Vanguard® ESG International Stock ETF
Schedule of Investments (unaudited)
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.6%)
Australia (4.4%)
	Commonwealth Bank of Australia	320,100	31,991
	Westpac Banking Corp.	657,221	16,189
	National Australia Bank Ltd.	586,913	15,432
	ANZ Group Holdings Ltd.	571,437	12,965
	Wesfarmers Ltd.	215,327	11,555
	CSL Ltd.	92,399	11,276
	Macquarie Group Ltd.	65,975	8,522
	Goodman Group	378,851	7,373
	Transurban Group	594,451	5,814
	Northern Star Resources Ltd.	274,065	4,928
	Woolworths Group Ltd.	232,192	4,461
	Fortescue Ltd.	303,132	4,260
	Brambles Ltd.	261,635	4,123
	QBE Insurance Group Ltd.	289,192	3,647
	Evolution Mining Ltd.	379,645	2,956
	Scentre Group	1,009,362	2,699
	Telstra Group Ltd.	766,182	2,470
	Computershare Ltd.	101,810	2,394
*	Xero Ltd.	29,727	2,385
	Suncorp Group Ltd.	205,912	2,366
	Cochlear Ltd.	12,619	2,306
	Insurance Australia Group Ltd.	434,354	2,206
*	James Hardie Industries plc	107,357	2,136
	Pro Medicus Ltd.	10,211	1,786
	Stockland	452,303	1,783
*	Lynas Rare Earths Ltd.	183,922	1,753
	WiseTech Global Ltd.	35,477	1,699
	Medibank Pvt Ltd.	525,310	1,634
	CAR Group Ltd.	70,246	1,601
	Sigma Healthcare Ltd.	834,368	1,574
	Charter Hall Group	91,850	1,497
	ASX Ltd.	37,257	1,420
*	Pilbara Minerals Ltd.	529,491	1,409
	Sonic Healthcare Ltd.	90,104	1,378
	GPT Group	378,574	1,377
	JB Hi-Fi Ltd.	21,177	1,363
	BlueScope Steel Ltd.	81,522	1,299
	Vicinity Ltd.	741,840	1,196
	REA Group Ltd.	9,250	1,188
	Technology One Ltd.	58,011	1,146
	Mirvac Group	773,368	1,095
*	NEXTDC Ltd.	121,977	1,087
	SEEK Ltd.	66,661	1,069
*	Mineral Resources Ltd.	32,313	1,042
	HUB24 Ltd.	14,943	1,016
	Perseus Mining Ltd.	273,240	1,011
	Dexus	200,950	943
	Qantas Airways Ltd.	143,566	940
*	Sandfire Resources Ltd.	90,636	936
	Ramelius Resources Ltd.	365,307	875
*	Genesis Minerals Ltd.	200,381	875
	Ramsay Health Care Ltd.	35,594	858
	Cleanaway Waste Management Ltd.	421,639	743
	Bendigo & Adelaide Bank Ltd.	107,770	723
	Steadfast Group Ltd.	205,930	699
	Downer EDI Ltd.	132,249	685
*	Capricorn Metals Ltd.	70,372	683
	Regis Resources Ltd.	139,849	676
	Ansell Ltd.	27,041	664
*	IGO Ltd.	146,839	653
*	Vault Minerals Ltd.	197,137	646
	Westgold Resources Ltd.	160,992	644

		Shares	Market Value ($000)
	Atlas Arteria Ltd.	196,658	642
	Eagers Automotive Ltd.	33,137	618
	Challenger Ltd.	97,382	566
	Bank of Queensland Ltd.	127,345	537
	AUB Group Ltd.	21,904	534
*	Telix Pharmaceuticals Ltd.	53,064	528
	AMP Ltd.	461,778	525
*	Zip Co. Ltd.	218,497	489
	Lendlease Corp. Ltd.	137,034	470
	Harvey Norman Holdings Ltd.	101,179	460
	Netwealth Group Ltd.	23,741	445
	Reliance Worldwide Corp. Ltd.	152,041	421
	National Storage REIT	237,298	421
	Pinnacle Investment Management Group Ltd.	34,274	411
[1]	Breville Group Ltd.	19,589	398
	nib holdings Ltd.	84,781	398
[1]	Reece Ltd.	41,626	347
	Orora Ltd.	223,348	327
*	Liontown Resources Ltd.	340,939	321
	Region Group	202,921	318
	Iluka Resources Ltd.	74,990	317
	Sims Ltd.	27,907	313
	Super Retail Group Ltd.	28,935	308
	ARB Corp. Ltd.	13,342	300
[1]	Flight Centre Travel Group Ltd.	33,656	298
*	Mesoblast Ltd.	167,076	297
*	Insignia Financial Ltd.	93,243	278
*	Resolute Mining Ltd.	365,628	271
	Champion Iron Ltd.	69,443	264
	Perpetual Ltd.	20,617	259
*	Megaport Ltd.	27,044	254
*	Neuren Pharmaceuticals Ltd.	19,550	252
	Generation Development Group Ltd.	56,619	245
	Ingenia Communities Group	67,718	230
	Lovisa Holdings Ltd.	10,801	227
[2]	Corporate Travel Management Ltd.	21,314	224
*	Bellevue Gold Ltd.	254,802	224
	Premier Investments Ltd.	19,052	223
	Nick Scali Ltd.	13,793	216
*	PEXA Group Ltd.	23,233	216
	Waypoint REIT Ltd.	122,265	212
	Deterra Royalties Ltd.	79,460	211
*	Pantoro Gold Ltd.	59,697	211
*,1	DroneShield Ltd.	156,506	205
	Centuria Capital Group	138,359	201
	Bega Cheese Ltd.	50,775	200
	Imdex Ltd.	88,459	199
*	Ora Banda Mining Ltd.	228,354	199
*	WEB Travel Group Ltd.	63,155	197
	GrainCorp Ltd. Class A	36,766	195
	Magellan Financial Group Ltd.	31,342	195
	IRESS Ltd.	31,279	191
	Regis Healthcare Ltd.	36,717	190
	EVT Ltd.	21,129	190
*	IperionX Ltd.	56,732	190
*	Catalyst Metals Ltd.	41,996	186
*	SiteMinder Ltd.	43,096	185
*	Judo Capital Holdings Ltd.	173,415	182
*	Temple & Webster Group Ltd.	17,644	179
	Nine Entertainment Co. Holdings Ltd.	244,376	174
	IDP Education Ltd.	49,279	170
	Data#3 Ltd.	28,225	168
	Helia Group Ltd.	44,810	166
	GQG Partners Inc.	135,914	165
	SRG Global Ltd.	86,973	164
[1]	Domino's Pizza Enterprises Ltd.	11,575	162
	TPG Telecom Ltd.	64,488	159
	Nickel Industries Ltd.	334,671	159
*	Predictive Discovery Ltd.	379,100	159
	Arena REIT	65,368	153

		Shares	Market Value ($000)
*	Superloop Ltd.	82,635	152
	Aussie Broadband Ltd.	43,340	151
	Elders Ltd.	30,681	148
*	Elevra Lithium Ltd.	38,951	148
	Amotiv Ltd.	24,771	146
*	Tuas Ltd.	32,774	139
	Service Stream Ltd.	91,961	136
	Collins Foods Ltd.	17,767	136
	HMC Capital Ltd.	52,528	133
*	Nanosonics Ltd.	44,114	124
	SmartGroup Corp. Ltd.	20,928	121
*	Catapult Sports Ltd.	34,282	121
*	Macquarie Technology Group Ltd.	2,625	117
	DigiCo Infrastructure REIT	62,898	116
*,1	Vulcan Energy Resources Ltd.	28,237	111
	Hansen Technologies Ltd.	28,987	110
	McMillan Shakespeare Ltd.	9,997	109
*	Develop Global Ltd.	43,995	108
	Supply Network Ltd.	4,779	107
	Credit Corp. Group Ltd.	11,690	106
*	Nufarm Ltd.	64,720	106
	Integral Diagnostics Ltd.	59,376	103
	EQT Holdings Ltd.	6,006	103
	Kelsian Group Ltd.	33,739	102
	Dicker Data Ltd.	14,345	100
	Inghams Group Ltd.	60,750	99
*	Clarity Pharmaceuticals Ltd.	40,337	96
	IPH Ltd.	40,336	93
*	Weebit Nano Ltd.	36,213	93
	Bapcor Ltd.	59,792	91
	Maas Group Holdings Ltd.	30,682	91
*	PolyNovo Ltd.	112,097	90
	Abacus Storage King	94,924	90
	Bravura Solutions Ltd.	53,055	89
	MyState Ltd.	27,556	80
[1]	PWR Holdings Ltd.	14,246	77
*	Select Harvests Ltd.	25,758	76
*	Alpha HPA Ltd.	153,263	76
	Ridley Corp. Ltd.	44,046	76
*	Lifestyle Communities Ltd.	20,191	75
*	St. Barbara Ltd.	197,269	74
*	Chalice Mining Ltd.	62,487	74
	oOh!media Ltd.	87,015	73
*,2	Opthea Ltd.	206,684	73
	Myer Holdings Ltd.	235,996	71
[2]	Infomedia Ltd.	64,751	71
	Healius Ltd.	107,388	69
	Cromwell Property Group	226,840	68
	Vulcan Steel Ltd.	14,292	68
	Navigator Global Investments Ltd.	35,333	67
	G8 Education Ltd.	134,206	63
	Australian Ethical Investment Ltd.	16,735	63
	Redox Ltd.	32,916	63
	Clinuvel Pharmaceuticals Ltd.	7,811	61
*	Fineos Corp. Ltd.	30,713	61
*	FleetPartners Group Ltd.	30,424	61
	GWA Group Ltd.	36,940	60
	Regal Partners Ltd.	27,852	57
	Australian Clinical Labs Ltd.	29,328	56
*	Tyro Payments Ltd.	78,187	54
	Cedar Woods Properties Ltd.	8,900	52
	Growthpoint Properties Australia Ltd.	31,461	52
*	Baby Bunting Group Ltd.	28,637	52
	Abacus Group	66,117	52
*	Alkane Resources Ltd.	76,694	51
	L1 Group Ltd.	75,038	51
	GDI Property Group Partnership	115,508	50
	Australian Finance Group Ltd.	31,599	50
*	Nuix Ltd.	38,378	50
*	Oceania Healthcare Ltd.	101,609	49

		Shares	Market Value ($000)
	Praemium Ltd.	84,974	48
	Webjet Group Ltd.	71,176	42
*	Audinate Group Ltd.	13,727	39
*	ioneer Ltd.	350,440	39
	Accent Group Ltd.	58,376	38
*	Aurelia Metals Ltd.	238,569	37
*	EML Payments Ltd.	64,729	36
*,1	BrainChip Holdings Ltd.	304,636	36
	Solvar Ltd.	28,545	33
*	Mayne Pharma Group Ltd.	11,925	29
*,1	Novonix Ltd.	94,513	29
	Kogan.com Ltd.	12,462	28
*	Wildcat Resources Ltd.	157,634	28
*	Australian Agricultural Co. Ltd.	28,802	27
*	Syrah Resources Ltd.	130,914	27
*	29Metals Ltd.	93,275	24
	Humm Group Ltd.	54,062	22
*,2	AVZ Minerals Ltd.	335,342	22
*	Coast Entertainment Holdings Ltd.	67,417	22
*	OFX Group Ltd.	33,880	14
*	West African Resources Ltd.	4,592	8
[2]	Leo Lithium Ltd.	145,596	4
*,2	ESG Minerals Ltd.	8,773	—
			234,822
Austria (0.2%)
	Erste Group Bank AG	53,625	5,861
[3]	BAWAG Group AG	15,314	2,051
	Raiffeisen Bank International AG	24,182	983
	ANDRITZ AG	12,675	916
	Wienerberger AG	20,869	716
	UNIQA Insurance Group AG	22,629	395
	Vienna Insurance Group AG Wiener Versicherung Gruppe	6,801	390
	DO & CO AG	1,391	308
	Strabag SE	3,215	288
	Oesterreichische Post AG	5,526	196
*	AT&S Austria Technologie & Systemtechnik AG	4,104	156
	CA Immobilien Anlagen AG	5,343	151
	Telekom Austria AG Class A	13,585	141
*	CPI Europe AG	5,362	97
	Porr AG	2,685	95
*	Lenzing AG	3,374	92
	Palfinger AG	2,176	82
	Agrana Beteiligungs AG	1,103	15
			12,933
Belgium (0.7%)
*	Argenx SE	11,647	10,617
	UCB SA	22,887	6,397
	KBC Group NV	43,187	5,316
	Ageas SA/NV	33,558	2,293
	Groupe Bruxelles Lambert NV	15,046	1,301
	Syensqo SA	13,930	1,137
	Elia Group SA/NV Class B	8,702	1,051
	Ackermans & van Haaren NV	4,045	1,035
	Financiere de Tubize SA	3,705	904
	Warehouses De Pauw CVA	34,432	894
	Sofina SA	2,934	828
	Aedifica SA	9,796	755
	D'ieteren Group	3,970	691
	Lotus Bakeries NV	76	683
	Cofinimmo SA	7,308	662
	Umicore SA	37,146	653
	KBC Ancora	7,409	618
	Solvay SA	13,478	430
	VGP NV	3,042	366
	Azelis Group NV	31,420	338
	Montea NV	4,039	335
	Melexis NV	4,661	287
	Fagron	10,260	254
	Gimv NV	4,646	244

		Shares	Market Value ($000)
	Xior Student Housing NV	7,032	239
	Colruyt Group NV	5,457	210
	Proximus SADP	23,331	201
	Shurgard Self Storage Ltd.	5,325	199
	Barco NV	12,004	171
	Retail Estates NV	1,805	133
	Kinepolis Group NV	2,277	83
*	Vastned NV	2,020	73
*	Ontex Group NV	8,272	62
*	bpost SA	16,624	37
			39,497
Brazil (0.6%)
	B3 SA - Brasil Bolsa Balcao	994,286	2,807
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	88,213	2,330
	Banco BTG Pactual SA	224,717	2,269
[3]	Rede D'Or Sao Luiz SA	188,900	1,677
	Equatorial Energia SA	195,661	1,464
	Localiza Rent a Car SA	162,470	1,381
	Banco do Brasil SA	319,631	1,349
	Suzano SA	126,172	1,129
	Raia Drogasil SA	245,727	1,098
	Telefonica Brasil SA	147,536	975
	Banco Bradesco SA	282,835	891
	TOTVS SA	98,335	794
	BB Seguridade Participacoes SA	124,400	794
	Itau Unibanco Holding SA	105,840	757
	Rumo SA	225,799	714
	TIM SA	148,400	697
	Motiva Infraestrutura de Mobilidade SA	222,658	674
	MBRF Global Foods Co. SA	165,220	602
*	Lojas Renner SA	196,286	584
	Energisa SA	60,205	559
	Klabin SA	156,006	518
	Sendas Distribuidora SA	253,789	448
	Banco Santander Brasil SA	68,132	438
	Smartfit Escola de Ginastica e Danca SA	88,424	437
	Allos SA	78,724	418
	Transmissora Alianca de Energia Eletrica SA	48,700	400
	Multiplan Empreendimentos Imobiliarios SA	68,415	388
	Caixa Seguridade Participacoes SA	125,500	379
	Cia De Sanena Do Parana	53,000	362
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	49,100	329
	Alupar Investimento SA	50,566	320
[3]	GPS Participacoes e Empreendimentos SA	77,300	287
	Porto Seguro SA	32,200	282
	Cia de Saneamento de Minas Gerais Copasa MG	36,200	277
	Hypera SA	54,600	275
*	Natura Cosmeticos SA	160,987	249
	Cogna Educacao SA	328,900	240
	Iguatemi SA	47,682	237
	Direcional Engenharia SA	65,631	229
*,3	Hapvida Participacoes e Investimentos SA	68,884	187
*	Cia Siderurgica Nacional SA	107,634	172
	Cury Construtora e Incorporadora SA	22,200	160
	Fleury SA	49,499	149
	Vivara Participacoes SA	20,700	135
	Auren Energia SA	58,032	134
	Magazine Luiza SA	65,751	126
	Azzas 2154 SA	23,182	124
*	Orizon Valorizacao de Residuos SA	9,900	119
	EcoRodovias Infraestrutura e Logistica SA	56,200	115
	YDUQS Participacoes SA	43,200	111
	C&A Modas SA	32,500	109
*	Minerva SA	90,269	105
	SLC Agricola SA	33,220	103
*	MRV Engenharia e Participacoes SA	58,600	102
	M Dias Branco SA	20,900	100
*	IRB-Brasil Resseguros SA	10,336	97
	Odontoprev SA	44,610	96

		Shares	Market Value ($000)
	Fras-Le SA	20,300	95
*	Hidrovias do Brasil SA	123,387	91
	JHSF Participacoes SA	60,400	86
	CSN Mineracao SA	81,400	83
	Vulcabras SA	20,200	78
	Cia Energetica de Minas Gerais	29,161	77
*	Grupo Mateus SA	78,300	75
	SIMPAR SA	58,300	71
	Sao Martinho SA	26,300	69
	Dexco SA	65,618	65
	Tres Tentos Agroindustrial SA	22,400	65
	Mills Locacao Servicos e Logistica SA	26,000	65
	Mahle Metal Leve SA	10,300	64
	Fundo De Investimento Imobiliario VBI Prime Properties	3,775	57
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	75,893	55
	Ez Tec Empreendimentos e Participacoes SA	14,200	53
	Grupo SBF SA	18,500	51
	Grendene SA	53,800	50
	LOG Commercial Properties e Participacoes SA	10,167	48
[3]	LWSA SA	54,200	47
*	Pet Center Comercio e Participacoes SA	57,300	47
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	12,100	45
*	Cia Brasileira de Distribuicao	59,679	44
*	Log-in Logistica Intermodal SA	5,800	40
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	15,600	38
	Tupy SA	15,400	36
*	Cia Brasileira de Aluminio	33,669	36
	Iochpe Maxion SA	16,900	32
*	CVC Brasil Operadora e Agencia de Viagens SA	94,110	32
*	Oncoclinicas do Brasil Servicos Medicos SA	38,000	13
			34,010
Canada (6.6%)
	Royal Bank of Canada	270,483	41,707
*	Shopify Inc. Class A (XNYS)	229,524	36,431
	Bank of Montreal	137,274	17,321
	Agnico Eagle Mines Ltd.	95,950	16,729
	Bank of Nova Scotia	237,473	16,461
	Canadian Imperial Bank of Commerce	178,848	15,412
	Manulife Financial Corp.	327,599	11,541
	Wheaton Precious Metals Corp.	86,631	9,536
	National Bank of Canada	74,724	9,043
	Waste Connections Inc.	48,524	8,571
*	Celestica Inc.	21,903	7,545
	Dollarama Inc.	50,979	7,331
	Fairfax Financial Holdings Ltd.	4,202	7,222
	Intact Financial Corp.	34,140	6,961
	Kinross Gold Corp.	234,891	6,613
	Sun Life Financial Inc.	108,065	6,388
	Nutrien Ltd.	93,192	5,422
	Power Corp. of Canada	102,615	5,217
	Loblaw Cos. Ltd.	108,740	4,836
	Restaurant Brands International Inc.	61,495	4,457
	Teck Resources Ltd. Class B	91,966	3,945
	Brookfield Asset Management Ltd. Class A	72,843	3,841
	Pan American Silver Corp.	79,603	3,635
	Thomson Reuters Corp.	26,328	3,564
	RB Global Inc.	35,332	3,471
	CGI Inc.	38,314	3,393
	Alamos Gold Inc. Class A	80,176	3,008
*	First Quantum Minerals Ltd.	129,610	2,936
	Metro Inc. Class A	37,707	2,721
	Magna International Inc.	50,998	2,490
	Lundin Mining Corp.	130,638	2,446
	Great-West Lifeco Inc.	51,911	2,401
[3]	Hydro One Ltd.	59,549	2,339
	GFL Environmental Inc. (XTSE)	47,890	2,175
	iA Financial Corp. Inc.	18,161	2,128
	Element Fleet Management Corp.	77,587	2,063
	George Weston Ltd.	29,724	2,047

		Shares	Market Value ($000)
	TMX Group Ltd.	53,219	1,956
	Gildan Activewear Inc.	34,552	1,928
	Toromont Industries Ltd.	15,442	1,808
*	Equinox Gold Corp.	130,258	1,807
*	IAMGOLD Corp.	108,145	1,681
	Open Text Corp.	49,225	1,654
	Lundin Gold Inc.	18,813	1,585
*	Descartes Systems Group Inc.	18,053	1,487
*	Ivanhoe Mines Ltd. Class A	141,777	1,481
*	Aritzia Inc.	17,874	1,407
	BCE Inc.	59,495	1,399
	Saputo Inc.	47,153	1,335
	TFI International Inc.	15,110	1,322
	First Majestic Silver Corp.	85,549	1,302
	Hudbay Minerals Inc.	75,927	1,288
	TELUS Corp.	96,407	1,267
	Colliers International Group Inc.	8,615	1,243
	FirstService Corp.	7,883	1,237
*	Eldorado Gold Corp.	38,791	1,215
	OR Royalties Inc.	33,274	1,161
	OceanaGold Corp.	44,008	1,138
	B2Gold Corp.	243,633	1,130
	Brookfield Renewable Corp.	26,023	1,080
*	Capstone Copper Corp.	115,564	1,022
	Definity Financial Corp.	18,415	951
*	SSR Mining Inc.	37,902	882
	Boyd Group Inc.	5,163	865
	Onex Corp.	10,811	859
	Torex Gold Resources Inc.	17,956	846
	Chartwell Retirement Residences	57,563	835
	Canadian Apartment Properties REIT	29,824	812
	RioCan REIT	58,875	798
*	Kinaxis Inc.	5,562	696
	Stella-Jones Inc.	10,528	655
	Granite REIT	11,571	638
	West Fraser Timber Co. Ltd.	9,995	615
	Choice Properties REIT	53,535	583
*	Novagold Resources Inc.	57,026	581
	IGM Financial Inc.	14,203	581
	Premium Brands Holdings Corp. Class A	8,189	575
	First Capital REIT	40,764	573
	SmartCentres REIT	27,228	511
	Centerra Gold Inc.	37,316	496
	Dream Industrial REIT	54,427	485
	BRP Inc.	6,490	448
*	New Gold Inc.	51,285	429
*	BlackBerry Ltd.	104,115	426
	Linamar Corp.	7,317	414
	Methanex Corp.	11,300	402
	Quebecor Inc. Class B	10,192	384
	H&R REIT	51,400	381
*	Air Canada	26,691	363
	Boardwalk REIT	7,814	359
	Boralex Inc. Class A	19,348	345
*	Bausch Health Cos. Inc.	53,205	337
	North West Co. Inc.	9,340	328
	DPM Metals Inc.	11,607	324
	Allied Properties REIT	30,239	279
*	G Mining Ventures Corp.	11,827	278
*	Lightspeed Commerce Inc.	24,425	275
*	Shopify Inc. Class A (XTSE)	1,655	263
*	K92 Mining Inc.	16,103	241
	Maple Leaf Foods Inc.	13,215	238
	Primaris REIT	20,999	229
*	Galaxy Digital Inc. Class A	8,380	223
*	Fortuna Mining Corp.	21,227	215
*	Orla Mining Ltd.	14,585	206
*	Endeavour Silver Corp.	20,342	202
	GFL Environmental Inc.	4,311	196
	Transcontinental Inc. Class A	12,652	185

		Shares	Market Value ($000)
*	Seabridge Gold Inc.	6,443	180
*	ERO Copper Corp.	6,923	176
*	Wesdome Gold Mines Ltd.	10,667	168
*	NGEx Minerals Ltd.	9,037	160
	Sprott Inc.	1,693	155
	Triple Flag Precious Metals Corp.	4,485	150
	Winpak Ltd.	4,658	147
*	Skeena Resources Ltd.	6,502	136
*	Perpetua Resources Corp.	4,947	127
*	Allied Gold Corp.	5,897	125
	EQB Inc.	1,920	120
	Altus Group Ltd.	3,025	119
	Labrador Iron Ore Royalty Corp.	5,372	115
	Killam Apartment REIT	8,912	107
*	Trisura Group Ltd.	3,555	104
	OR Royalties Inc. (XNYS)	2,950	103
*	Brookfield Wealth Solutions Ltd.	2,194	103
	Enghouse Systems Ltd.	7,004	102
	Pet Valu Holdings Ltd.	4,923	101
	Sienna Senior Living Inc.	6,521	97
	InterRent REIT	10,196	97
	Cargojet Inc.	1,584	92
	Crombie REIT	8,344	92
	Cogeco Communications Inc.	1,769	86
	goeasy Ltd.	863	85
*	Canfor Corp.	9,348	82
	Brookfield Business Corp. Class A	2,288	80
*	NFI Group Inc.	7,272	72
*	Canada Packers Inc.	2,700	31
*,2	LunR Royalties Corp.	2,259	2
			352,401
Chile (0.2%)
	Banco de Chile	8,359,423	1,583
	Latam Airlines Group SA	49,323,257	1,191
	Falabella SA	167,395	1,086
	Banco de Credito e Inversiones SA	15,307	876
	Banco Santander Chile	11,062,728	827
	Cencosud SA	245,342	770
	Plaza SA	120,825	416
	Parque Arauco SA	122,761	395
	Empresas CMPC SA	210,252	294
*	Sociedad Quimica y Minera de Chile SA ADR	4,041	260
	Banco Itau Chile SA	12,125	232
	Quinenco SA	45,867	226
	Latam Airlines Group SA ADR	4,494	217
	Cencosud Shopping SA	79,579	206
	Aguas Andinas SA Class A	454,340	180
	Empresa Nacional de Telecomunicaciones SA	25,073	127
	Cia Sud Americana de Vapores SA	2,396,137	125
	Inversiones La Construccion SA	6,433	111
	Inversiones Aguas Metropolitanas SA	92,974	99
	SMU SA	586,387	95
*	CAP SA	12,470	87
	Ripley Corp. SA	158,688	77
	SONDA SA	95,307	35
			9,515
China (8.7%)
	Alibaba Group Holding Ltd.	3,426,800	67,422
	China Construction Bank Corp. Class H	18,547,000	19,539
*,3	Xiaomi Corp. Class B	3,309,600	17,593
*	PDD Holdings Inc. ADR	145,905	16,937
*,3	Meituan Class B	1,025,055	13,288
	Industrial & Commercial Bank of China Ltd. Class H	15,403,000	12,769
	NetEase Inc.	348,315	9,635
	Ping An Insurance Group Co. of China Ltd. Class H	1,261,000	9,229
	BYD Co. Ltd. Class H	710,500	8,929
	Trip.com Group Ltd.	119,998	8,363
	Bank of China Ltd. Class H	13,241,000	7,978
	JD.com Inc. Class A	483,753	7,236

		Shares	Market Value ($000)
	China Life Insurance Co. Ltd. Class H	1,425,000	4,945
	China Merchants Bank Co. Ltd. Class H	723,000	4,875
[3]	Kuaishou Technology	532,200	4,672
	Agricultural Bank of China Ltd. Class H	5,903,000	4,428
*	BeOne Medicines Ltd. Class H	149,900	3,961
*,3	Innovent Biologics Inc.	306,000	3,709
[3]	Pop Mart International Group Ltd.	127,600	3,703
	Yum China Holdings Inc. (XHKG)	66,550	3,218
	Contemporary Amperex Technology Co. Ltd. Class A	57,929	3,070
	PICC Property & Casualty Co. Ltd. Class H	1,320,000	3,002
*	XPeng Inc. Class A	266,900	2,909
*,3	Wuxi Biologics Cayman Inc.	664,737	2,677
	ANTA Sports Products Ltd.	239,000	2,618
	Geely Automobile Holdings Ltd. Class A	1,115,900	2,439
	China Hongqiao Group Ltd.	591,500	2,358
[3]	Nongfu Spring Co. Ltd. Class H	344,000	2,166
	China Resources Land Ltd.	556,000	2,165
	KE Holdings Inc. ADR	125,223	2,158
*	Li Auto Inc. Class A	232,136	2,143
*,3	Akeso Inc.	128,000	2,034
	China Pacific Insurance Group Co. Ltd. Class H	487,200	1,940
*	NIO Inc. Class A	336,105	1,904
	H World Group Ltd.	383,730	1,782
	Full Truck Alliance Co. Ltd. ADR	153,213	1,739
	ZTO Express Cayman Inc.	84,100	1,730
	Sino Biopharmaceutical Ltd.	1,868,000	1,698
	China Merchants Bank Co. Ltd. Class A	270,381	1,643
	China CITIC Bank Corp. Ltd. Class H	1,722,000	1,588
	CSPC Pharmaceutical Group Ltd.	1,543,280	1,575
*,3	JD Health International Inc.	199,000	1,574
	People's Insurance Co. Group of China Ltd. Class H	1,702,000	1,546
	New Oriental Education & Technology Group Inc.	297,590	1,531
	Haier Smart Home Co. Ltd. Class H	439,000	1,506
*	Bilibili Inc.	54,603	1,456
[3]	China Tower Corp. Ltd. Class H	901,400	1,427
*,3	SenseTime Group Inc. Class B	5,105,000	1,397
	CMOC Group Ltd. Class H	669,000	1,396
*	J&T Global Express Ltd.	1,118,600	1,378
[3]	3SBio Inc.	341,000	1,374
	Foxconn Industrial Internet Co. Ltd. Class A	153,100	1,324
	China Yangtze Power Co. Ltd. Class A	330,190	1,306
	Kanzhun Ltd. ADR	59,085	1,306
[3]	Postal Savings Bank of China Co. Ltd. Class H	1,821,000	1,288
	Agricultural Bank of China Ltd. Class A	1,134,200	1,288
	Yangzijiang Shipbuilding Holdings Ltd.	471,400	1,221
*,1,3	Hua Hong Semiconductor Ltd. Class H	126,757	1,221
	Ping An Insurance Group Co. of China Ltd. Class A	145,970	1,220
	Bank of Communications Co. Ltd. Class H	1,324,000	1,216
	China Overseas Land & Investment Ltd.	705,500	1,210
	Zhaojin Mining Industry Co. Ltd. Class H	321,000	1,203
	New China Life Insurance Co. Ltd. Class H	191,200	1,143
	Industrial & Commercial Bank of China Ltd. Class A	993,075	1,138
[3]	Hansoh Pharmaceutical Group Co. Ltd.	214,000	1,110
	China Mengniu Dairy Co. Ltd.	562,120	1,088
[3]	Guotai Haitong Securities Co. Ltd. Class H	544,304	1,088
	CITIC Securities Co. Ltd. Class H	314,037	1,082
	Zhongji Innolight Co. Ltd. Class A	14,700	1,076
	Sunny Optical Technology Group Co. Ltd.	129,200	1,060
*	Cambricon Technologies Corp. Ltd. Class A	5,580	1,057
[3]	Fuyao Glass Industry Group Co. Ltd. Class H	120,000	1,039
	Li Ning Co. Ltd.	452,678	1,015
	BYD Co. Ltd. Class A	73,200	990
*	Kingdee International Software Group Co. Ltd.	542,000	989
	Weichai Power Co. Ltd. Class H	391,000	971
	Hygon Information Technology Co. Ltd. Class A	30,342	940
[1]	China Gold International Resources Corp. Ltd.	46,200	885
	China Galaxy Securities Co. Ltd. Class H	661,500	868
	Vipshop Holdings Ltd. ADR	43,698	858
	COSCO SHIPPING Holdings Co. Ltd. Class H	500,400	852
*	TAL Education Group ADR	76,764	844

		Shares	Market Value ($000)
	Great Wall Motor Co. Ltd. Class H	434,000	838
[2,3]	China International Capital Corp. Ltd. Class H	339,200	833
	Industrial Bank Co. Ltd. Class A	267,900	800
	Bank of Communications Co. Ltd. Class A	738,300	792
	Luxshare Precision Industry Co. Ltd. Class A	95,614	788
[3]	WuXi AppTec Co. Ltd. Class H	59,936	783
	Sungrow Power Supply Co. Ltd. Class A	29,785	775
[3]	Shandong Gold Mining Co. Ltd. Class H	173,100	771
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	83,510	735
	Jiangxi Copper Co. Ltd. Class H	184,000	728
	Kingsoft Corp. Ltd.	195,400	722
[3]	Meitu Inc.	650,000	722
	Shanghai Pudong Development Bank Co. Ltd. Class A	440,400	715
*	GDS Holdings Ltd. Class A	166,441	709
*	Alibaba Health Information Technology Ltd.	962,000	694
[3]	China Resources Mixc Lifestyle Services Ltd.	121,400	694
*,1	XtalPi Holdings Ltd.	536,000	694
	Tongcheng Travel Holdings Ltd.	241,200	681
	East Money Information Co. Ltd. Class A	202,800	673
	China Minsheng Banking Corp. Ltd. Class H	1,194,000	668
	Sinopharm Group Co. Ltd. Class H	256,900	663
*	GCL Technology Holdings Ltd.	4,311,000	645
*,1	China Ruyi Holdings Ltd.	2,048,000	642
	BYD Electronic International Co. Ltd.	146,500	627
*	WuXi XDC Cayman Inc.	72,470	612
	China Taiping Insurance Holdings Co. Ltd.	271,600	609
	Minth Group Ltd.	138,000	605
	CITIC Securities Co. Ltd. Class A	154,251	603
	Bank of China Ltd. Class A	698,000	599
*,3	JD Logistics Inc.	380,100	597
[1]	ZTE Corp. Class H	146,400	594
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H	10,100	594
	NAURA Technology Group Co. Ltd. Class A	9,458	575
[3]	Huatai Securities Co. Ltd. Class H	243,000	573
	CMOC Group Ltd. Class A	247,500	571
	Bosideng International Holdings Ltd.	870,000	555
	CRRC Corp. Ltd. Class H	696,000	553
	Tingyi Cayman Islands Holding Corp.	346,000	531
	Guotai Haitong Securities Co. Ltd.	194,686	528
	Muyuan Foods Co. Ltd. Class A	70,512	506
	Atour Lifestyle Holdings Ltd. ADR	13,025	500
[1,3]	Ganfeng Lithium Group Co. Ltd. Class H	78,600	497
[3]	Longfor Group Holdings Ltd.	395,800	496
*,3	China CITIC Financial Asset Management Co. Ltd. Class H	3,699,000	491
	Far East Horizon Ltd.	477,000	488
	XD Inc.	53,400	487
	China Pacific Insurance Group Co. Ltd. Class A	93,500	461
	MINISO Group Holding Ltd.	90,152	452
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	15,587	451
	Hengan International Group Co. Ltd.	122,500	443
	China National Building Material Co. Ltd. Class H	657,332	443
*,3	Ascentage Pharma Group International	53,100	439
[1,3]	Giant Biogene Holding Co. Ltd.	94,000	438
[3]	China Feihe Ltd.	820,000	437
	WuXi AppTec Co. Ltd. Class A	33,264	431
	China Everbright Environment Group Ltd.	659,000	425
	Wanhua Chemical Group Co. Ltd. Class A	44,600	424
*,3	NetEase Cloud Music Inc.	16,850	419
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	83,900	416
	Sinotruk Hong Kong Ltd.	119,500	416
*	Genscript Biotech Corp.	216,000	415
	CRRC Corp. Ltd. Class A	403,115	415
	Ping An Bank Co. Ltd. Class A	248,300	408
	Dongyue Group Ltd.	285,000	400
[1]	GF Securities Co. Ltd. Class H	183,400	398
	Kingboard Holdings Ltd.	116,500	390
*,1,3	Remegen Co. Ltd. Class H	32,500	390
	Qfin Holdings Inc. Class A ADR	19,836	387
	China Cinda Asset Management Co. Ltd. Class H	2,228,000	385
	China Tourism Group Duty Free Corp. Ltd. Class A	34,123	382

		Shares	Market Value ($000)
*	Zai Lab Ltd.	186,570	382
*,1	UBTech Robotics Corp. Ltd. Class H	26,000	380
	China Railway Group Ltd. Class H	754,000	379
*,1,3	ZhongAn Online P&C Insurance Co. Ltd. Class H	191,400	379
	China Medical System Holdings Ltd.	218,000	373
	Bank of Ningbo Co. Ltd. Class A	91,200	366
	Seres Group Co. Ltd. Class A	20,500	366
	Xinyi Solar Holdings Ltd.	872,000	362
*,1	Kingsoft Cloud Holdings Ltd.	447,310	362
*	Hesai Group ADR	18,534	356
*,3	Mobvista Inc.	183,000	346
	SF Holding Co. Ltd. Class A	63,400	344
	Shenzhen Inovance Technology Co. Ltd. Class A	34,095	341
*,3	InnoCare Pharma Ltd. Class H	176,000	336
	Haier Smart Home Co. Ltd. Class A	85,400	334
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	79,500	331
	Country Garden Services Holdings Co. Ltd.	399,646	328
[1,3]	Ping An Healthcare & Technology Co. Ltd.	172,430	327
	Bank of Nanjing Co. Ltd. Class A	200,200	327
[3]	Yadea Group Holdings Ltd.	206,000	327
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	454,000	324
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	61,660	323
	Gree Electric Appliances Inc. of Zhuhai Class A	56,400	322
	China Construction Bank Corp. Class A	236,000	322
	China United Network Communications Ltd. Class A	417,100	319
	COSCO SHIPPING Holdings Co. Ltd. Class A	153,080	316
	Haitian International Holdings Ltd.	111,000	312
	Chongqing Rural Commercial Bank Co. Ltd. Class H	386,000	311
	JOYY Inc. ADR	4,930	311
*	Beijing Fourth Paradigm Technology Co. Ltd. Class H	51,900	308
	Zhejiang Expressway Co. Ltd. Class H	314,560	305
*,3	Keymed Biosciences Inc.	38,000	305
[1]	China Everbright Bank Co. Ltd. Class H	618,000	302
	Shandong Gold Mining Co. Ltd. Class A	58,160	300
[1]	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	318,800	298
	China Minsheng Banking Corp. Ltd. Class A	515,900	298
	Postal Savings Bank of China Co. Ltd. Class A	367,700	295
	Advanced Micro-Fabrication Equipment Inc. China Class A	7,688	293
	ZTE Corp. Class A	48,835	292
	China Everbright Bank Co. Ltd. Class A	568,200	290
	Autohome Inc. ADR	12,183	289
	Huatai Securities Co. Ltd. Class A	96,530	289
	Weichai Power Co. Ltd. Class A	117,465	288
*	LONGi Green Energy Technology Co. Ltd. Class A	109,232	287
	Jiangsu Expressway Co. Ltd. Class H	220,000	283
	OmniVision Integrated Circuits Group Inc.	16,645	282
	Shenzhen International Holdings Ltd.	252,000	280
*	RoboSense Technology Co. Ltd.	65,900	279
	BOE Technology Group Co. Ltd. Class A	504,059	275
	Shenwan Hongyuan Group Co. Ltd. Class A	376,720	275
	Fosun International Ltd.	433,500	271
	Chinasoft International Ltd.	398,000	269
	China Communications Services Corp. Ltd. Class H	428,000	268
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	98,821	267
	Eve Energy Co. Ltd. Class A	25,900	263
	Shengyi Technology Co. Ltd. Class A	32,100	263
	Eastroc Beverage Group Co. Ltd. Class A	7,059	263
*	HUTCHMED China Ltd.	90,000	261
	Brilliance China Automotive Holdings Ltd.	522,000	257
[3]	CSC Financial Co. Ltd. Class H	166,000	256
	GigaDevice Semiconductor Inc. Class A	8,800	255
	New China Life Insurance Co. Ltd. Class A	27,400	255
*,1	Sunac China Holdings Ltd.	1,434,000	254
*,1	Microport Scientific Corp.	175,300	253
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	51,000	253
	Beijing Kingsoft Office Software Inc. Class A	5,686	251
*	Daqo New Energy Corp. ADR	7,849	249
*	Damai Entertainment Holdings Ltd.	2,150,000	247
*	Air China Ltd. Class H	302,000	246
	Fufeng Group Ltd.	238,000	246

		Shares	Market Value ($000)
	Lens Technology Co. Ltd. Class A	62,835	246
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	23,000	246
	GF Securities Co. Ltd. Class A	81,855	245
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	90,500	244
	Bank of Shanghai Co. Ltd. Class A	174,900	244
	Fuyao Glass Industry Group Co. Ltd. Class A	26,200	244
	China Reinsurance Group Corp. Class H	1,183,000	244
	Montage Technology Co. Ltd. Class A	14,425	243
	SAIC Motor Corp. Ltd. Class A	113,900	242
	TCL Electronics Holdings Ltd.	180,000	237
	China Merchants Securities Co. Ltd. Class A	102,720	237
	WUS Printed Circuit Kunshan Co. Ltd. Class A	23,840	236
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	154,600	235
	TravelSky Technology Ltd. Class H	172,000	233
	Shennan Circuits Co. Ltd. Class A	8,360	233
	Beijing Enterprises Water Group Ltd.	704,000	229
	C&D International Investment Group Ltd.	105,000	223
	Greentown China Holdings Ltd.	194,500	222
	Sunshine Insurance Group Co. Ltd. Class H	476,500	222
	Uni-President China Holdings Ltd.	207,000	220
	Guangzhou Automobile Group Co. Ltd. Class H	412,000	220
	Suzhou TFC Optical Communication Co. Ltd. Class A	9,800	220
	China Railway Group Ltd. Class A	286,500	220
*	Nine Dragons Paper Holdings Ltd.	271,000	219
	Kingboard Laminates Holdings Ltd.	149,500	219
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	35,800	219
	China Jinmao Holdings Group Ltd.	1,228,000	218
*	China Southern Airlines Co. Ltd. Class A	225,900	217
	Goldwind Science & Technology Co. Ltd. Class H	137,600	216
[3]	Simcere Pharmaceutical Group Ltd.	123,000	216
[3]	Topsports International Holdings Ltd.	484,000	214
	Ganfeng Lithium Group Co. Ltd. Class A	23,894	212
	Iflytek Co. Ltd. Class A	30,100	212
	China Three Gorges Renewables Group Co. Ltd. Class A	358,800	212
[1]	SF Holding Co. Ltd. Class H	45,800	211
	Wens Foodstuff Group Co. Ltd. Class A	82,300	210
	Bank of Beijing Co. Ltd. Class A	260,400	209
[1,3]	China Resources Pharmaceutical Group Ltd.	338,000	208
	Zangge Mining Co. Ltd. Class A	23,900	206
	Xtep International Holdings Ltd.	283,500	205
	China CITIC Bank Corp. Ltd. Class A	185,600	204
*	Shanghai MicroPort MedBot Group Co. Ltd. Class H	69,500	202
*,3	Tuhu Car Inc. Class A	91,100	202
	Grand Pharmaceutical Group Ltd.	188,500	199
*,3	East Buy Holding Ltd.	78,500	198
	Shanghai United Imaging Healthcare Co. Ltd. Class A	10,270	194
	Hisense Home Appliances Group Co. Ltd. Class H	59,000	193
	China Galaxy Securities Co. Ltd. Class A	85,200	192
	Shoucheng Holdings Ltd.	727,600	192
*	China Eastern Airlines Corp. Ltd. Class H	324,000	191
	Aier Eye Hospital Group Co. Ltd. Class A	117,048	191
	CSC Financial Co. Ltd. Class A	54,200	190
	Zhongjin Gold Corp. Ltd. Class A	59,700	190
	Jiangxi Copper Co. Ltd. Class A	35,700	190
*	China Southern Airlines Co. Ltd. Class H	278,000	189
	Chaozhou Three-Circle Group Co. Ltd. Class A	30,094	188
*	Tongwei Co. Ltd. Class A	57,908	188
	Huaxia Bank Co. Ltd. Class A	191,000	187
	Zhongsheng Group Holdings Ltd.	123,500	186
*	China Vanke Co. Ltd. Class H	396,200	186
	Focus Media Information Technology Co. Ltd. Class A	177,700	185
*	China Eastern Airlines Corp. Ltd. Class A	259,200	185
*,3	Evergrande Property Services Group Ltd.	1,011,500	185
	Sany Heavy Equipment International Holdings Co. Ltd.	197,000	184
	Avary Holding Shenzhen Co. Ltd. Class A	28,599	184
	Shanghai Conant Optical Co. Ltd. Class H	29,500	184
	GoerTek Inc. Class A	42,800	183
	Sinotrans Ltd. Class H	270,000	181
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	7,400	180
	ANE Cayman Inc.	121,000	180

		Shares	Market Value ($000)
	Wanguo Gold Group Ltd.	176,000	180
	China Traditional Chinese Medicine Holdings Co. Ltd.	596,000	179
	Zhejiang China Commodities City Group Co. Ltd. Class A	76,600	179
	Maccura Biotechnology Co. Ltd. Class A	110,300	179
[2]	China International Capital Corp. Ltd. Class A	36,299	178
	Zhejiang Huayou Cobalt Co. Ltd. Class A	20,200	177
	Yunnan Baiyao Group Co. Ltd. Class A	22,200	176
*	Air China Ltd. Class A	154,300	175
	Zhejiang Dahua Technology Co. Ltd. Class A	64,500	173
	COSCO SHIPPING Ports Ltd.	236,000	170
	China Everbright Ltd.	148,000	170
[3]	China Merchants Securities Co. Ltd. Class H	90,060	170
*	Sichuan Biokin Pharmaceutical Co. Ltd. Class A	3,138	169
[3]	Orient Securities Co. Ltd. Class H	191,200	168
	Chongqing Changan Automobile Co. Ltd. Class A	98,618	167
	Lingyi iTech Guangdong Co. Class A	83,100	164
	China Zheshang Bank Co. Ltd. Class H	483,000	163
	360 Security Technology Inc. Class A	83,700	162
*	Lifetech Scientific Corp.	656,000	162
*,3	Weimob Inc.	630,000	162
[1,3]	China Tourism Group Duty Free Corp. Ltd. Class H	17,300	162
	Henan Shuanghui Investment & Development Co. Ltd. Class A	42,300	161
*,3	Luye Pharma Group Ltd.	405,000	161
	Guangdong Haid Group Co. Ltd. Class A	20,300	160
	Huaqin Technology Co. Ltd. Class A	12,700	159
	Consun Pharmaceutical Group Ltd.	83,000	158
	Shanghai Rural Commercial Bank Co. Ltd. Class A	118,800	158
	IEIT Systems Co. Ltd. Class A	17,800	156
[3]	Genertec Universal Medical Group Co. Ltd.	194,000	156
	Nexchip Semiconductor Corp. Class A	34,561	156
	JF SmartInvest Holdings Ltd.	22,000	156
*	Hainan Airlines Holding Co. Ltd. Class A	632,500	155
	Lonking Holdings Ltd.	408,000	154
	Zhejiang Juhua Co. Ltd. Class A	32,400	154
	China Water Affairs Group Ltd.	202,000	153
	Chongqing Changan Automobile Co. Ltd. Class B	275,392	152
	Yuexiu Property Co. Ltd.	260,280	151
	Piotech Inc. Class A	3,511	151
	Sihuan Pharmaceutical Holdings Group Ltd.	858,000	149
	Yangzijiang Financial Holding Ltd.	408,700	149
	Wasion Holdings Ltd.	82,000	148
*	Tianqi Lithium Corp. Class A	19,021	148
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	36,900	148
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	112,300	147
	Yunnan Aluminium Co. Ltd. Class A	42,000	147
	Hello Group Inc. Class A ADR	21,158	147
	Great Wall Motor Co. Ltd. Class A	47,000	146
*,1,3	Jinxin Fertility Group Ltd.	473,500	146
[3]	Pharmaron Beijing Co. Ltd. Class H	51,450	146
[3]	China Railway Signal & Communication Corp. Ltd. Class H	329,000	145
	Shanghai Baosight Software Co. Ltd. Class B	145,400	144
	Yihai International Holding Ltd.	90,000	144
	JinkoSolar Holding Co. Ltd. ADR	5,472	143
	CSI Solar Co. Ltd. Class A	58,665	143
[1]	Chifeng Jilong Gold Mining Co. Ltd. Class H	36,000	143
	Greentown Service Group Co. Ltd.	246,000	142
*,1	Tianqi Lithium Corp. Class H	22,400	142
	Zhejiang Chint Electrics Co. Ltd. Class A	35,305	141
	Zhongtai Securities Co. Ltd. Class A	150,098	141
*,3	CALB Group Co. Ltd. Class H	38,500	141
	China Overseas Property Holdings Ltd.	220,000	140
	Poly Developments & Holdings Group Co. Ltd. Class A	145,100	139
	People's Insurance Co. Group of China Ltd. Class A	111,800	137
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	12,600	137
*	Lufax Holding Ltd. ADR	54,732	137
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	56,000	136
	Anhui Expressway Co. Ltd. Class H	76,000	135
	TCL Technology Group Corp. Class A	233,120	135
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	6,046	135
	Zhejiang NHU Co. Ltd. Class A	38,756	134

		Shares	Market Value ($000)
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	34,926	134
	Shanjin International Gold Co. Ltd. Class A	44,300	133
	Huagong Tech Co. Ltd. Class A	12,800	133
*,3	Shanghai Junshi Biosciences Co. Ltd. Class H	40,600	133
*,1	XXF Group Holdings Ltd.	130,000	133
	Weilong Delicious Global Holdings Ltd.	90,800	133
*	United Nova Technology Co. Ltd. Class A	139,555	132
	Shanghai Chicmax Cosmetic Co. Ltd. Class H	11,800	132
	West China Cement Ltd.	336,000	131
	Goldwind Science & Technology Co. Ltd. Class A	60,100	131
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	22,300	131
*	Beijing Compass Technology Development Co. Ltd. Class A	7,525	131
	Fu Shou Yuan International Group Ltd.	345,000	130
	China Datang Corp. Renewable Power Co. Ltd. Class H	444,000	130
	Guosen Securities Co. Ltd. Class A	69,500	128
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	54,800	128
	Unisplendour Corp. Ltd. Class A	35,960	127
	Huadong Medicine Co. Ltd. Class A	21,400	127
	Industrial Securities Co. Ltd. Class A	132,122	127
*	COFCO Joycome Foods Ltd.	598,000	127
	Orient Securities Co. Ltd. Class A	85,214	126
*	EHang Holdings Ltd. ADR	8,844	126
	Yutong Bus Co. Ltd. Class A	28,500	125
	JCET Group Co. Ltd. Class A	24,500	125
	Gotion High-tech Co. Ltd. Class A	22,600	125
	Shenzhen Transsion Holdings Co. Ltd. Class A	13,779	125
*	Newborn Town Inc.	102,000	124
*	DPC Dash Ltd.	12,600	124
	China Zheshang Bank Co. Ltd. Class A	284,140	123
*	Seazen Group Ltd.	444,567	122
	Poly Property Services Co. Ltd. Class H	26,800	121
	Yum China Holdings Inc.	2,493	120
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	84,300	119
	Hangzhou Silan Microelectronics Co. Ltd. Class A	30,000	119
*,3	Alphamab Oncology	86,000	119
*	FIH Mobile Ltd.	48,200	118
*,3	BAIC Motor Corp. Ltd. Class H	416,500	116
	Tianneng Power International Ltd.	118,000	116
	Sinoma Science & Technology Co. Ltd. Class A	25,200	116
*	Beijing Capital International Airport Co. Ltd. Class H	318,000	115
	Onewo Inc. Class H	44,100	115
	Everbright Securities Co. Ltd. Class A	46,500	114
	Livzon Pharmaceutical Group Inc. Class H	28,700	113
	Western Superconducting Technologies Co. Ltd. Class A	12,043	113
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	26,800	113
	Shenzhen Envicool Technology Co. Ltd. Class A	11,076	113
*	Dosilicon Co. Ltd. Class A	6,095	113
*	Loongson Technology Corp. Ltd. Class A	5,978	112
*	Remegen Co. Ltd. Class A	7,873	112
	Hangzhou Tigermed Consulting Co. Ltd. Class A	15,400	111
	Tongling Nonferrous Metals Group Co. Ltd. Class A	153,500	111
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	22,500	110
	Shengyi Electronics Co. Ltd. Class A	8,339	110
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	10,059	109
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	18,600	109
	Huizhou Desay Sv Automotive Co. Ltd. Class A	6,900	108
[3]	Shenwan Hongyuan Group Co. Ltd. Class H	270,400	108
	Huaxin Cement Co. Ltd. Class H	48,700	108
*	China Vanke Co. Ltd. Class A	140,400	107
	Shanghai Putailai New Energy Technology Group Co. Ltd.	28,300	107
	Caitong Securities Co. Ltd. Class A	92,455	107
	Shenzhen Kinwong Electronic Co. Ltd. Class A	11,500	107
*	National Silicon Industry Group Co. Ltd. Class A	35,595	107
	Nanjing Securities Co. Ltd. Class A	94,200	107
	Shanghai Lingang Holdings Corp. Ltd. Class A	63,200	106
	Lee & Man Paper Manufacturing Ltd.	261,000	105
	Huayu Automotive Systems Co. Ltd. Class A	38,100	105
	SDIC Capital Co. Ltd. Class A	101,700	105
	China Great Wall Securities Co. Ltd. Class A	73,525	105
	Pharmaron Beijing Co. Ltd. Class A	25,420	105

		Shares	Market Value ($000)
	Gushengtang Holdings Ltd.	27,200	105
[1]	China Resources Beverage Holdings Co. Ltd.	78,800	105
	GEM Co. Ltd. Class A	97,500	104
	Huaneng Lancang River Hydropower Inc. Class A	78,000	104
	Western Securities Co. Ltd. Class A	90,700	103
	Chongqing Rural Commercial Bank Co. Ltd. Class A	112,700	103
	Anker Innovations Technology Co. Ltd. Class A	6,570	103
	China Resources Microelectronics Ltd. Class A	15,709	103
*,2	New Horizon Health Ltd.	56,500	103
	YTO Express Group Co. Ltd. Class A	42,300	102
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	16,700	102
	Yunnan Yuntianhua Co. Ltd. Class A	23,200	102
	Sinofert Holdings Ltd.	512,000	101
	Guoyuan Securities Co. Ltd. Class A	86,895	101
	Shenzhen Capchem Technology Co. Ltd. Class A	13,500	101
	Bank of Chongqing Co. Ltd. Class H	95,000	101
	Sinolink Securities Co. Ltd. Class A	77,585	101
	China Jushi Co. Ltd. Class A	47,844	101
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	11,500	101
	Sichuan Expressway Co. Ltd. Class H	144,000	100
	Xiamen Tungsten Co. Ltd. Class A	20,400	100
	Kingfa Sci & Tech Co. Ltd. Class A	38,500	100
*	Vnet Group Inc. ADR	11,094	99
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	89,400	99
*	Jinko Solar Co. Ltd. Class A	123,769	99
	Empyrean Technology Co. Ltd. Class A	6,700	99
	Shandong Nanshan Aluminum Co. Ltd. Class A	147,300	98
	Citic Pacific Special Steel Group Co. Ltd. Class A	45,900	98
*,3	Hygeia Healthcare Holdings Co. Ltd.	59,745	97
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	9,900	96
	Tian Di Science & Technology Co. Ltd. Class A	114,800	96
	Jiangsu Zhongtian Technology Co. Ltd. Class A	42,900	96
	Chifeng Jilong Gold Mining Co. Ltd. Class A	21,200	96
	Shannon Semiconductor Technology Co. Ltd. Class A	4,700	96
	Guangshen Railway Co. Ltd. Class H	338,000	95
	JNBY Design Ltd.	37,500	95
*	Founder Technology Group Corp. Class A	55,800	95
	SSY Group Ltd.	238,000	94
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	345,100	94
	Hundsun Technologies Inc. Class A	22,480	94
	Satellite Chemical Co. Ltd. Class A	39,200	94
	Shanghai International Port Group Co. Ltd. Class A	120,200	93
*	Tianma Microelectronics Co. Ltd. Class A	71,600	92
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	18,800	92
	Guolian Minsheng Securities Co. Ltd. Class A	63,500	92
	Ningbo Joyson Electronic Corp. Class A	24,200	92
	Tiangong International Co. Ltd.	226,000	91
	Hualan Biological Engineering Inc. Class A	41,400	91
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	24,000	91
	Sailun Group Co. Ltd. Class A	40,500	91
*	Biwin Storage Technology Co. Ltd. Class A	5,842	91
	China Lesso Group Holdings Ltd.	157,000	90
*	Yunnan Energy New Material Co. Ltd. Class A	11,500	90
	Q Technology Group Co. Ltd.	76,000	90
	Accelink Technologies Co. Ltd. Class A	10,400	90
*	Hopson Development Holdings Ltd.	231,821	90
*	China Rare Earth Resources & Technology Co. Ltd. Class A	13,400	89
	China BlueChemical Ltd. Class H	280,000	88
	Sinotrans Ltd. Class A	99,400	88
	Shenzhen Techwinsemi Technology Co. Ltd. Class A	2,800	88
	China Overseas Grand Oceans Group Ltd.	285,000	87
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	34,600	87
	Do-Fluoride New Materials Co. Ltd. Class A	17,700	87
	State Grid Yingda Co. Ltd. Class A	103,300	87
*	SICC Co. Ltd. Class A	6,936	87
*	Flat Glass Group Co. Ltd. Class H	64,000	86
	First Tractor Co. Ltd. Class H	90,000	85
	Sieyuan Electric Co. Ltd. Class A	4,200	85
	Sangfor Technologies Inc. Class A	5,200	85
	Guangzhou Automobile Group Co. Ltd. Class A	64,600	85

		Shares	Market Value ($000)
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	16,400	85
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	12,000	85
*	Wingtech Technology Co. Ltd. Class A	14,700	85
	Hwatsing Technology Co. Ltd. Class A	4,450	85
*	Hua Hong Semiconductor Ltd. Class A	5,492	85
	Huaan Securities Co. Ltd. Class A	93,600	84
	Inner Mongolia Berun Chemical Co. Ltd. Class A	83,500	84
	Dajin Heavy Industry Co. Ltd. Class A	11,800	84
	Sharetronic Data Technology Co. Ltd. Class A	4,200	84
	Chongqing Zhifei Biological Products Co. Ltd. Class A	28,600	83
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	26,100	83
	YongXing Special Materials Technology Co. Ltd. Class A	12,200	83
*	BeOne Medicines Ltd. Class A	2,012	83
[2]	Cinda Securities Co. Ltd. Class A	33,200	83
	Poly Property Group Co. Ltd.	334,000	82
	PAX Global Technology Ltd.	121,000	82
	Beijing Tong Ren Tang Co. Ltd. Class A	17,300	82
[3]	Hangzhou Tigermed Consulting Co. Ltd. Class H	16,100	82
	China National Chemical Engineering Co. Ltd. Class A	76,700	81
	Han's Laser Technology Industry Group Co. Ltd. Class A	15,400	81
	Humanwell Healthcare Group Co. Ltd. Class A	29,700	81
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	9,699	81
	Sinomine Resource Group Co. Ltd. Class A	8,500	81
	Isoftstone Information Technology Group Co. Ltd. Class A	12,000	81
	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	5,782	81
	Shenzhen Expressway Corp. Ltd. Class H	84,000	80
*	Yonyou Network Technology Co. Ltd. Class A	39,600	80
	Shanghai Baosight Software Co. Ltd. Class A	26,500	80
*	QuantumCTek Co. Ltd. Class A	1,222	80
	Kingnet Network Co. Ltd. Class A	24,800	79
	Beijing New Building Materials plc Class A	22,000	79
*	Fenbi Ltd.	191,500	79
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	26,800	78
	China Tungsten & Hightech Materials Co. Ltd. Class A	24,830	78
[3]	Blue Moon Group Holdings Ltd.	217,000	78
*	ASR Microelectronics Co. Ltd. Class A	6,001	78
	BOE Technology Group Co. Ltd. Class B	212,500	77
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	19,318	77
	Shenghe Resources Holding Co. Ltd. Class A	26,300	77
[3]	Linklogis Inc. Class B	251,000	77
	Imeik Technology Development Co. Ltd. Class A	3,760	77
*	Jiangsu Hoperun Software Co. Ltd. Class A	10,400	76
	Mango Excellent Media Co. Ltd. Class A	20,600	76
	New Hope Liuhe Co. Ltd. Class A	56,800	76
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	23,800	76
	Dazhong Mining Co. Ltd.	17,100	76
	ACM Research Shanghai Inc. Class A	3,381	76
*	Yanlord Land Group Ltd.	141,100	75
	China Foods Ltd.	146,000	75
*	Maanshan Iron & Steel Co. Ltd. Class H	234,000	75
	Yealink Network Technology Corp. Ltd. Class A	15,600	75
	GRG Banking Equipment Co. Ltd. Class A	42,800	75
[1,3]	Maoyan Entertainment	84,200	75
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	2,616	75
	EverProX Technologies Co. Ltd. Class A	4,200	75
	China Resources Building Materials Technology Holdings Ltd.	354,000	74
	Yunnan Tin Co. Ltd. Class A	21,100	74
[3]	China East Education Holdings Ltd.	90,500	74
*,3	CanSino Biologics Inc. Class H	14,400	74
	Sichuan Changhong Electric Co. Ltd. Class A	55,100	74
*	Trina Solar Co. Ltd. Class A	28,931	74
*	Qunabox Group Ltd.	17,700	74
	Changchun High-Tech Industry Group Co. Ltd. Class A	5,200	73
[1]	Central China Securities Co. Ltd. Class H	246,000	73
*	Shanghai Stonehill Technology Co. Ltd. Class A	73,700	73
	Shenzhen Megmeet Electrical Co. Ltd. Class A	7,200	73
	Zhejiang Cfmoto Power Co. Ltd. Class A	1,945	73
	Sun Art Retail Group Ltd.	348,500	72
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	27,100	72
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	8,838	72

		Shares	Market Value ($000)
	CSPC Innovation Pharmaceutical Co. Ltd. Class A	15,700	72
*,3	Hangzhou SF Intra-City Industrial Co. Ltd. Class H	49,000	72
	NetDragon Websoft Holdings Ltd.	48,500	71
*	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	53,550	71
	Ecovacs Robotics Co. Ltd. Class A	6,400	71
	Oriental Pearl Group Co. Ltd. Class A	51,500	71
*	Tianfeng Securities Co. Ltd. Class A	103,500	71
*	Maanshan Iron & Steel Co. Ltd. Class A	128,800	71
	Wuchan Zhongda Group Co. Ltd. Class A	93,000	71
	Keboda Technology Co. Ltd. Class A	6,900	71
	Goneo Group Co. Ltd. Class A	11,788	71
[2]	Kangji Medical Holdings Ltd.	60,000	71
	SUPCON Technology Co. Ltd. Class A	10,088	71
*,3	Haichang Ocean Park Holdings Ltd.	790,000	71
*	OFILM Group Co. Ltd. Class A	43,800	70
	Jinduicheng Molybdenum Co. Ltd. Class A	35,400	70
	Tianli International Holdings Ltd.	225,000	70
*	Talkweb Information System Co. Ltd. Class A	15,400	70
	SG Micro Corp. Class A	7,540	70
*	Minmetals New Energy Materials Hunan Co. Ltd.	65,038	70
	LB Group Co. Ltd. Class A	26,500	69
	Hunan Valin Steel Co. Ltd. Class A	87,900	69
[3]	AK Medical Holdings Ltd.	96,000	69
	Ingenic Semiconductor Co. Ltd. Class A	6,100	69
	JCHX Mining Management Co. Ltd. Class A	7,700	69
	Beijing Roborock Technology Co. Ltd. Class A	3,200	69
*	Skyverse Technology Co. Ltd. Class A	3,985	69
	Yuexiu Transport Infrastructure Ltd.	120,000	68
	Health & Happiness H&H International Holdings Ltd.	36,000	68
	LexinFintech Holdings Ltd. ADR	20,621	68
	JL Mag Rare-Earth Co. Ltd. Class A	14,200	68
[3]	AsiaInfo Technologies Ltd.	66,000	68
	Flat Glass Group Co. Ltd. Class A	29,600	68
*,3	Yidu Tech Inc.	101,800	68
*	Amlogic Shanghai Co. Ltd. Class A	5,249	68
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	9,628	68
*,3	China Bohai Bank Co. Ltd. Class H	548,000	68
	Hainan Jinpan Smart Technology Co. Ltd. Class A	5,818	68
	Fujian Wanchen Biotechnology Group Co. Ltd. Class A	2,700	68
	Shandong Sun Paper Industry JSC Ltd. Class A	31,500	67
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	7,300	67
	Maxscend Microelectronics Co. Ltd. Class A	6,840	67
	Ming Yuan Cloud Group Holdings Ltd.	166,000	67
[3]	Angelalign Technology Inc.	8,400	67
	Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	3,596	67
	Bestechnic Shanghai Co. Ltd. Class A	2,067	67
*	Sichuan Huafeng Technology Co. Ltd. Class A	5,725	67
	Changjiang Securities Co. Ltd. Class A	59,000	66
*	Yonghui Superstores Co. Ltd. Class A	114,500	66
	Xiamen Faratronic Co. Ltd. Class A	4,500	66
	Changshu Fengfan Power Equipment Co. Ltd. Class A	93,400	66
*	JA Solar Technology Co. Ltd. Class A	38,439	66
	Ningbo Orient Wires & Cables Co. Ltd. Class A	8,100	66
	Canmax Technologies Co. Ltd. Class A	9,000	66
	Easy Click Worldwide Network Technology Co. Ltd. Class A	11,000	66
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	93,400	65
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	48,000	65
[1]	China Modern Dairy Holdings Ltd.	376,000	65
	SooChow Securities Co. Ltd. Class A	51,300	65
	Bank of Changsha Co. Ltd. Class A	47,500	65
	Hangzhou First Applied Material Co. Ltd. Class A	32,700	65
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	8,100	65
	CNGR Advanced Material Co. Ltd. Class A	10,920	65
	China Shineway Pharmaceutical Group Ltd.	57,000	64
	Yuexiu REIT	563,206	64
[3]	Everbright Securities Co. Ltd. Class H	53,832	64
	Yunnan Copper Co. Ltd. Class A	27,100	64
	Raytron Technology Co. Ltd. Class A	5,941	64
	Shenzhen Bluetrum Technology Co. Ltd. Class A	3,100	64
	Guangdong Provincial Expressway Development Co. Ltd. Class B	56,600	63

		Shares	Market Value ($000)
*	Bluefocus Intelligent Communications Group Co. Ltd. Class A	41,160	63
	Zhejiang Hailiang Co. Ltd. Class A	35,700	63
	Nanjing Iron & Steel Co. Ltd. Class A	81,000	63
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	19,813	63
	FinVolution Group ADR	12,632	63
	Bank of Suzhou Co. Ltd. Class A	54,000	63
	Hangcha Group Co. Ltd. Class A	17,640	63
	Yuanjie Semiconductor Technology Co. Ltd. Class A	821	63
	GalaxyCore Inc. Class A	30,082	62
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	26,700	61
	Jiangsu Expressway Co. Ltd. Class A	33,100	61
	Sinoma International Engineering Co. Class A	46,000	61
	Jiangsu Financial Leasing Co. Ltd. Class A	66,600	61
*	Xinte Energy Co. Ltd. Class H	64,400	61
	Sany Renewable Energy Co. Ltd. Class A	15,987	61
*	Angang Steel Co. Ltd. Class H	236,000	60
	Shenzhen Kaifa Technology Co. Ltd. Class A	17,500	60
	Suzhou Anjie Technology Co. Ltd. Class A	30,600	60
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	66,400	60
	China Railway Signal & Communication Corp. Ltd. Class A	81,745	60
*,3	Bairong Inc. Class B	51,500	60
	China Risun Group Ltd.	209,000	60
	Shui On Land Ltd.	632,500	59
*	Quzhou Xin'an Development Co. Ltd. Class A	100,100	59
	Hisense Visual Technology Co. Ltd. Class A	16,100	59
	Huaxin Cement Co. Ltd. Class A	18,500	59
	Glarun Technology Co. Ltd. Class A	15,700	59
*,1,3	Ocumension Therapeutics	55,500	59
	Cathay Biotech Inc. Class A	8,726	59
	XTC New Energy Materials Xiamen Co. Ltd. Class A	5,719	59
	Anhui XDLK Microsystem Corp. Ltd. Class A	6,928	59
	Shaanxi International Trust Co. Ltd. Class A	118,700	58
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	19,500	58
	Beijing Tiantan Biological Products Corp. Ltd. Class A	23,880	58
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	3,402	58
	Geovis Technology Co. Ltd. Class A	9,492	58
	Capital Securities Co. Ltd. Class A	19,600	58
	Qingdao Huicheng Environmental Technology Group Co. Ltd. Class A	2,900	58
	Tong Ren Tang Technologies Co. Ltd. Class H	93,000	57
	China Yongda Automobiles Services Holdings Ltd.	256,000	57
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	16,000	57
	Ginlong Technologies Co. Ltd. Class A	5,500	57
	Chervon Holdings Ltd.	23,600	57
	Zhejiang Longsheng Group Co. Ltd. Class A	37,800	56
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	11,000	56
	Hubei Dinglong Co. Ltd. Class A	11,300	56
*	Gaotu Techedu Inc. ADR	23,720	56
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	18,200	56
	Dong-E-E-Jiao Co. Ltd. Class A	8,300	55
	Hisense Home Appliances Group Co. Ltd. Class A	14,700	55
	Skshu Paint Co. Ltd. Class A	8,724	55
	RoboTechnik Intelligent Technology Co. Ltd. Class A	1,900	55
*	Sohu.com Ltd. ADR	3,500	54
	Thunder Software Technology Co. Ltd. Class A	5,800	54
	China Education Group Holdings Ltd.	151,000	54
	Henan Yuguang Gold & Lead Co. Ltd. Class A	34,100	54
	Shandong Dongyue Silicone Material Co. Ltd. Class A	27,800	54
	BBMG Corp. Class H	521,000	53
	Lepu Medical Technology Beijing Co. Ltd. Class A	23,400	53
*	Beijing Capital Development Co. Ltd. Class A	64,600	53
	China Resources Medical Holdings Co. Ltd.	124,500	53
	Asymchem Laboratories Tianjin Co. Ltd. Class A	4,000	53
*	Sai Micro Electronics Inc. Class A	7,600	53
	Ningbo Zhenyu Technology Co. Ltd. Class A	2,520	53
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	5,600	53
	T&S Communications Co. Ltd. Class A	3,500	53
*	Skyworth Group Ltd.	101,111	52
	Shenzhen Sunway Communication Co. Ltd. Class A	11,600	52
	DHC Software Co. Ltd. Class A	35,800	52
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	20,400	52

		Shares	Market Value ($000)
	Wuxi Taiji Industry Ltd. Co. Class A	45,600	52
*	Seazen Holdings Co. Ltd. Class A	24,500	52
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	5,900	52
*	Hangzhou Iron & Steel Co. Class A	41,300	52
	Xiamen Amoytop Biotech Co. Ltd. Class A	4,762	52
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	5,728	52
	Changchun Faway Automobile Components Co. Ltd. Class A	38,000	51
	HLA Group Corp. Ltd. Class A	58,213	51
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	18,600	51
	Xuji Electric Co. Ltd. Class A	13,900	51
	Intco Medical Technology Co. Ltd. Class A	8,400	51
*	CanSino Biologics Inc. Class A	5,234	51
	Bank of Chongqing Co. Ltd. Class A	32,400	51
	Huali Industrial Group Co. Ltd. Class A	5,900	51
	Meihua Holdings Group Co. Ltd. Class A	35,700	51
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	3,274	51
	Olympic Circuit Technology Co. Ltd. Class A	8,800	51
*	Bringspring Science & Technology Co. Ltd. Class A	13,300	51
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	11,200	50
	Hainan Strait Shipping Co. Ltd. Class A	27,750	50
	Beijing Easpring Material Technology Co. Ltd. Class A	5,900	50
	Oppein Home Group Inc. Class A	6,699	50
	Zhejiang Dingli Machinery Co. Ltd. Class A	6,200	50
*	Tsinghua Tongfang Co. Ltd. Class A	40,400	50
	Minmetals Capital Co. Ltd. Class A	63,200	50
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	6,700	50
	China Hainan Rubber Industry Group Co. Ltd. Class A	58,500	50
	Xiamen Intretech Inc. Class A	19,000	49
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	9,000	49
[3]	Zhou Hei Ya International Holdings Co. Ltd.	223,500	49
	G-bits Network Technology Xiamen Co. Ltd. Class A	800	49
	Luxi Chemical Group Co. Ltd. Class A	23,200	49
	YGSOFT Inc. Class A	55,440	49
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	18,400	49
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	42,700	49
	Xinyi Energy Holdings Ltd.	324,800	49
	Youngor Fashion Co. Ltd. Class A	44,999	49
*	Shanghai DZH Ltd. Class A	27,000	49
	North Copper Co. Ltd. Class A	24,000	49
	Shuanglin Co. Ltd. Class A	9,200	49
	Beijing Shougang Co. Ltd. Class A	81,900	48
	Xiamen International Airport Co. Ltd. Class A	20,700	48
	Jack Technology Co. Ltd. Class A	8,600	48
	Fulin Precision Co. Ltd. Class A	20,930	48
[3]	Sunac Services Holdings Ltd.	244,000	48
	Sunresin New Materials Co. Ltd. Class A	6,400	48
*	Antong Holdings Co. Ltd. Class A	82,200	48
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	3,900	48
	Guobo Electronics Co. Ltd. Class A	5,143	48
	Guangzhou Haige Communications Group Inc. Co. Class A	27,800	47
	Advanced Technology & Materials Co. Ltd. Class A	18,300	47
	MLS Co. Ltd. Class A	34,200	47
	First Capital Securities Co. Ltd. Class A	48,000	47
	Shenzhen FRD Science & Technology Co. Ltd. Class A	11,700	47
*	Hainan Meilan International Airport Co. Ltd. Class H	35,000	47
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	24,700	47
	Qilu Bank Co. Ltd. Class A	56,600	47
	CIG Shanghai Co. Ltd. Class A	3,000	47
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	12,200	47
	Ferrotec Anhui Technology Development Co. Ltd. Class A	8,900	47
	Perfect World Co. Ltd. Class A	23,000	46
	Jiangsu Yangnong Chemical Co. Ltd. Class A	5,200	46
	Ming Yang Smart Energy Group Ltd. Class A	23,800	46
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	8,472	46
	Leader Harmonious Drive Systems Co. Ltd. Class A	2,185	46
*	Vantone Neo Development Group Co. Ltd. Class A	25,100	46
*	MGI Tech Co. Ltd. Class A	5,139	46
*	Shenzhen Intellifusion Technologies Co. Ltd. Class A	4,347	46
	Keli Sensing Technology Ningbo Co. Ltd. Class A	5,200	46
*	Kangmei Pharmaceutical Co. Ltd. Class A	160,600	46

		Shares	Market Value ($000)
	CSG Holding Co. Ltd. Class B	192,800	45
	Transfar Zhilian Co. Ltd. Class A	54,900	45
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	103,900	45
	People.cn Co. Ltd. Class A	15,200	45
	Anjoy Foods Group Co. Ltd. Class A	3,900	45
	Zhejiang Yinlun Machinery Co. Ltd. Class A	9,400	45
	Espressif Systems Shanghai Co. Ltd. Class A	1,909	45
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	18,168	45
	Tibet Huayu Mining Co. Ltd. Class A	10,400	45
	Gambol Pet Group Co. Ltd. Class A	4,600	45
	Sealand Securities Co. Ltd. Class A	73,800	44
	Heilongjiang Agriculture Co. Ltd. Class A	20,900	44
[3]	A-Living Smart City Services Co. Ltd. Class H	141,500	44
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	57,800	44
*	Ningbo Shanshan Co. Ltd. Class A	24,200	44
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	13,900	44
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	12,800	44
	Shanghai Belling Co. Ltd. Class A	9,600	44
	Hongta Securities Co. Ltd. Class A	36,200	44
	Haohua Chemical Science & Technology Co. Ltd. Class A	10,200	44
	Digital China Group Co. Ltd. Class A	7,700	44
	Yifeng Pharmacy Chain Co. Ltd. Class A	13,900	44
	Sichuan Development Lomon Co. Ltd. Class A	25,800	44
	Shenzhen Topband Co. Ltd. Class A	24,000	44
	Shanghai Zhonggu Logistics Co. Ltd. Class A	30,192	44
	Fortior Technology Shenzhen Co. Ltd. Class A	1,725	44
*	Shenzhen Investment Ltd.	376,000	43
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	42,300	43
*	Siasun Robot & Automation Co. Ltd. Class A	17,900	43
	Livzon Pharmaceutical Group Inc. Class A	8,500	43
	Jointown Pharmaceutical Group Co. Ltd. Class A	61,366	43
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	13,200	43
	Shanghai M&G Stationery Inc. Class A	11,100	43
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	27,000	43
	Nanjing Gaoke Co. Ltd. Class A	36,400	43
	Joinn Laboratories China Co. Ltd. Class A	10,897	43
*	Youdao Inc. ADR	4,261	43
*	Chengxin Lithium Group Co. Ltd. Class A	8,700	43
	DeHua TB New Decoration Materials Co. Ltd. Class A	22,500	43
[3]	Medlive Technology Co. Ltd.	33,000	43
	Nanjing Les Information Technology Co. Ltd. Class A	4,062	43
	Shanghai Beite Technology Group Co. Ltd. Class A	7,200	43
	China Lilang Ltd.	95,000	42
	China Zhenhua Group Science & Technology Co. Ltd. Class A	6,300	42
*	Angang Steel Co. Ltd. Class A	118,000	42
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	61,200	42
	Xiamen C & D Inc. Class A	29,900	42
	Keda Industrial Group Co. Ltd. Class A	22,300	42
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	12,300	42
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	11,800	42
*	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	25,500	42
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	11,000	42
	Xiamen Xiangyu Co. Ltd. Class A	36,100	42
*	Shanghai Junshi Biosciences Co. Ltd. Class A	8,006	42
	Jiangsu Azure Corp. Class A	18,100	42
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	28,100	42
	China Southern Power Grid Energy Storage Co. Ltd. Class A	24,100	42
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	2,800	42
	STO Express Co. Ltd. Class A	19,900	41
	China Film Group Co. Ltd. Class A	16,828	41
	Shanghai AtHub Co. Ltd. Class A	8,001	41
	Weihai Guangwei Composites Co. Ltd. Class A	10,120	41
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	11,000	41
	Shengda Resources Co. Ltd. Class A	11,100	41
	Quectel Wireless Solutions Co. Ltd. Class A	3,269	41
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	95,900	41
*,3	JS Global Lifestyle Co. Ltd.	166,500	41
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	35,200	41
	Shenzhen SED Industry Co. Ltd. Class A	14,600	41
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	1,702	41

		Shares	Market Value ($000)
	Eastern Air Logistics Co. Ltd. Class A	17,700	41
	Liaoning Chengda Biotechnology Co. Ltd. Class A	10,939	41
	Zhuhai CosMX Battery Co. Ltd. Class A	12,702	41
	Kingsemi Co. Ltd. Class A	2,331	41
*	Guangxi Huaxi Nonferrous Metal Co. Ltd. Class A	7,400	41
	Hesteel Co. Ltd. Class A	121,900	40
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	18,700	40
	Zhejiang Supor Co. Ltd. Class A	5,600	40
	Guangzhou Baiyun International Airport Co. Ltd. Class A	29,000	40
	Konfoong Materials International Co. Ltd. Class A	3,300	40
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	22,490	40
	Jade Bird Fire Co. Ltd. Class A	24,528	40
*	Yibin Tianyuan Group Co. Ltd. Class A	47,940	40
	Qingdao East Steel Tower Stock Co. Ltd. Class A	16,000	40
*	EFORT Intelligent Robot Co. Ltd.	13,308	40
*	SOHO China Ltd.	576,000	39
	Ningbo Huaxiang Electronic Co. Ltd. Class A	10,000	39
*	Hytera Communications Corp. Ltd. Class A	23,100	39
	Huaxi Securities Co. Ltd. Class A	28,500	39
	Jason Furniture Hangzhou Co. Ltd. Class A	8,700	39
	CQ Pharmaceutical Holding Co. Ltd. Class A	52,800	39
	Grinm Advanced Materials Co. Ltd. Class A	13,800	39
	COFCO Capital Holdings Co. Ltd. Class A	23,700	39
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	26,300	39
	Zhende Medical Co. Ltd. Class A	3,500	39
*	Bestway Marine & Energy Technology Co. Ltd. Class A	34,700	39
[3]	Joinn Laboratories China Co. Ltd. Class H	18,132	39
	BrightGene Bio-Medical Technology Co. Ltd. Class A	5,252	39
	Shanghai Huace Navigation Technology Ltd. Class A	9,020	39
	Bloomage Biotechnology Corp. Ltd. Class A	5,791	39
*	Suzhou Novosense Microelectronics Co. Ltd. Class A	1,804	39
	China Railway Construction Heavy Industry Corp. Ltd. Class A	55,832	39
	Shenzhen Agricultural Power Group Co. Ltd. Class A	28,200	38
	Guangzhou Restaurant Group Co. Ltd. Class A	15,300	38
[1,3]	Jiumaojiu International Holdings Ltd.	167,000	38
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	17,500	38
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	6,000	38
	Winner Medical Co. Ltd. Class A	6,800	38
*	Hangzhou Lion Microelectronics Co. Ltd. Class A	9,200	38
*,2	3peak Inc. Class A	1,817	38
*	Qi An Xin Technology Group Inc. Class A	7,104	38
	Shanghai Highly Group Co. Ltd. Class A	12,300	38
	Guangdong Provincial Expressway Development Co. Ltd. Class A	21,500	37
*	China TransInfo Technology Co. Ltd. Class A	22,600	37
	BOE Varitronix Ltd.	59,000	37
	Tasly Pharmaceutical Group Co. Ltd. Class A	16,900	37
	Shandong Hi-speed Co. Ltd. Class A	28,300	37
	Shandong Linglong Tyre Co. Ltd. Class A	17,700	37
	Jiangsu Etern Co. Ltd. Class A	15,800	37
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	21,800	37
	Sichuan EM Technology Co. Ltd. Class A	12,900	37
	Changzheng Engineering Technology Co. Ltd. Class A	14,000	37
	Beijing Sinnet Technology Co. Ltd. Class A	20,400	37
	Nantong Jianghai Capacitor Co. Ltd. Class A	9,500	37
	City Development Environment Co. Ltd. Class A	18,700	37
	Arcsoft Corp. Ltd. Class A	5,407	37
*	Sichuan Hongda Co. Ltd. Class A	23,900	37
*	Rising Nonferrous Metals Share Co. Ltd. Class A	5,000	37
*	CICT Mobile Communication Technology Co. Ltd. Class A	37,436	37
	China Oriental Group Co. Ltd.	214,000	36
	CETC Potevio Science & Technology Co. Ltd. Class A	9,000	36
	Sunward Intelligent Equipment Co. Ltd. Class A	20,700	36
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	42,700	36
	China Tianying Inc. Class A	45,200	36
	Betta Pharmaceuticals Co. Ltd. Class A	5,100	36
	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	13,700	36
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	15,600	36
	Yankershop Food Co. Ltd. Class A	3,530	36
*	Jinke Smart Services Group Co. Ltd. Class H	35,700	36
	Hebei Sinopack Electronic Technology Co. Ltd. Class A	4,788	36

		Shares	Market Value ($000)
	AIMA Technology Group Co. Ltd. Class A	8,250	36
	Xi'an Bright Laser Technologies Co. Ltd. Class A	3,206	36
*	ApicHope Pharmaceutical Group Co. Ltd.	5,000	36
*,3	AInnovation Technology Group Co. Ltd. Class H	47,200	36
*	CETC Chips Technology Inc. Class A	16,200	36
*	TRS Information Technology Corp. Ltd. Class A	11,900	36
	Yili Chuanning Biotechnology Co. Ltd. Class A	24,200	36
*	Zhihu Inc. ADR	9,804	36
	POCO Holding Co. Ltd. Class A	3,600	36
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	92,900	35
	Grandblue Environment Co. Ltd. Class A	8,500	35
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	39,400	35
	DBG Technology Co. Ltd. Class A	9,800	35
	Lakala Payment Co. Ltd. Class A	11,000	35
*	Beiqi Foton Motor Co. Ltd. Class A	89,300	35
*	Bohai Leasing Co. Ltd. Class A	68,400	35
	Jiangsu Cnano Technology Co. Ltd. Class A	4,821	35
	Henan Liliang Diamond Co. Ltd. Class A	6,600	35
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	9,400	35
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	47,740	35
	Andon Health Co. Ltd. Class A	6,000	35
	Fujian Sunner Development Co. Ltd. Class A	14,900	34
	Chengdu Xingrong Environment Co. Ltd. Class A	34,300	34
	YUNDA Holding Group Co. Ltd. Class A	34,200	34
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	45,300	34
	IKD Co. Ltd. Class A	12,400	34
	Red Avenue New Materials Group Co. Ltd. Class A	6,100	34
*	Sichuan Hexie Shuangma Co. Ltd. Class A	10,400	34
	Concord New Energy Group Ltd.	820,000	34
	Tinergy Chemical Co. Ltd. Class A	47,400	34
	Sinotruk Jinan Truck Co. Ltd. Class A	14,420	34
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	20,200	34
	PhiChem Corp. Class A	11,200	34
	Fibocom Wireless Inc. Class A	8,820	34
*	Yeahka Ltd.	33,200	34
	Sichuan New Energy Power Co. Ltd. Class A	19,600	34
	Autel Intelligent Technology Corp. Ltd. Class A	7,014	34
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	5,800	34
	Qingdao Sentury Tire Co. Ltd. Class A	12,040	34
	Sineng Electric Co. Ltd. Class A	6,501	34
	Caida Securities Co. Ltd. Class A	34,900	34
*	DingDong Cayman Ltd. ADR	19,553	34
*	Farasis Energy Gan Zhou Co. Ltd. Class A	14,630	34
	Castech Inc. Class A	4,500	34
	Chengdu Hi-tech Development Co. Ltd. Class A	5,400	34
	FAWER Automotive Parts Co. Ltd. Class A	42,100	33
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	18,700	33
	Longshine Technology Group Co. Ltd. Class A	14,500	33
	Shanghai Pudong Construction Co. Ltd. Class A	31,700	33
	Sino-Platinum Metals Co. Ltd. Class A	13,363	33
	By-health Co. Ltd. Class A	19,400	33
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	3,292	33
	Shanghai Liangxin Electrical Co. Ltd. Class A	23,700	33
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	24,000	33
*	Shanghai Milkground Food Tech Co. Ltd. Class A	8,600	33
	Nanjing Pharmaceutical Co. Ltd. Class A	46,300	33
	Giantec Semiconductor Corp. Class A	1,729	33
*	COL Group Co. Ltd. Class A	8,500	33
	China Railway Special Cargo Logistics Co. Ltd. Class A	57,600	33
	Digital China Holdings Ltd.	87,000	32
	Hand Enterprise Solutions Co. Ltd. Class A	11,800	32
*	BGI Genomics Co. Ltd. Class A	4,800	32
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	8,900	32
	Shanghai Jahwa United Co. Ltd. Class A	9,800	32
	Sichuan Yahua Industrial Group Co. Ltd. Class A	10,000	32
	Sichuan Jiuzhou Electric Co. Ltd. Class A	13,800	32
	Hubei Yihua Chemical Industry Co. Ltd. Class A	15,100	32
	Xiamen Bank Co. Ltd. Class A	31,800	32
	Dongfang Electronics Co. Ltd. Class A	19,200	32
*	Sinocelltech Group Ltd. Class A	4,651	32

		Shares	Market Value ($000)
	Shenzhen CECport Technologies Co. Ltd. Class A	10,100	32
	Shenyang Fortune Precision Equipment Co. Ltd. Class A	3,425	32
*	Adicon Holdings Ltd.	45,500	32
*	Inner Mongolia Furui Medical Science Co. Ltd. Class A	3,300	32
	Southchip Semiconductor Technology Shanghai Co. Ltd. Class A	5,409	32
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	6,900	31
	Zhejiang Meida Industrial Co. Ltd. Class A	25,900	31
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	12,400	31
	Beijing United Information Technology Co. Ltd. Class A	7,830	31
	Beijing Sifang Automation Co. Ltd. Class A	7,750	31
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	7,700	31
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	23,800	31
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	8,400	31
	Guangdong Aofei Data Technology Co. Ltd. Class A	11,507	31
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	11,800	31
	Foryou Corp. Class A	7,200	31
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	26,777	31
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	4,200	31
*	Suzhou Everbright Photonics Co. Ltd. Class A	1,831	31
	Beijing Balance Medical Technology Co. Ltd. Class A	1,771	31
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	16,600	31
*	Jushri Technologies Inc. Class A	8,000	31
*	Beijing BDStar Navigation Co. Ltd. Class A	6,976	30
	Chongqing Water Group Co. Ltd. Class A	45,700	30
	China National Medicines Corp. Ltd. Class A	7,300	30
	Wangfujing Group Co. Ltd. Class A	14,800	30
	Xiamen ITG Group Corp. Ltd. Class A	32,000	30
	Valiant Co. Ltd. Class A	15,000	30
	CSSC Science & Technology Co. Ltd. Class A	17,200	30
	Sino Wealth Electronic Ltd. Class A	7,469	30
	Wuhan DR Laser Technology Corp. Ltd. Class A	3,584	30
	Sinofibers Technology Co. Ltd. Class A	6,900	30
	State Grid Information & Communication Co. Ltd. Class A	12,700	30
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	24,300	30
	Zhejiang HangKe Technology Inc. Co. Class A	7,252	30
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	7,016	30
	Wuxi NCE Power Co. Ltd. Class A	6,124	30
	Primarius Technologies Co. Ltd. Class A	5,955	30
	Huaming Power Equipment Co. Ltd. Class A	8,700	30
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	15,900	30
	Jiayou International Logistics Co. Ltd. Class A	15,400	30
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	4,960	30
	Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	28,400	30
	Walvax Biotechnology Co. Ltd. Class A	17,000	29
	Hefei Meiya Optoelectronic Technology Inc. Class A	10,400	29
	Leyard Optoelectronic Co. Ltd. Class A	32,400	29
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	23,500	29
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	11,000	29
	Jilin Electric Power Co. Ltd. Class A	37,000	29
*	Digital China Information Service Group Co. Ltd. Class A	11,800	29
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	41,200	29
*	Nanfang Zhongjin Environment Co. Ltd. Class A	48,400	29
	Electric Connector Technology Co. Ltd. Class A	4,400	29
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	17,600	29
	Shenzhen Expressway Corp. Ltd. Class A	21,000	29
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	15,600	29
	Anhui Heli Co. Ltd. Class A	10,500	29
	Pacific Shuanglin Bio-pharmacy Co. Ltd. Class A	13,624	29
*	Easyhome New Retail Group Co. Ltd. Class A	67,100	29
	China Automotive Engineering Research Institute Co. Ltd. Class A	12,000	29
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	22,048	29
	Xinxiang Richful Lube Additive Co. Ltd. Class A	3,670	29
*	GoodWe Technologies Co. Ltd. Class A	3,758	29
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	2,900	29
	Henan Mingtai Al Industrial Co. Ltd. Class A	14,900	29
	Rianlon Corp. Class A	5,125	29
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	2,600	29
	Fujian Qingshan Paper Industry Co. Ltd. Class A	52,100	29
*	Pengxin International Mining Co. Ltd. Class A	27,900	29
*	JoulWatt Technology Co. Ltd. Class A	5,164	29

		Shares	Market Value ($000)
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	21,100	28
	Hangzhou Robam Appliances Co. Ltd. Class A	9,800	28
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	38,400	28
	Beijing Dabeinong Technology Group Co. Ltd. Class A	49,400	28
*	Gemdale Corp. Class A	58,000	28
	BTG Hotels Group Co. Ltd. Class A	13,000	28
	Beijing Fengjing Automotive Parts Co. Ltd.	50,300	28
	Guangdong Dowstone Technology Co. Ltd. Class A	9,200	28
	Sunstone Development Co. Ltd. Class A	8,200	28
*	Offcn Education Technology Co. Ltd. Class A	74,000	28
	Shandong Dawn Polymer Co. Ltd. Class A	9,000	28
	Shenzhen Senior Technology Material Co. Ltd. Class A	13,000	28
	GCL Energy Technology Co. Ltd. Class A	19,800	28
	Shantui Construction Machinery Co. Ltd. Class A	19,400	28
*	Hainan Haide Capital Management Co. Ltd. Class A	25,389	28
	China Kings Resources Group Co. Ltd. Class A	11,088	28
	FAW Jiefang Group Co. Ltd. Class A	26,200	27
*	Estun Automation Co. Ltd. Class A	8,500	27
	Bank of Qingdao Co. Ltd. Class A	39,700	27
[3]	Shanghai Haohai Biological Technology Co. Ltd. Class H	7,660	27
*	Zhejiang Narada Power Source Co. Ltd. Class A	10,900	27
	Cheng De Lolo Co. Ltd. Class A	22,500	27
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	15,300	27
	Fangda Special Steel Technology Co. Ltd. Class A	31,800	27
	Gaona Aero Material Co. Ltd. Class A	11,680	27
	Innuovo Technology Co. Ltd. Class A	19,400	27
	Jiangsu Lihua Foods Group Co. Ltd.	9,180	27
	Eastern Communications Co. Ltd. Class A	13,600	27
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	27,500	27
*	Merit Interactive Co. Ltd. Class A	5,500	27
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	13,500	27
*	Xinzhi Group Co. Ltd. Class A	8,300	27
	Shanghai Huafon Aluminium Corp. Class A	10,400	27
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	8,900	27
	Hongrun Construction Group Co. Ltd. Class A	18,800	27
	Citic Offshore Helicopter Co. Ltd. Class A	9,504	27
*	Shanghai STEP Electric Corp. Class A	12,000	27
*	Guangzhou R&F Properties Co. Ltd. Class H	323,600	26
	Chengdu CORPRO Technology Co. Ltd. Class A	7,900	26
*	Guocheng Mining Co. Ltd. Class A	7,100	26
*	GCL System Integration Technology Co. Ltd. Class A	69,800	26
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	11,435	26
*	Chongqing Iron & Steel Co. Ltd. Class A	126,900	26
	China Merchants Port Group Co. Ltd. Class A	9,500	26
	Taiji Computer Corp. Ltd. Class A	7,400	26
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	9,300	26
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	13,300	26
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	17,900	26
	Black Peony Group Co. Ltd. Class A	19,800	26
	Lingyun Industrial Corp. Ltd. Class A	15,990	26
*	YaGuang Technology Group Co. Ltd. Class A	24,200	26
	Baowu Magnesium Technology Co. Ltd. Class A	13,820	26
	Edan Instruments Inc. Class A	13,000	26
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	30,200	26
	Tibet Mineral Development Co. Ltd. Class A	6,700	26
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	8,500	26
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	12,100	26
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	14,300	26
	Servyou Software Group Co. Ltd. Class A	3,600	26
	Jiangzhong Pharmaceutical Co. Ltd. Class A	8,600	26
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	24,600	26
*,1	Gemdale Properties & Investment Corp. Ltd.	1,056,000	25
	Northeast Securities Co. Ltd. Class A	19,200	25
	Jiangsu Guotai International Group Co. Ltd. Class A	19,400	25
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	13,600	25
	Weaver Network Technology Co. Ltd. Class A	3,270	25
	Jinyu Bio-Technology Co. Ltd. Class A	14,500	25
*	Greattown Holdings Ltd. Class A	42,300	25
	Dlg Exhibitions & Events Corp. Ltd. Class A	15,120	25
	Anhui Expressway Co. Ltd. Class A	11,500	25

		Shares	Market Value ($000)
	Hexing Electrical Co. Ltd. Class A	5,300	25
	Topchoice Medical Corp. Class A	4,207	25
*	TianShan Material Co. Ltd. Class A	30,100	25
	Skyworth Digital Co. Ltd. Class A	14,200	25
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	15,900	25
*	BOE HC SemiTek Corp.	21,700	25
*	China Aluminum International Engineering Corp. Ltd. Class A	33,900	25
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	4,000	25
*	Red Star Macalline Group Corp. Ltd. Class A	67,700	25
	CCCC Design & Consulting Group Co. Ltd. Class A	23,300	25
*	Beijing Watertek Information Technology Co. Ltd. Class A	29,600	25
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	44,800	25
*	Porton Pharma Solutions Ltd. Class A	7,300	25
	Tibet Urban Development & Investment Co. Ltd. Class A	13,600	25
*	AECC Aero Science & Technology Co. Ltd. Class A	6,700	25
	Lianhe Chemical Technology Co. Ltd. Class A	14,000	25
	Shanghai Pret Composites Co. Ltd. Class A	13,700	25
*	Guangdong Topstar Technology Co. Ltd. Class A	6,100	25
	Guangdong Advertising Group Co. Ltd. Class A	18,900	25
	Guizhou Chanhen Chemical Corp. Class A	4,900	25
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	7,300	25
	Innovation New Material Technology Co. Ltd. Class A	40,700	25
	Hoymiles Power Electronics Inc. Class A	1,805	25
	Hubei Chutian Smart Communication Co. Ltd. Class A	44,300	25
	Willfar Information Technology Co. Ltd. Class A	4,990	25
	Linktel Technologies Co. Ltd. Class A	1,400	25
	DongFeng Automobile Co. Ltd. Class A	23,400	25
*	Greatoo Intelligent Equipment Inc. Class A	24,400	25
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	3,021	25
	Huada Automotive Technology Corp. Ltd. Class A	4,200	25
	Zhongshan Public Utilities Group Co. Ltd. Class A	13,800	24
	Beijing Originwater Technology Co. Ltd. Class A	38,905	24
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	16,600	24
	BBMG Corp. Class A	100,200	24
	Anhui Construction Engineering Group Co. Ltd. Class A	35,000	24
	ORG Technology Co. Ltd. Class A	30,000	24
*	B-Soft Co. Ltd. Class A	32,160	24
*	Xizang Tianlu Co. Ltd. Class A	14,800	24
	Xinjiang Communications Construction Group Co. Ltd. Class A	10,400	24
	Yusys Technologies Co. Ltd. Class A	7,680	24
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	28,400	24
	Jinko Power Technology Co. Ltd. Class A	50,100	24
*	Hwa Create Co. Ltd. Class A	7,600	24
*	Wondershare Technology Group Co. Ltd. Class A	2,237	24
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	7,600	24
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	45,600	24
	East China Engineering Science & Technology Co. Ltd. Class A	15,100	24
	Zhongmin Energy Co. Ltd. Class A	31,200	24
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	2,176	24
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	43,100	24
*	Insigma Technology Co. Ltd. Class A	15,600	24
	Toread Holdings Group Co. Ltd. Class A	14,500	24
*	Shenzhen Ysstech Info-tech Co. Ltd. Class A	9,800	23
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	24,700	23
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	5,400	23
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	9,300	23
*	Hangjin Technology Co. Ltd. Class A	7,800	23
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	9,200	23
	Wellhope Foods Co. Ltd. Class A	21,300	23
	Tofflon Science & Technology Group Co. Ltd. Class A	10,300	23
*	Polaris Bay Group Co. Ltd. Class A	23,100	23
	Shanghai Bailian Group Co. Ltd. Class A	18,000	23
*	Jihua Group Corp. Ltd. Class A	46,400	23
	Zhuzhou Times New Material Technology Co. Ltd. Class A	12,300	23
	Shanghai Chinafortune Co. Ltd. Class A	10,600	23
	CETC Digital Technology Co. Ltd. Class A	6,240	23
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	10,400	23
*	Roshow Technology Co. Ltd. Class A	20,400	23
*	Anhui Tatfook Technology Co. Ltd. Class A	13,000	23
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	3,400	23

		Shares	Market Value ($000)
	Chengdu RML Technology Co. Ltd. Class A	3,640	23
	China National Gold Group Gold Jewellery Co. Ltd. Class A	19,800	23
	Guangdong Construction Engineering Group Co. Ltd. Class A	42,000	23
	Wuxi Paike New Materials Technology Co. Ltd. Class A	2,300	23
	BMC Medical Co. Ltd. Class A	1,680	23
	Digiwin Co. Ltd.	3,800	23
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	11,700	23
*	Shandong Iron & Steel Co. Ltd. Class A	111,100	23
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	28,900	23
	Ningbo Boway Alloy Material Co. Ltd. Class A	7,700	23
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	17,200	23
*	Shenzhen Mason Technologies Co. Ltd. Class A	11,560	23
	Hefei Chipmore Technology Co. Ltd. Class A	12,429	23
	Guomai Technologies Inc. Class A	11,900	22
	Zhejiang Semir Garment Co. Ltd. Class A	26,100	22
*	China Reform Health Management & Services Group Co. Ltd. Class A	15,300	22
	Guangdong Tapai Group Co. Ltd. Class A	17,800	22
	Chow Tai Seng Jewellery Co. Ltd. Class A	12,100	22
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	6,115	22
	Laobaixing Pharmacy Chain JSC Class A	9,826	22
*	Grandjoy Holdings Group Co. Ltd. Class A	50,100	22
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	6,500	22
*	China Enterprise Co. Ltd. Class A	55,401	22
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	21,400	22
*	Shenzhen Gongjin Electronics Co. Ltd. Class A	13,900	22
	Zhewen Interactive Group Co. Ltd. Class A	15,700	22
	Xinhuanet Co. Ltd. Class A	7,670	22
	China Meidong Auto Holdings Ltd.	108,000	22
	China CAMC Engineering Co. Ltd. Class A	17,200	22
	Gansu Shangfeng Cement Co. Ltd. Class A	14,720	22
	Hangzhou Dptech Technologies Co. Ltd. Class A	7,950	22
	Shanghai Vital Microtech Co. Ltd.	9,200	22
	Shandong WIT Dyne Health Co. Ltd. Class A	4,600	22
	Chinalin Securities Co. Ltd. Class A	10,400	22
*	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	4,293	22
	Eastcompeace Technology Co. Ltd. Class A	7,200	22
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	2,025	22
	XGD Inc. Class A	6,000	22
*	Hymson Laser Technology Group Co. Ltd. Class A	3,360	22
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	13,100	22
*	Shenyang Machine Tool Co. Ltd. Class A	20,900	22
*	Suzhou Jinfu Technology Co. Ltd. Class A	22,000	22
*	Shenzhen Baoming Technology Co. Ltd. Class A	3,200	22
	Sumec Corp. Ltd. Class A	14,800	22
	Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	4,400	22
	Jiangxi Hongcheng Environment Co. Ltd. Class A	16,500	22
	Huatu Cendes Co. Ltd. Class A	2,200	22
	CETC Cyberspace Security Technology Co. Ltd. Class A	8,300	21
	JSTI Group Class A	18,000	21
	IReader Technology Co. Ltd. Class A	6,455	21
	Zhejiang Communications Technology Co. Ltd. Class A	36,960	21
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	5,000	21
	China Meheco Group Co. Ltd. Class A	13,800	21
	Wuhu Token Science Co. Ltd. Class A	24,700	21
	Norinco International Cooperation Ltd. Class A	11,800	21
*	Wuhan P&S Information Technology Co. Ltd. Class A	14,600	21
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	5,500	21
*	Minmetals Development Co. Ltd. Class A	17,300	21
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	28,800	21
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	4,200	21
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	30,300	21
	Chengdu Leejun Industrial Co. Ltd. Class A	13,500	21
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	3,510	21
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	6,500	21
	Xinxiang Chemical Fiber Co. Ltd. Class A	31,700	21
*	Nations Technologies Inc. Class A	7,100	21
	Fujian Boss Software Development Co. Ltd. Class A	10,300	21
	China Southern Power Grid Technology Co. Ltd. Class A	3,341	21
	Kidswant Children Products Co. Ltd. Class A	14,900	21
	Central China Land Media Co. Ltd. Class A	12,000	21

		Shares	Market Value ($000)
	ZhongYeDa Electric Co. Ltd. Class A	15,600	21
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	12,200	21
	Focus Technology Co. Ltd. Class A	3,200	21
	Sichuan Injet Electric Co. Ltd. Class A	2,700	21
	Hualan Biological Vaccine Inc. Class A	6,300	21
	Ningbo Yongxin Optics Co. Ltd. Class A	1,500	21
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	7,500	21
	Jiangsu Yunyi Electric Co. Ltd. Class A	12,800	21
	Zhejiang Jolly Pharmaceutical Co. Ltd. Class A	8,700	21
	Henan Lingrui Pharmaceutical Co. Class A	6,800	21
	Fujian Star-net Communication Co. Ltd. Class A	5,100	20
*	Visionox Technology Inc. Class A	15,600	20
	Deppon Logistics Co. Ltd. Class A	9,600	20
*	Liuzhou Iron & Steel Co. Ltd. Class A	28,700	20
	Zhejiang Jingu Co. Ltd. Class A	15,900	20
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	23,000	20
	Shenzhen Sunline Tech Co. Ltd. Class A	10,300	20
	Tongyu Communication Inc. Class A	5,980	20
*	Beijing eGOVA Co. Ltd. Class A	8,880	20
	YanTai Shuangta Food Co. Ltd. Class A	24,500	20
	Amoy Diagnostics Co. Ltd. Class A	6,420	20
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	13,600	20
	Three's Co. Media Group Co. Ltd. Class A	4,663	20
	Chengdu Kanghua Biological Products Co. Ltd. Class A	1,750	20
*	Shenzhen Dynanonic Co. Ltd. Class A	2,880	20
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	13,300	20
	Zhejiang Tiantie Science & Technology Co. Ltd. Class A	18,300	20
	Pylon Technologies Co. Ltd. Class A	2,415	20
	Suzhou Nanomicro Technology Co. Ltd. Class A	5,169	20
	Eyebright Medical Technology Beijing Co. Ltd. Class A	2,287	20
*	Sanwei Holding Group Co. Ltd. Class A	12,900	20
	Shenzhen Hopewind Electric Co. Ltd. Class A	4,800	20
	OPT Machine Vision Tech Co. Ltd. Class A	1,238	20
	FESCO Group Co. Ltd. Class A	7,800	20
	Center International Group Co. Ltd. Class A	10,700	20
	Shenzhen Urban Transport Planning Center Co. Ltd. Class A	5,000	20
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	27,000	19
*	Gosuncn Technology Group Co. Ltd. Class A	24,100	19
	Beijing Strong Biotechnologies Inc. Class A	9,900	19
	Bluestar Adisseo Co. Class A	14,900	19
	Dian Diagnostics Group Co. Ltd. Class A	8,465	19
*	Bright Real Estate Group Co. Ltd. Class A	39,200	19
	Ningbo Yunsheng Co. Ltd. Class A	10,100	19
	Jiangsu Linyang Energy Co. Ltd. Class A	23,300	19
*	Zhuhai Zhumian Group Co. Ltd.	19,500	19
	Shanghai Yaoji Technology Co. Ltd. Class A	5,600	19
	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	13,000	19
*	Toyou Feiji Electronics Co. Ltd. Class A	6,700	19
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	2,700	19
	EIT Environmental Development Group Co. Ltd. Class A	5,800	19
*	Chengdu ALD Aviation Manufacturing Corp. Class A	5,300	19
	Nanjing Vazyme Biotech Co. Ltd. Class A	5,937	19
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	20,700	19
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	4,848	19
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	6,800	19
	CIMC Vehicles Group Co. Ltd. Class A	13,600	19
	TDG Holdings Co. Ltd. Class A	13,600	19
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	6,000	19
	Solareast Holdings Co. Ltd. Class A	14,200	19
	Guodian Nanjing Automation Co. Ltd. Class A	13,080	19
*	Sinodata Co. Ltd. Class A	4,800	19
	Xiamen King Long Motor Group Co. Ltd. Class A	8,300	19
	Explosive Co. Ltd. Class A	9,900	19
	Shenzhen Das Intellitech Co. Ltd. Class A	42,600	18
	Topsec Technologies Group Inc. Class A	13,800	18
	Bank of Zhengzhou Co. Ltd. Class A	63,900	18
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	19,300	18
	Shenzhen Desay Battery Technology Co. Class A	4,680	18
	Shandong Hi-Speed Road & Bridge Group Co. Ltd. Class A	21,400	18
	Xiamen Kingdomway Group Co. Class A	6,600	18

		Shares	Market Value ($000)
	Zhejiang Medicine Co. Ltd. Class A	9,000	18
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	11,060	18
	Shanghai Runda Medical Technology Co. Ltd. Class A	8,200	18
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	8,500	18
	Dongfeng Electronic Technology Co. Ltd. Class A	10,500	18
	New Guomai Digital Culture Co. Ltd. Class A	9,100	18
	Huadian Heavy Industries Co. Ltd. Class A	16,700	18
*	Risen Energy Co. Ltd. Class A	11,800	18
*	INKON Life Technology Co. Ltd. Class A	12,700	18
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	2,900	18
	Windey Energy Technology Group Co. Ltd. Class A	7,150	18
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	26,800	18
*	Jiangsu Lopal Tech Group Co. Ltd. Class A	6,000	18
	PNC Process Systems Co. Ltd. Class A	4,320	18
*	Nuode New Materials Co. Ltd. Class A	17,200	18
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	10,000	18
*	Guizhou Zhenhua E-chem Inc. Class A	8,631	18
	Chengdu Guoguang Electric Co. Ltd. Class A	1,440	18
*	Beijing Join-Cheer Software Co. Ltd. Class A	13,400	18
	Hangzhou Weiguang Electronic Co. Ltd. Class A	3,800	18
	NYOCOR Co. Ltd. Class A	24,700	18
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	15,100	18
	Motic Xiamen Electric Group Co. Ltd. Class A	7,800	18
	Stanley Agricultural Group Co. Ltd. Class A	13,300	18
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	19,900	18
*	Huludao Zinc Industry Co. Class A	32,100	18
	Suzhou Secote Precision Electronic Co. Ltd. Class A	2,940	18
	Hangzhou EZVIZ Network Co. Ltd. Class A	4,265	18
*	Bio-Thera Solutions Ltd. Class A	4,984	18
	Suofeiya Home Collection Co. Ltd. Class A	8,600	17
*	Beijing Haixin Energy Technology Co. Ltd. Class A	25,400	17
*	Dongjiang Environmental Co. Ltd. Class A	23,400	17
*	Konka Group Co. Ltd. Class A	23,700	17
	Anhui Jinhe Industrial Co. Ltd. Class A	6,000	17
	Hengdian Entertainment Co. Ltd. Class A	7,000	17
*	China Fortune Land Development Co. Ltd. Class A	48,900	17
*	Sun Create Electronics Co. Ltd. Class A	4,600	17
	Titan Wind Energy Suzhou Co. Ltd. Class A	16,700	17
*	Kingsignal Technology Co. Ltd. Class A	9,500	17
	Sonoscape Medical Corp. Class A	4,400	17
	Guangdong Marubi Biotechnology Co. Ltd. Class A	3,300	17
	Changzhou Qianhong Biopharma Co. Ltd. Class A	14,200	17
	Shenzhen Leaguer Co. Ltd. Class A	12,000	17
	Chengdu Wintrue Holding Co. Ltd. Class A	10,800	17
	Changshu Tianyin Electromechanical Co. Ltd. Class A	6,000	17
*	Beijing Relpow Technology Co. Ltd. Class A	4,550	17
	Beyondsoft Corp. Class A	8,800	17
	Ningbo Xusheng Group Co. Ltd. Class A	9,100	17
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	3,900	17
	Sino Biological Inc. Class A	1,700	17
	Arctech Solar Holding Co. Ltd. Class A	2,565	17
*	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	2,516	17
*	C*Core Technology Co. Ltd. Class A	3,891	17
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class A	8,900	17
*	Yechiu Metal Recycling China Ltd. Class A	41,800	17
	Hainan Expressway Co. Ltd. Class A	15,900	17
	Mesnac Co. Ltd. Class A	14,000	17
*	Hainan Haiyao Co. Ltd. Class A	14,300	17
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	9,700	17
	Mehow Innovative Ltd. Class A	5,740	17
	Wushang Group Co. Ltd. Class A	10,850	16
*	Lingyuan Iron & Steel Co. Ltd. Class A	48,300	16
	Aisino Corp. Class A	12,400	16
	Telling Telecommunication Holding Co. Ltd. Class A	10,900	16
	Shanghai Environment Group Co. Ltd. Class A	14,400	16
	Xizang Zhufeng Resources Co. Ltd. Class A	8,000	16
	Jiaze Renewables Co. Ltd.	25,800	16
*	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	39,300	16
	Zhuhai Huafa Properties Co. Ltd. Class A	24,300	16
*	Baosheng Science & Technology Innovation Co. Ltd. Class A	21,900	16

		Shares	Market Value ($000)
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	10,300	16
	CSG Holding Co. Ltd. Class A	24,600	16
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	17,400	16
	263 Network Communications Co. Ltd. Class A	17,400	16
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	9,500	16
	Sanquan Food Co. Ltd. Class A	9,630	16
	China Publishing & Media Co. Ltd. Class A	16,700	16
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	5,800	16
*	Tianjin Benefo Tejing Electric Co. Ltd. Class A	18,800	16
*	COFCO Biotechnology Co. Ltd. Class A	19,000	16
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	2,100	16
	Guangdong Goworld Co. Ltd. Class A	8,900	16
*	Client Service International Inc. Class A	6,250	16
	Hangzhou Onechance Tech Corp. Class A	3,700	16
	Moon Environment Technology Co. Ltd. Class A	8,580	16
	Jiangsu Guomao Reducer Co. Ltd. Class A	6,700	16
	Jiangsu ToLand Alloy Co. Ltd. Class A	4,030	16
*	New Journey Health Technology Group Co. Ltd. Class A	48,400	16
	Huaxia Eye Hospital Group Co. Ltd. Class A	5,800	16
	Micro-Tech Nanjing Co. Ltd. Class A	1,459	16
*	Shenzhen Minglida Precision Technology Co. Ltd. Class A	5,600	16
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	4,500	16
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	12,100	16
	Jinhong Gas Co. Ltd. Class A	5,923	16
	Tianneng Battery Group Co. Ltd. Class A	3,458	16
*	ABA Chemicals Corp. Class A	15,400	16
	Semitronix Corp. Class A	1,700	16
	Guizhou Guihang Automotive Components Co. Ltd. Class A	7,700	16
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	10,500	16
	Shenzhen Textile Holdings Co. Ltd. Class A	9,000	16
	Shenzhen YHLO Biotech Co. Ltd. Class A	7,687	16
	Duolun Technology Corp. Ltd. Class A	12,100	16
	HBIS Resources Co. Ltd. Class A	6,200	16
	Wuhan East Lake High Technology Group Co. Ltd. Class A	12,900	16
*	Chongqing Genrix Biopharmaceutical Co. Ltd. Class A	4,185	16
	Shenzhen Tagen Group Co. Ltd. Class A	25,900	15
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	4,200	15
*	Youzu Interactive Co. Ltd. Class A	9,200	15
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	11,000	15
	Tayho Advanced Materials Group Co. Ltd. Class A	11,200	15
	Xinyu Iron & Steel Co. Ltd. Class A	27,300	15
	Suning Universal Co. Ltd. Class A	43,100	15
*	Financial Street Holdings Co. Ltd. Class A	37,300	15
*	China Union Holdings Ltd. Class A	24,600	15
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	7,800	15
	China Bester Group Telecom Co. Ltd. Class A	4,800	15
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	4,100	15
	Beijing GeoEnviron Engineering & Technology Inc. Class A	14,600	15
*	Wutong Holding Group Co. Ltd. Class A	21,600	15
	Triumph Science & Technology Co. Ltd. Class A	9,500	15
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	26,000	15
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	11,400	15
	Edifier Technology Co. Ltd. Class A	8,600	15
	Lushang Freda Pharmaceutical Co. Ltd. Class A	13,600	15
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	17,400	15
	Wuxi Boton Technology Co. Ltd. Class A	4,900	15
	Streamax Technology Co. Ltd. Class A	2,200	15
*	Xian International Medical Investment Co. Ltd. Class A	21,700	15
	Winall Hi-Tech Seed Co. Ltd. Class A	8,960	15
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	12,870	15
*	KBC Corp. Ltd. Class A	3,722	15
	ZWSOFT Co. Ltd. Guangzhou Class A	1,463	15
	Kunshan Dongwei Technology Co. Ltd. Class A	3,116	15
	Southern Publishing & Media Co. Ltd. Class A	7,800	15
	Kuangda Technology Group Co. Ltd. Class A	16,800	15
	Shenma Industry Co. Ltd. Class A	11,950	15
	Wuxi Rural Commercial Bank Co. Ltd. Class A	17,100	15
	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	6,000	15
	Beijing Sanyuan Foods Co. Ltd. Class A	19,700	15
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	16,500	15

		Shares	Market Value ($000)
	Sinomach Automobile Co. Ltd. Class A	16,900	15
	Chongqing Port Co. Ltd. Class A	20,200	15
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	10,000	15
	Ningbo Cixing Co. Ltd. Class A	13,600	15
	Hunan Jiudian Pharmaceutical Co. Ltd. Class A	6,500	15
*	Daan Gene Co. Ltd. Class A	14,600	14
*	RiseSun Real Estate Development Co. Ltd. Class A	61,300	14
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	29,800	14
*	PCI Technology Group Co. Ltd. Class A	14,900	14
	Hongli Zhihui Group Co. Ltd. Class A	12,800	14
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	9,300	14
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	15,700	14
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	6,500	14
*	Sichuan Haite High-tech Co. Ltd. Class A	7,900	14
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	8,200	14
*	China Wuyi Co. Ltd. Class A	28,200	14
	Sinocare Inc. Class A	5,700	14
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	5,700	14
	Northeast Pharmaceutical Group Co. Ltd. Class A	17,200	14
	Henan Zhongyuan Expressway Co. Ltd. Class A	22,700	14
	Shenzhen Heungkong Holding Co. Ltd. Class A	47,600	14
	Cangzhou Dahua Co. Ltd. Class A	7,900	14
	Guiyang Longmaster Information & Technology Co. Ltd. Class A	6,500	14
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	17,000	14
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	17,700	14
	Yueyang Forest & Paper Co. Ltd. Class A	23,300	14
*	China Express Airlines Co. Ltd. Class A	9,600	14
	Shanghai Haohai Biological Technology Co. Ltd. Class A	1,981	14
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	14,500	14
*	Archermind Technology Co. Ltd. Class A	2,080	14
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	3,080	14
*	Shanghai Medicilon Inc. Class A	1,783	14
*	Shenzhen Clou Electronics Co. Ltd. Class A	12,800	14
*	Shanghai Anlogic Infotech Co. Ltd. Class A	3,535	14
*	Jiangsu Transimage Technology Co. Ltd. Class A	4,700	14
	Anhui Huaheng Biotechnology Co. Ltd. Class A	2,915	14
	Appotronics Corp. Ltd. Class A	5,638	14
	Bank of Lanzhou Co. Ltd. Class A	41,400	14
	Shandong Lukang Pharma Class A	10,300	14
*	Henan Ancai Hi-Tech Co. Ltd. Class A	18,600	14
	Nanjing Cosmos Chemical Co. Ltd. Class A	5,880	14
	Shenzhen Topraysolar Co. Ltd. Class A	24,900	14
*	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	17,300	14
	Qiming Information Technology Co. Ltd. Class A	5,100	14
	Changzhou Fusion New Material Co. Ltd. Class A	1,907	14
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	4,500	14
*	Beijing Thunisoft Corp. Ltd. Class A	11,500	13
*	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	26,100	13
	Yixintang Pharmaceutical Group Co. Ltd. Class A	7,300	13
	Jiangling Motors Corp. Ltd. Class A	4,800	13
*,2	Beijing Global Safety Technology Co. Ltd. Class A	3,500	13
*	Shanying International Holding Co. Ltd. Class A	55,000	13
	Changjiang Publishing & Media Co. Ltd. Class A	10,900	13
*	ADAMA Ltd. Class A	14,800	13
	Ningbo Peacebird Fashion Co. Ltd. Class A	5,400	13
	Hangzhou Jiebai Group Co. Ltd. Class A	11,900	13
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	9,900	13
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	28,400	13
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	9,000	13
*	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	6,000	13
*	Cinda Real Estate Co. Ltd. Class A	23,500	13
	CTS International Logistics Corp. Ltd. Class A	16,205	13
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	9,300	13
	Neusoft Corp. Class A	8,600	13
	Gansu Yasheng Industrial Group Co. Ltd. Class A	30,100	13
*	Shuangliang Eco-Energy Systems Co. Ltd. Class A	15,800	13
	China Television Media Ltd. Class A	5,400	13
	Orient International Enterprise Ltd. Class A	12,000	13
	Ningxia Building Materials Group Co. Ltd. Class A	6,900	13
	Sunyard Technology Co. Ltd. Class A	5,700	13

		Shares	Market Value ($000)
	Aotecar New Energy Technology Group Co. Ltd. Class A	30,000	13
	Bestore Co. Ltd. Class A	7,300	13
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	15,300	13
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	999	13
	Levima Advanced Materials Corp. Class A	4,700	13
	Guotai Epoint Software Co. Ltd. Class A	3,530	13
	China Science Publishing & Media Ltd. Class A	4,700	13
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	24,100	13
	Guobang Pharma Ltd. Class A	3,800	13
	Zhejiang Construction Investment Group Co. Ltd. Class A	10,300	13
	Jiang Su Suyan Jingshen Co. Ltd. Class A	8,700	13
	Suzhou Oriental Semiconductor Co. Ltd. Class A	1,463	13
	Hangzhou Sunrise Technology Co. Ltd. Class A	5,700	13
	Fujian Apex Software Co. Ltd. Class A	2,400	13
*	Anyang Iron & Steel Inc. Class A	40,900	13
	Shanghai Baolong Automotive Corp. Class A	2,600	13
	NanJi E-Commerce Co. Ltd. Class A	23,700	12
	M-Grass Ecology & Environment Group Co. Ltd. Class A	19,800	12
	Guangdong Vanward New Electric Co. Ltd. Class A	7,500	12
	Dashang Co. Ltd. Class A	4,961	12
	Foshan Electrical & Lighting Co. Ltd. Class A	14,400	12
*	Shunfa Hengneng Corp. Class A	26,200	12
*	Tangrenshen Group Co. Ltd. Class A	18,660	12
	Lier Chemical Co. Ltd. Class A	6,800	12
	KPC Pharmaceuticals Inc. Class A	6,400	12
	China Merchants Property Operation & Service Co. Ltd. Class A	8,000	12
	Zhongyuan Environment-Protection Co. Ltd. Class A	10,300	12
	Fujian Expressway Development Co. Ltd. Class A	22,000	12
	China Animal Husbandry Industry Co. Ltd. Class A	11,100	12
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	21,400	12
	Shandong Jinjing Science & Technology Co. Ltd. Class A	14,500	12
	Keshun Waterproof Technologies Co. Ltd. Class A	16,460	12
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	15,800	12
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	10,700	12
	Shenzhen Microgate Technology Co. Ltd. Class A	7,000	12
*	Shenzhen Properties & Resources Development Group Ltd. Class A	8,800	12
	Qingdao Haier Biomedical Co. Ltd. Class A	2,543	12
	Sansure Biotech Inc. Class A	4,179	12
	Beijing Dahao Technology Corp. Ltd. Class A	4,920	12
*	Hainan Drinda New Energy Technology Co. Ltd. Class A	2,200	12
	Yunnan Energy Investment Co. Ltd. Class A	7,100	12
	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	4,800	12
*	Hiconics Eco-energy Technology Co. Ltd. Class A	15,200	12
	Beijing Wandong Medical Technology Co. Ltd. Class A	5,400	12
*	China Agriculture Development Seed Group Co. Ltd. Class A	12,600	12
*	Guangdong Yowant Technology Group Co. Ltd. Class A	11,000	12
	Beijing CTJ Information Technology Co. Ltd. Class A	3,960	12
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	18,900	12
*	Hanwang Technology Co. Ltd. Class A	3,500	12
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	8,300	12
	Shanghai Baosteel Packaging Co. Ltd. Class A	17,300	12
*	Guoguang Electric Co. Ltd. Class A	5,900	12
	Zhejiang Vie Science & Technology Co. Ltd. Class A	6,500	12
*	Transwarp Technology Shanghai Co. Ltd. Class A	1,328	12
	Guangzhou Guangri Stock Co. Ltd. Class A	9,200	12
	Shenzhen Airport Co. Ltd. Class A	11,600	11
*	Beijing SuperMap Software Co. Ltd. Class A	4,000	11
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	8,700	11
	Rainbow Digital Commercial Co. Ltd. Class A	13,700	11
	C&S Paper Co. Ltd. Class A	9,200	11
	Guangshen Railway Co. Ltd. Class A	24,400	11
	Tianjin Port Co. Ltd. Class A	17,000	11
	China Railway Tielong Container Logistics Co. Ltd. Class A	12,700	11
*	Long Yuan Construction Group Co. Ltd. Class A	25,300	11
	Hangxiao Steel Structure Co. Ltd. Class A	28,100	11
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	4,900	11
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	27,600	11
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	5,500	11
	Shanghai Bright Meat Group Co. Ltd. Class A	12,000	11
*	Beijing Baination Pictures Co. Ltd. Class A	13,300	11

		Shares	Market Value ($000)
	Shenzhen Center Power Tech Co. Ltd. Class A	3,900	11
	Time Publishing & Media Co. Ltd. Class A	9,100	11
*	Jiangsu Hongdou Industrial Co. Ltd. Class A	29,400	11
	Tianjin TEDA Resources Recycling Group Co. Ltd. Class A	17,600	11
	Era Co. Ltd. Class A	18,600	11
	Longhua Technology Group Luoyang Co. Ltd. Class A	10,000	11
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	7,800	11
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	2,200	11
	Xilinmen Furniture Co. Ltd. Class A	3,600	11
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	8,117	11
	Zhongtong Bus Holding Co. Ltd. Class A	7,200	11
	Shenzhen Topway Video Communication Co. Ltd. Class A	9,500	11
	Shanghai Hile Bio-Technology Co. Ltd. Class A	11,300	11
*	JinJian Cereals Industry Co. Ltd. Class A	11,300	11
	Huangshan Novel Co. Ltd. Class A	7,200	11
	Ningxia Western Venture Industrial Co. Ltd. Class A	16,100	11
	Xiangyu Medical Co. Ltd. Class A	1,656	11
	Yuneng Technology Co. Ltd. Class A	1,493	11
	Shenzhen Invt Electric Co. Ltd. Class A	9,100	11
*	Hunan New Wellful Co. Ltd. Class A	12,900	11
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	13,000	10
	Luolai Lifestyle Technology Co. Ltd. Class A	7,200	10
	Sunflower Pharmaceutical Group Co. Ltd. Class A	4,700	10
	Vatti Corp. Ltd. Class A	11,700	10
	Luoniushan Co. Ltd. Class A	7,800	10
	Jiangsu Huaxicun Co. Ltd. Class A	9,500	10
*	Rongan Property Co. Ltd. Class A	33,000	10
	PharmaBlock Sciences Nanjing Inc. Class A	1,800	10
	Unilumin Group Co. Ltd. Class A	9,400	10
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	12,600	10
	Canny Elevator Co. Ltd. Class A	9,500	10
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	2,660	10
	Bros Eastern Co. Ltd. Class A	12,800	10
	CITIC Press Corp. Class A	2,400	10
	Jiangsu Gian Technology Co. Ltd. Class A	1,565	10
	Shenzhen Changhong Technology Co. Ltd. Class A	5,000	10
*	Shandong Longda Meishi Co. Ltd. Class A	14,700	10
	Xiamen Jihong Technology Co. Ltd. Class A	4,500	10
	Zhejiang Hailide New Material Co. Ltd. Class A	12,000	10
	Jinlei Technology Co. Ltd. Class A	2,700	10
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	4,400	10
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	8,300	10
	JS Corrugating Machinery Co. Ltd. Class A	5,100	10
*	Cybrid Technologies Inc. Class A	5,100	10
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	3,900	10
	Jiangsu Lianyungang Port Co. Ltd. Class A	13,200	10
	Guizhou Tyre Co. Ltd. Class A	14,300	10
	Chongqing Road & Bridge Co. Ltd. Class A	11,900	10
	Qingdao Citymedia Co. Ltd. Class A	9,900	10
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	8,100	10
	Joyoung Co. Ltd. Class A	5,800	9
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	4,000	9
*	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	25,700	9
	5I5J Holding Group Co. Ltd. Class A	20,800	9
	Hunan Aihua Group Co. Ltd. Class A	3,800	9
*	Beijing VRV Software Corp. Ltd. Class A	10,400	9
	Sumavision Technologies Co. Ltd. Class A	11,000	9
	Focused Photonics Hangzhou Inc. Class A	4,200	9
	Guangdong Shirongzhaoye Co. Ltd. Class A	9,600	9
	China West Construction Group Co. Ltd. Class A	10,000	9
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	7,700	9
	Sinosteel Engineering & Technology Co. Ltd. Class A	10,200	9
	Biem.L.Fdlkk Garment Co. Ltd. Class A	4,100	9
	Guangxi LiuYao Group Co. Ltd. Class A	3,500	9
	Guangzhou Zhiguang Electric Co. Ltd. Class A	7,900	9
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	3,200	9
*	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	3,100	9
	Jingjin Equipment Inc. Class A	3,760	9
	Anhui Guangxin Agrochemical Co. Ltd. Class A	5,740	9
	Jinghua Pharmaceutical Group Co. Ltd. Class A	7,900	9

		Shares	Market Value ($000)
*	Marssenger Kitchenware Co. Ltd. Class A	4,800	9
	Qingdao Gaoce Technology Co. Ltd. Class A	6,407	9
*	Beijing Sinohytec Co. Ltd. Class A	1,911	9
*	Hubei Century Network Technology Co. Ltd. Class A	5,200	9
*	Beijing North Star Co. Ltd. Class A	31,900	8
	Jinneng Science & Technology Co. Ltd. Class A	8,500	8
	Shinva Medical Instrument Co. Ltd. Class A	3,900	8
	Shanghai Bright Power Semiconductor Co. Ltd. Class A	593	8
	Wencan Group Co. Ltd. Class A	2,800	8
	Wuhan Keqian Biology Co. Ltd. Class A	3,714	8
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	3,136	8
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	5,900	8
*	Jolywood Suzhou Sunwatt Co. Ltd. Class A	7,800	8
*	Bright Eye Hospital Group Co. Ltd. Class A	1,600	8
*	Jiangsu General Science Technology Co. Ltd. Class A	13,800	8
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	6,700	7
	Renhe Pharmacy Co. Ltd. Class A	8,300	7
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	2,800	7
	Bear Electric Appliance Co. Ltd. Class A	1,100	7
	Lancy Co. Ltd. Class A	2,300	7
	Ligao Foods Co. Ltd. Class A	1,200	7
	Luyang Energy-Saving Materials Co. Ltd.	4,400	7
*	Triumph New Energy Co. Ltd. Class A	5,200	7
*	Truking Technology Ltd. Class A	4,900	7
*	Piesat Information Technology Co. Ltd. Class A	1,895	7
	Shenzhen Hello Tech Energy Co. Ltd. Class A	861	7
*	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	1,900	7
	Changchun BCHT Biotechnology Co. Ltd. Class A	2,431	7
	Shenzhen Xinyichang Technology Co. Ltd. Class A	798	7
	Shandong Xiantan Group Co. Ltd.	7,300	6
*	Zhejiang Orient Gene Biotech Co. Ltd. Class A	1,543	6
	Baoxiniao Holding Co. Ltd. Class A	10,800	6
*	Beijing North Star Co. Ltd. Class H	44,000	5
	Chengzhi Co. Ltd. Class A	4,900	5
	Shandong Head Group Co. Ltd. Class A	2,000	4
*,2	Orient Group Inc.	32,200	2
*,2	Yango Group Co. Ltd. Class A	15,800	—
*,2	Jiangsu Zhongnan Construction Group Co. Ltd.	41,700	—
*,2	Blivex Energy Technology Co. Ltd.	49,300	—
*,2	Zhejiang Akcome New Energy Technology Co. Ltd.	67,800	—
*,2	Ningxia Zhongyin Cashmere Co. Ltd.	10,700	—
*,2	China Dili Group	378,000	—
*,2	China Grand Automotive Services Group Co. Ltd.	47,600	—
*,2	Pengdu Agriculture & Animal Husbandry Co. Ltd.	95,300	—
			466,818
Colombia (0.0%)
	Grupo Cibest SA ADR	6,320	399
	Cementos Argos SA	97,862	284
			683
Czech Republic (0.0%)
	Komercni Banka A/S	14,727	825
[3]	Moneta Money Bank A/S	51,234	466
			1,291
Denmark (1.4%)
	Novo Nordisk A/S Class B	610,761	30,247
	DSV A/S	36,339	8,299
	Danske Bank A/S	123,572	5,676
	Vestas Wind Systems A/S	192,558	4,577
	Novonesis Novozymes B	66,795	4,169
*	Genmab A/S	11,801	3,791
	Coloplast A/S Class B	25,379	2,292
	Pandora A/S	14,663	1,755
	AP Moller - Maersk A/S Class B	849	1,699
	Tryg A/S	57,422	1,422
*	NKT A/S	10,213	1,229
*	Zealand Pharma A/S	13,378	1,075
	Ringkjoebing Landbobank A/S	4,653	1,032
	Jyske Bank A/S (Registered)	8,223	1,018

		Shares	Market Value ($000)
*	ALK-Abello A/S Class B	26,231	942
	Sydbank A/S	9,724	836
	AP Moller - Maersk A/S Class A	398	798
	FLSmidth & Co. A/S	9,878	632
*	Demant A/S	16,100	549
	ROCKWOOL A/S Class B	15,788	534
*,3	Netcompany Group A/S	8,326	419
*	Bavarian Nordic A/S	14,074	405
*	GN Store Nord A/S	24,931	402
	Alm Brand A/S	135,109	380
	Per Aarsleff Holding A/S	3,336	378
	Chemometec A/S	2,949	359
	H Lundbeck A/S	50,294	347
	Ambu A/S Class B	24,837	337
	Schouw & Co. A/S	2,154	205
	UIE plc	2,116	126
*	NTG Nordic Transport Group A/S	3,046	88
	H Lundbeck A/S Class A	15,796	86
*	Dfds A/S	5,508	78
	Gubra A/S	947	73
			76,255
Egypt (0.0%)
	Commercial International Bank - Egypt (CIB)	438,884	990
	Telecom Egypt Co.	88,389	118
*	EFG Holding S.A.E.	155,266	87
*	U Consumer Finance	67,463	13
			1,208
Finland (0.7%)
	Nordea Bank Abp	628,030	11,113
	Nokia OYJ	963,486	5,868
	Sampo OYJ Class A (XHEL)	424,553	4,994
	Kone OYJ Class B	59,903	4,076
	Orion OYJ Class B	20,169	1,444
	Stora Enso OYJ	113,145	1,331
	Elisa OYJ	26,824	1,176
	Kesko OYJ Class B	50,794	1,083
	Valmet OYJ	27,179	889
	Mandatum OYJ	78,951	594
	Huhtamaki OYJ	16,808	580
	TietoEVRY OYJ	18,797	391
	Sampo OYJ Class A	28,955	342
*	Kojamo OYJ	27,087	333
	Kalmar OYJ Class B	6,919	299
	Nokian Renkaat OYJ	23,066	225
[3]	Terveystalo OYJ	13,850	151
	Sanoma OYJ	12,140	132
	Revenio Group OYJ	3,900	101
*	YIT OYJ	24,844	91
	Tokmanni Group Corp.	8,131	72
	Citycon OYJ	10,816	50
	Finnair OYJ	14,604	50
			35,385
France (3.7%)
	Sanofi SA	205,724	20,518
	EssilorLuxottica SA	55,148	19,780
	BNP Paribas SA	191,424	16,363
	Hermes International SCA	6,519	15,909
	AXA SA	332,077	15,003
	L'Oreal SA Loyalty Shares	27,027	11,789
	Danone SA	121,055	10,822
	Societe Generale SA	137,000	9,539
	L'Oreal SA	16,800	7,328
	Legrand SA	46,604	7,070
	Orange SA	398,536	6,569
	Kering SA	13,415	4,568
	Publicis Groupe SA	43,538	4,249
	Cie Generale des Etablissements Michelin SCA	126,658	4,146
	Credit Agricole SA	177,743	3,407

		Shares	Market Value ($000)
	STMicroelectronics NV	124,056	2,858
	Accor SA	42,280	2,288
	Unibail-Rodamco-Westfield	19,577	2,079
	Carrefour SA	121,355	1,869
*	Alstom SA	64,903	1,704
	Rexel SA	43,873	1,672
	Klepierre SA	39,505	1,538
	Eurofins Scientific SE	21,613	1,472
	Renault SA	36,572	1,466
	Sartorius Stedim Biotech	5,426	1,308
	Getlink SE	66,260	1,198
	Aeroports de Paris SA	7,621	1,118
	SCOR SE	34,083	1,099
	BioMerieux	8,126	1,018
	Edenred SE	45,449	975
	Elis SA	33,771	961
	Ipsen SA	6,616	955
	Gecina SA	9,896	917
[3]	Amundi SA	11,209	897
[3]	Ayvens SA	67,866	876
	Teleperformance SE	10,580	729
	Arkema SA	11,250	686
	Covivio SA	10,543	681
	Valeo SE	39,293	498
	Sodexo SA Loyalty Shares	8,787	465
	SES SA Class A ADR	68,525	443
	Wendel SE	4,673	435
	Sopra Steria Group	2,734	419
	VusionGroup	1,627	395
*	Forvia SE (XPAR)	27,639	389
	Virbac SACA	863	369
	Vivendi SE	124,049	362
	Coface SA	18,992	335
	Eurazeo SE Loyalty Shares	5,067	321
	Trigano SA	1,550	310
*	Air France-KLM	23,061	283
	IPSOS SA	7,121	265
	Mercialys SA	20,700	263
	Carmila SA	12,444	247
	Pluxee NV	15,299	246
	Sodexo SA	4,637	245
*	ID Logistics Group SACA	529	237
	Argan SA	2,948	224
	Vicat SACA	2,703	222
	JCDecaux SE	12,464	222
	Societe BIC SA	3,714	212
*	Clariane SE	46,776	203
	ICADE	7,982	196
	SEB SA Loyalty Shares	3,202	181
	Opmobility	9,805	167
	Imerys SA	5,907	162
	Metropole Television SA	10,126	147
	Eurazeo SE	2,324	147
*	Ubisoft Entertainment SA	16,514	140
*	SOITEC	4,542	140
	Altarea SCA	1,106	135
	Television Francaise 1 SA	13,973	135
	Derichebourg SA	15,401	115
[1]	Eramet SA	1,821	113
	Interparfums SA	3,947	112
	Sodexo SA Loyalty Shares 2026	2,080	110
	Antin Infrastructure Partners SA	9,127	108
	SEB SA	1,684	95
[1,3]	Verallia SA	3,347	93
*	Nexity SA	8,384	91
	Stef SA	650	91
	Peugeot Invest SA	1,006	86
	Quadient SA	5,174	86
	Wavestone	1,467	85
	GL Events SACA	2,356	79

		Shares	Market Value ($000)
	Planisware SA	3,143	78
*,1,3	Worldline SA	43,212	77
	LISI SA	1,326	76
*,3	Elior Group SA	22,577	71
*	Voltalia SA (Registered)	7,559	64
	Equasens	1,121	56
	Manitou BF SA	2,452	53
	LISI SA Loyalty Shares 2026	928	53
	Fnac Darty SA	1,593	52
	Beneteau SACA	5,186	49
*,3	X-Fab Silicon Foundries SE	8,193	47
*,1	Eutelsat Communications SACA	16,879	43
*	Forvia SE (MTAA)	2,833	40
	LISI SA Loyalty Shares	611	35
*,1	OVH Groupe SA	2,981	29
*,3	Aramis Group SAS	2,503	16
			198,687
Germany (5.4%)
	SAP SE	196,972	47,551
	Siemens AG (Registered)	140,746	37,326
	Allianz SE (Registered)	73,688	31,808
	Deutsche Telekom AG (Registered)	630,317	20,326
	Deutsche Bank AG (Registered)	339,978	12,054
	Infineon Technologies AG	249,130	10,517
	Mercedes-Benz Group AG	144,379	9,750
	Deutsche Post AG	181,528	9,448
	Deutsche Boerse AG	35,275	9,429
	BASF SE	170,894	8,912
	Bayer AG (Registered)	188,141	6,656
	adidas AG	31,882	5,938
	Commerzbank AG	143,237	5,620
[1]	Bayerische Motoren Werke AG	54,907	5,612
	Fresenius SE & Co. KGaA	78,214	4,297
	Daimler Truck Holding AG	97,065	4,109
	Vonovia SE	133,997	4,057
	Hannover Rueck SE	11,505	3,459
	Merck KGaA	24,921	3,359
[3]	Siemens Healthineers AG	57,083	2,839
*	Covestro AG (XETR)	31,875	2,290
	Beiersdorf AG	19,833	2,133
	Symrise AG Class A	25,654	2,124
	GEA Group AG	28,699	1,945
	QIAGEN NV	40,564	1,936
	Fresenius Medical Care AG	39,845	1,905
	Henkel AG & Co. KGaA	21,630	1,624
	Continental AG	21,045	1,567
	Talanx AG	11,601	1,507
[3]	Scout24 SE	13,616	1,393
	Knorr-Bremse AG	13,105	1,390
	Nemetschek SE	11,080	1,238
*,3	Zalando SE	44,472	1,198
	Deutsche Lufthansa AG (Registered)	116,522	1,119
	LEG Immobilien SE	14,513	1,090
	KION Group AG	13,540	1,015
*,3	Delivery Hero SE Class A	42,977	1,002
*	TUI AG	88,631	846
	Bechtle AG	15,644	806
[1]	Aurubis AG	5,805	803
	Freenet AG	22,692	752
	Rational AG	1,004	751
*	Nordex SE	24,435	733
	Evonik Industries AG	46,716	719
*,3	Auto1 Group SE	22,044	621
	flatexDEGIRO AG	15,050	579
*	Fraport AG Frankfurt Airport Services Worldwide	6,696	562
	TAG Immobilien AG	30,997	529
	AIXTRON SE	24,123	503
	United Internet AG (Registered)	15,644	470
	K+S AG (Registered)	33,842	460

		Shares	Market Value ($000)
*	Aroundtown SA	133,064	458
*	Aumovio SE	10,311	444
	Puma SE	18,971	440
	Krones AG	2,541	384
[3]	DWS Group GmbH & Co. KGaA	5,781	359
	Carl Zeiss Meditec AG	6,294	326
	LANXESS AG	14,949	303
	HUGO BOSS AG	6,625	294
*	IONOS Group SE	8,964	290
	Schaeffler AG	37,317	289
	RTL Group SA	6,974	275
	Wacker Chemie AG	3,213	247
	FUCHS SE	6,972	247
	Stroeer SE & Co. KGaA	5,835	241
*,3	Covestro AG	3,406	234
	Jenoptik AG	10,073	231
	Deutsche Wohnen SE	9,029	228
[3]	Befesa SA	7,081	226
	Fielmann Group AG	4,293	218
	Atoss Software SE	1,609	215
	Deutz AG	22,787	210
*,1,3	Redcare Pharmacy NV	2,761	210
	Hornbach Holding AG & Co. KGaA	2,006	206
	Duerr AG	8,798	199
[1]	Kontron AG	7,086	199
*	HelloFresh SE	27,112	195
[1]	Gerresheimer AG	6,147	189
*	Evotec SE	25,989	175
[1]	Salzgitter AG	4,002	166
	Sixt SE	1,992	163
	Elmos Semiconductor SE	1,418	161
	KWS Saat SE & Co. KGaA	1,967	158
*,3	TeamViewer SE	23,522	158
*	Grand City Properties SA	12,215	155
	CANCOM SE	4,737	147
	Vossloh AG	1,821	146
	Eckert & Ziegler SE	7,716	145
	Schott Pharma AG & Co. KGaA	6,188	137
[1]	Suedzucker AG	12,081	136
	Dermapharm Holding SE	2,689	118
[3]	Deutsche Pfandbriefbank AG	22,278	117
*	Hypoport SE	802	116
*	CECONOMY AG	22,240	115
[1]	Siltronic AG	2,004	114
	Stabilus SE	4,470	109
	Nagarro SE	1,263	108
*	SMA Solar Technology AG	2,524	101
	Pfeiffer Vacuum Technology AG	548	99
	Wacker Neuson SE	4,504	99
	Kloeckner & Co. SE	12,955	91
*	Douglas AG	6,321	91
	GRENKE AG	4,838	88
	Norma Group SE	5,593	86
[1]	PNE AG	7,253	86
[1]	Adtran Networks SE	3,418	86
	1&1 AG	2,857	80
	Adesso SE	614	68
	Wuestenrot & Wuerttembergische AG	4,084	67
	GFT Technologies SE	2,991	66
[1]	Verbio SE	3,126	65
	ProSiebenSat.1 Media SE	10,014	57
	Secunet Security Networks AG	256	55
	Deutsche Beteiligungs AG	1,809	51
	Energiekontor AG	1,282	51
	Deutsche EuroShop AG	2,227	48
	PATRIZIA SE	5,313	48
*,1,3	Thyssenkrupp Nucera AG & Co. KGaA	5,439	47
	Draegerwerk AG & Co. KGaA	311	23
	Takkt AG	4,126	19

		Shares	Market Value ($000)
*	CECONOMY AG (XETR)	2,471	13
			290,263
Greece (0.2%)
	National Bank of Greece SA	159,995	2,507
	Eurobank Ergasias Services & Holdings SA	479,138	1,898
	Piraeus Financial Holdings SA	208,317	1,710
	Alpha Bank SA	404,105	1,650
	JUMBO SA	22,960	729
	Hellenic Telecommunications Organization SA	29,243	581
	Titan SA	6,398	338
	Optima bank SA	35,580	318
	Aegean Airlines SA	8,428	140
	Athens International Airport SA	11,913	140
*	Aktor SA Holding Co. Technical & Energy Projects	8,539	92
*	LAMDA Development SA	11,159	91
	Viohalco SA	6,060	70
	Sarantis SA	4,643	67
	Holding Co. ADMIE IPTO SA	18,833	61
	Fourlis Holdings SA	12,102	57
	Piraeus Port Authority SA	1,156	54
	Quest Holdings SA	5,654	47
	Autohellas Tourist & Trading SA	3,090	41
	Ideal Holdings SA	5,257	35
	Ellaktor SA	13,171	27
			10,653
Hong Kong (1.4%)
	AIA Group Ltd.	2,021,400	21,055
	Hong Kong Exchanges & Clearing Ltd.	230,000	12,232
	Sun Hung Kai Properties Ltd.	268,500	3,410
	BOC Hong Kong Holdings Ltd.	693,000	3,346
	Techtronic Industries Co. Ltd.	276,000	3,246
	Hang Seng Bank Ltd.	131,900	2,583
	Link REIT	498,120	2,366
	Lenovo Group Ltd.	1,464,000	1,833
[3]	WH Group Ltd.	1,527,092	1,599
	Shenzhou International Group Holdings Ltd.	153,284	1,373
	Hongkong Land Holdings Ltd.	200,400	1,274
	MTR Corp. Ltd.	295,500	1,173
	Wharf Real Estate Investment Co. Ltd.	309,000	978
	Henderson Land Development Co. Ltd.	250,400	946
	Sino Land Co. Ltd.	696,000	935
	SITC International Holdings Co. Ltd.	250,000	860
*	MMG Ltd.	787,200	703
	AAC Technologies Holdings Inc.	141,000	667
[3]	Samsonite Group SA	256,200	633
	Swire Pacific Ltd. Class B	392,500	599
	ASMPT Ltd.	60,400	587
	PRADA SpA	97,900	581
	Chow Tai Fook Jewellery Group Ltd.	327,200	576
	Wharf Holdings Ltd.	188,000	571
	PCCW Ltd.	736,590	568
	Swire Properties Ltd.	186,600	513
	Want Want China Holdings Ltd.	797,000	478
	Orient Overseas International Ltd.	26,000	423
	Hang Lung Properties Ltd.	328,000	380
	United Laboratories International Holdings Ltd.	216,000	355
	Xinyi Glass Holdings Ltd.	298,000	329
[3]	BOC Aviation Ltd.	35,200	321
	Bank of East Asia Ltd.	186,800	315
	Kerry Properties Ltd.	108,500	294
	Johnson Electric Holdings Ltd.	75,000	290
	Yue Yuen Industrial Holdings Ltd.	136,000	288
*,3	Everest Medicines Ltd.	46,000	279
	Hang Lung Group Ltd.	135,000	271
	Hysan Development Co. Ltd.	116,000	264
	Cathay Pacific Airways Ltd.	164,181	255
	Time Interconnect Technology Ltd.	107,000	228
	VTech Holdings Ltd.	27,700	224
	Stella International Holdings Ltd.	103,500	218

		Shares	Market Value ($000)
*	New World Development Co. Ltd.	243,533	216
*,1,3	FIT Hon Teng Ltd.	307,000	202
	Swire Pacific Ltd. Class A	22,500	193
[1]	Guotai Junan International Holdings Ltd.	495,000	183
	DFI Retail Group Holdings Ltd.	52,400	180
*,1	Vobile Group Ltd.	275,000	178
	Luk Fook Holdings International Ltd.	55,180	173
	Man Wah Holdings Ltd.	273,200	168
	CTF Services Ltd.	167,200	163
*	OSL Group Ltd.	74,000	159
	Fortune REIT	242,000	155
*,3	CARsgen Therapeutics Holdings Ltd.	63,000	141
	Dah Sing Financial Holdings Ltd.	29,600	138
	Nexteer Automotive Group Ltd.	157,000	119
	SY Holdings Group Ltd.	88,500	118
	VSTECS Holdings Ltd.	108,000	116
	CITIC Telecom International Holdings Ltd.	343,000	113
	Shangri-La Asia Ltd.	186,000	108
	Vitasoy International Holdings Ltd.	120,000	100
*	Envision Greenwise Holdings Ltd.	247,204	99
*,1	Realord Group Holdings Ltd.	64,000	96
	HKBN Ltd.	112,500	95
	Champion REIT	317,000	93
*	Deep Source Holdings Ltd.	910,000	87
	Chow Sang Sang Holdings International Ltd.	55,000	86
	Dah Sing Banking Group Ltd.	58,800	83
*	China Travel International Investment Hong Kong Ltd.	412,000	74
	SUNeVision Holdings Ltd.	109,000	72
	SmarTone Telecommunications Holdings Ltd.	110,000	67
	Value Partners Group Ltd.	216,000	67
	IGG Inc.	137,000	67
*,2	Jinchuan Group International Resources Co. Ltd.	784,000	64
	Giordano International Ltd.	300,000	59
	K Wah International Holdings Ltd.	168,000	47
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	40,000	46
	Prosperity REIT	205,000	38
	LK Technology Holdings Ltd.	87,500	38
	Cafe de Coral Holdings Ltd.	50,000	36
	Truly International Holdings Ltd.	258,000	36
	KLN Logistics Group Ltd.	39,500	36
	Hutchison Telecommunications Hong Kong Holdings Ltd.	218,000	31
*	Asia Cement China Holdings Corp.	93,000	31
	Texhong International Group Ltd.	49,000	28
*	Television Broadcasts Ltd.	65,000	26
*,3	IMAX China Holding Inc.	24,100	25
	Far East Consortium International Ltd.	244,000	22
	Singamas Container Holdings Ltd.	246,000	22
	C-Mer Medical Holdings Ltd.	96,000	21
*	Shun Tak Holdings Ltd.	180,000	16
			74,950
Hungary (0.1%)
	OTP Bank Nyrt.	44,778	4,661
	Richter Gedeon Nyrt.	26,611	788
	Magyar Telekom Telecommunications plc	53,080	284
	Opus Global Nyrt.	59,834	98
			5,831
Iceland (0.0%)
[3]	Arion Banki HF	300,509	421
	Islandsbanki HF	378,912	390
	Hagar hf	178,547	158
	Festi hf	50,621	127
	Reitir fasteignafelag hf	123,407	121
*	Alvotech SA	22,471	114
	Kvika banki hf	763,073	100
	Heimar HF	268,301	76
	Sjova-Almennar Tryggingar hf	152,709	51
	Eimskipafelag Islands hf	20,593	44
	Siminn HF	396,130	43
	Skagi Hf	252,748	40

		Shares	Market Value ($000)
*	Icelandair Group HF	2,957,458	18
			1,703
India (5.0%)
	HDFC Bank Ltd.	2,176,621	24,596
	ICICI Bank Ltd.	1,014,483	15,798
	Bharti Airtel Ltd. (XNSE)	501,963	11,842
	Infosys Ltd.	674,172	11,829
	Bajaj Finance Ltd.	545,458	6,350
	Axis Bank Ltd.	441,668	6,339
	Kotak Mahindra Bank Ltd.	212,123	5,052
	Hindustan Unilever Ltd.	170,064	4,697
	Maruti Suzuki India Ltd.	25,197	4,491
	Sun Pharmaceutical Industries Ltd.	201,668	4,137
	State Bank of India	360,576	3,958
	HCL Technologies Ltd.	200,729	3,658
	Titan Co. Ltd.	69,238	3,034
*	Eternal Ltd.	874,586	2,947
	Power Grid Corp. of India Ltd.	854,113	2,585
	Asian Paints Ltd.	76,788	2,474
[3]	InterGlobe Aviation Ltd.	36,409	2,412
	Shriram Finance Ltd.	237,080	2,266
	Jio Financial Services Ltd.	593,251	2,037
	Eicher Motors Ltd.	25,079	1,982
	Nestle India Ltd.	136,305	1,924
	Max Healthcare Institute Ltd.	139,651	1,820
	Cipla Ltd.	104,876	1,798
[3]	SBI Life Insurance Co. Ltd.	80,771	1,781
	TVS Motor Co. Ltd. (XNSE)	44,557	1,765
	Divi's Laboratories Ltd.	23,923	1,734
	Bajaj Finserv Ltd.	72,077	1,693
	Hero MotoCorp Ltd.	24,438	1,691
	Trent Ltd.	34,218	1,632
	Tata Consumer Products Ltd.	123,233	1,618
	Dr Reddy's Laboratories Ltd.	114,342	1,614
	Cholamandalam Investment & Finance Co. Ltd.	79,873	1,556
	Apollo Hospitals Enterprise Ltd.	18,815	1,546
	Wipro Ltd.	542,485	1,520
[3]	HDFC Life Insurance Co. Ltd.	176,655	1,514
	Britannia Industries Ltd.	22,417	1,466
	Bharti Airtel Ltd.	81,113	1,448
	Persistent Systems Ltd.	19,988	1,426
	Varun Beverages Ltd.	253,607	1,370
*	PB Fintech Ltd.	67,009	1,369
	Indian Hotels Co. Ltd. Class A	160,296	1,338
	Coforge Ltd.	61,753	1,324
	Bajaj Auto Ltd.	12,785	1,300
*,3	Avenue Supermarts Ltd.	27,534	1,233
*	Suzlon Energy Ltd.	2,026,334	1,229
	BSE Ltd.	36,784	1,199
	Power Finance Corp. Ltd.	275,865	1,123
*	Indus Towers Ltd.	247,527	1,114
[3]	HDFC Asset Management Co. Ltd.	36,682	1,098
	Samvardhana Motherson International Ltd.	823,903	1,076
	Lupin Ltd.	44,990	1,050
	Dixon Technologies India Ltd.	6,176	1,012
	Info Edge India Ltd.	67,141	1,002
	Federal Bank Ltd.	339,696	982
[3]	ICICI Lombard General Insurance Co. Ltd.	44,299	978
	Ashok Leyland Ltd.	542,174	962
*	One 97 Communications Ltd.	64,703	958
	DLF Ltd.	117,829	956
	Pidilite Industries Ltd.	58,050	955
	Godrej Consumer Products Ltd.	74,338	954
	Fortis Healthcare Ltd.	91,031	938
	REC Ltd.	231,157	937
*	Max Financial Services Ltd.	49,019	935
*	Yes Bank Ltd.	3,535,646	909
	SRF Ltd.	27,118	890
	UPL Ltd.	98,379	837

		Shares	Market Value ($000)
	Muthoot Finance Ltd.	19,654	824
	Torrent Pharmaceuticals Ltd.	19,773	823
[3]	Laurus Labs Ltd.	70,787	818
	Havells India Ltd.	49,254	795
	Mphasis Ltd.	24,948	787
	Marico Ltd.	97,777	785
	Embassy Office Parks REIT	160,719	768
	Bank of Baroda	235,068	764
	Punjab National Bank	546,021	763
	GE Vernova T&D India Ltd.	23,467	756
	Aurobindo Pharma Ltd.	54,560	750
	Bosch Ltd.	1,831	740
[3]	AU Small Finance Bank Ltd.	68,743	736
	Phoenix Mills Ltd.	34,932	680
	Voltas Ltd.	43,394	669
[3]	Lodha Developers Ltd.	51,725	667
*	FSN E-Commerce Ventures Ltd.	221,054	662
	APL Apollo Tubes Ltd.	33,895	653
	Dabur India Ltd.	110,911	642
	Bajaj Holdings & Investment Ltd.	4,923	634
	IDFC First Bank Ltd.	704,938	633
	Tube Investments of India Ltd.	20,186	630
*	Godrej Properties Ltd.	26,513	629
*	Adani Green Energy Ltd.	52,995	623
*	Adani Energy Solutions Ltd.	55,279	617
	Coromandel International Ltd.	22,958	613
	Siemens Ltd.	16,555	612
	Hitachi Energy India Ltd.	2,435	602
	Colgate-Palmolive India Ltd.	24,670	599
	Glenmark Pharmaceuticals Ltd.	27,384	597
*	GMR Airports Ltd.	481,630	585
	Canara Bank	344,228	585
	PI Industries Ltd.	15,235	580
	360 ONE WAM Ltd.	43,688	579
*	Vodafone Idea Ltd.	5,141,449	575
	Indian Railway Catering & Tourism Corp. Ltd.	74,651	575
	Zydus Lifesciences Ltd.	53,894	570
	Navin Fluorine International Ltd.	8,689	558
	Prestige Estates Projects Ltd.	29,602	556
	SBI Cards & Payment Services Ltd.	55,604	548
	Mankind Pharma Ltd.	21,577	545
	Hindustan Zinc Ltd.	96,045	523
	UNO Minda Ltd.	35,202	515
	Biocon Ltd.	114,790	512
	NHPC Ltd.	594,903	512
	Multi Commodity Exchange of India Ltd.	4,529	512
	KEI Industries Ltd.	11,017	512
	Mahindra & Mahindra Financial Services Ltd.	120,229	501
*	Delhivery Ltd.	104,869	501
	Blue Star Ltd.	25,229	500
	Union Bank of India Ltd.	289,632	498
[3]	Sona Blw Precision Forgings Ltd.	85,030	489
	Page Industries Ltd.	1,136	488
	Astral Ltd.	30,242	488
	Jubilant Foodworks Ltd.	70,851	478
	Indian Bank	48,500	473
[3]	ICICI Prudential Life Insurance Co. Ltd.	68,125	473
*	Aditya Birla Capital Ltd.	117,485	472
	Alkem Laboratories Ltd.	7,274	463
[3]	Indian Railway Finance Corp. Ltd.	342,905	452
	Tata Communications Ltd.	21,519	438
	Supreme Industries Ltd.	11,512	438
	Ipca Laboratories Ltd.	26,637	434
	Oberoi Realty Ltd.	23,170	428
	Oracle Financial Services Software Ltd.	4,570	416
	Cholamandalam Financial Holdings Ltd.	19,397	401
	Rail Vikas Nigam Ltd.	109,587	399
	Computer Age Management Services Ltd.	9,109	396
	Patanjali Foods Ltd.	61,961	395
	Balkrishna Industries Ltd.	15,206	394

		Shares	Market Value ($000)
	KPIT Technologies Ltd.	28,466	390
	Tata Elxsi Ltd.	6,520	377
	Crompton Greaves Consumer Electricals Ltd.	125,006	372
*	IndusInd Bank Ltd.	38,646	372
[3]	Aster DM Healthcare Ltd.	49,335	368
[3]	Gland Pharma Ltd.	18,398	363
	LIC Housing Finance Ltd.	58,627	361
*	Piramal Finance Ltd.	20,676	358
[3]	PNB Housing Finance Ltd.	34,686	352
	Apollo Tyres Ltd.	59,914	345
	Central Depository Services India Ltd.	18,380	334
*	Kaynes Technology India Ltd.	5,360	330
	Exide Industries Ltd.	78,078	328
	Redington Ltd.	103,157	326
[3]	Brookfield India Real Estate Trust	86,498	322
*,3	Krishna Institute of Medical Sciences Ltd.	41,082	315
*	Cartrade Tech Ltd.	9,041	313
	Dalmia Bharat Ltd.	13,862	312
	Manappuram Finance Ltd.	96,977	309
[3]	Nippon Life India Asset Management Ltd.	31,168	306
	Schaeffler India Ltd.	6,954	304
	Bank of India	182,056	301
	Tata Technologies Ltd.	39,081	298
	Motilal Oswal Financial Services Ltd.	26,606	286
	Berger Paints India Ltd.	45,068	285
[3]	RBL Bank Ltd.	81,059	284
*	Amber Enterprises India Ltd.	3,519	283
	JB Chemicals & Pharmaceuticals Ltd.	14,279	283
	Neuland Laboratories Ltd.	1,443	279
	Narayana Hrudayalaya Ltd.	12,555	274
*	IIFL Finance Ltd.	41,448	269
	KPR Mill Ltd.	22,053	268
	Bharti Hexacom Ltd.	13,274	264
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	46,630	260
*	Inox Wind Ltd.	168,477	255
	Gujarat Fluorochemicals Ltd.	6,540	251
*	Indian Renewable Energy Development Agency Ltd.	156,108	251
	Tata Chemicals Ltd.	27,875	250
[3]	Bandhan Bank Ltd.	147,824	249
	Karur Vysya Bank Ltd.	88,797	247
[3]	General Insurance Corp. of India	56,826	246
	Brigade Enterprises Ltd.	24,310	244
*	AWL Agri Business Ltd.	84,220	244
*	Poonawalla Fincorp Ltd.	45,159	243
[3]	Syngene International Ltd.	32,973	240
	Angel One Ltd.	7,920	240
	NBCC India Ltd.	182,813	239
*	Sammaan Capital Ltd.	137,240	237
	Aptus Value Housing Finance India Ltd.	74,916	235
	Housing & Urban Development Corp. Ltd.	87,323	234
	Acutaas Chemicals Ltd.	11,270	232
	Linde India Ltd.	3,453	231
	Escorts Kubota Ltd.	5,344	229
	Five-Star Business Finance Ltd.	34,358	228
*	Star Health & Allied Insurance Co. Ltd.	41,406	226
	Global Health Ltd.	16,154	226
	Motherson Sumi Wiring India Ltd.	435,700	223
	Piramal Pharma Ltd.	105,782	222
[3]	Dr Lal PathLabs Ltd.	6,443	220
*	Bajaj Housing Finance Ltd.	185,859	219
	GlaxoSmithKline Pharmaceuticals Ltd.	7,548	217
	PG Electroplast Ltd.	32,632	217
	City Union Bank Ltd.	70,998	216
	Deepak Nitrite Ltd.	12,319	215
	Nuvama Wealth Management Ltd.	2,578	215
	Amara Raja Energy & Mobility Ltd.	20,017	214
	Firstsource Solutions Ltd.	55,301	214
	Ajanta Pharma Ltd.	7,402	212
	Hindustan Copper Ltd.	57,284	210
	Sundram Fasteners Ltd.	19,854	208

		Shares	Market Value ($000)
	Emami Ltd.	34,857	207
*	EID Parry India Ltd.	17,405	201
	Kfin Technologies Ltd.	16,937	201
	eClerx Services Ltd.	3,887	198
[3]	Mindspace Business Parks REIT	38,203	198
*	Wockhardt Ltd.	14,202	197
	Anand Rathi Wealth Ltd.	5,975	193
[3]	Paradeep Phosphates Ltd.	107,649	192
	Atul Ltd.	2,874	189
	UTI Asset Management Co. Ltd.	14,665	188
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	12,265	188
*	Onesource Specialty Pharma Ltd.	10,882	187
	Carborundum Universal Ltd.	19,313	186
*	Affle 3i Ltd.	10,011	186
	Bank of Maharashtra	283,968	186
	Zee Entertainment Enterprises Ltd.	162,209	184
	ZF Commercial Vehicle Control Systems India Ltd.	1,236	183
	Himadri Speciality Chemical Ltd.	37,070	182
	Aditya Birla Real Estate Ltd.	9,118	181
[3]	Endurance Technologies Ltd.	6,057	180
	Force Motors Ltd.	902	180
	Thermax Ltd.	5,464	179
	KEC International Ltd.	23,374	179
	CRISIL Ltd.	3,614	179
	IRB Infrastructure Developers Ltd.	371,279	179
*	Inventurus Knowledge Solutions Ltd.	9,364	176
	Zensar Technologies Ltd.	20,622	173
	TVS Holdings Ltd.	1,075	173
	Intellect Design Arena Ltd.	13,756	172
	Elgi Equipments Ltd.	29,769	171
	LMW Ltd.	1,009	170
	Kajaria Ceramics Ltd.	14,110	169
*,3	Lemon Tree Hotels Ltd.	95,313	169
	Craftsman Automation Ltd.	2,148	169
[3]	Home First Finance Co. India Ltd.	13,504	168
	Ceat Ltd.	3,877	167
	Sanofi India Ltd.	3,312	163
*	Cohance Lifesciences Ltd.	25,598	162
	Granules India Ltd.	25,705	160
	Asahi India Glass Ltd.	13,844	158
	Tamilnad Mercantile Bank Ltd.	27,783	158
	Aarti Industries Ltd.	36,391	156
	Natco Pharma Ltd.	15,901	156
	Can Fin Homes Ltd.	15,638	155
*	CreditAccess Grameen Ltd.	10,221	153
*	PVR Inox Ltd.	12,518	150
	EIH Ltd.	35,540	149
	Honeywell Automation India Ltd.	375	149
	Gabriel India Ltd.	12,739	147
	Jubilant Pharmova Ltd.	11,646	142
	Sobha Ltd.	8,229	142
	CCL Products India Ltd.	12,568	142
	Chambal Fertilisers & Chemicals Ltd.	28,577	141
*	Aavas Financiers Ltd.	8,103	141
[3]	Eris Lifesciences Ltd.	7,825	140
	Metro Brands Ltd.	10,677	140
	Capri Global Capital Ltd.	66,300	140
	Whirlpool of India Ltd.	11,377	137
	Chalet Hotels Ltd.	13,805	137
[3]	PowerGrid Infrastructure Investment Trust	129,298	137
	Afcons Infrastructure Ltd.	30,021	136
	Bata India Ltd.	12,060	135
	Grindwell Norton Ltd.	7,784	135
	Gillette India Ltd.	1,378	134
	Poly Medicure Ltd.	6,152	134
	Anant Raj Ltd.	20,748	134
[3]	Sansera Engineering Ltd.	6,714	132
	Swan Corp. Ltd.	26,077	131
*	Go Digit General Insurance Ltd.	32,564	131
[3]	IndiaMart InterMesh Ltd.	4,968	129

		Shares	Market Value ($000)
[3]	Indian Energy Exchange Ltd.	81,790	128
	Triveni Turbine Ltd.	21,220	128
	V-Guard Industries Ltd.	32,871	127
	Happiest Minds Technologies Ltd.	22,625	127
*	Jyoti CNC Automation Ltd.	11,022	125
*	Tbo Tek Ltd.	6,754	125
	Rainbow Children's Medicare Ltd.	8,178	124
	Edelweiss Financial Services Ltd.	99,055	123
*	Devyani International Ltd.	80,824	123
*,2	SKF India Industrial Ltd.	4,051	123
	VA Tech Wabag Ltd.	8,055	122
	Sonata Software Ltd.	30,435	122
	Techno Electric & Engineering Co. Ltd.	8,977	122
	Sumitomo Chemical India Ltd.	23,061	121
	Bayer CropScience Ltd.	2,304	120
	JM Financial Ltd.	71,695	117
[3]	IRB InvIT Fund	172,999	117
	Godawari Power & Ispat Ltd.	43,678	115
*	Medplus Health Services Ltd.	12,612	114
*	Sapphire Foods India Ltd.	40,718	114
	South Indian Bank Ltd.	255,395	113
	IDBI Bank Ltd.	100,582	113
*	Gokaldas Exports Ltd.	10,847	113
	LT Foods Ltd.	24,621	113
*	Nazara Technologies Ltd.	39,584	113
	Shyam Metalics & Energy Ltd.	12,282	112
	Balrampur Chini Mills Ltd.	21,686	109
	Strides Pharma Science Ltd.	10,999	108
	JK Tyre & Industries Ltd.	21,499	108
	SJVN Ltd.	123,718	108
	Arvind Ltd.	27,116	107
	RR Kabel Ltd.	6,800	107
	Safari Industries India Ltd.	3,864	105
	JK Lakshmi Cement Ltd.	12,222	104
[3]	IRCON International Ltd.	57,566	104
	Netweb Technologies India Ltd.	2,811	104
	Gravita India Ltd.	5,012	103
	CMS Info Systems Ltd.	25,646	102
	Finolex Cables Ltd.	11,998	101
	Gujarat Pipavav Port Ltd.	50,252	101
*,3	Ujjivan Small Finance Bank Ltd.	165,292	101
	Alembic Pharmaceuticals Ltd.	9,875	100
	Jubilant Ingrevia Ltd.	12,412	99
	Century Plyboards India Ltd.	11,074	99
	Sudarshan Chemical Industries Ltd.	8,735	99
	Aditya Birla Sun Life Asset Management Co. Ltd.	12,005	99
*	Aadhar Housing Finance Ltd.	18,236	98
*	Indian Overseas Bank	223,855	97
[3]	Metropolis Healthcare Ltd.	4,469	97
	BASF India Ltd.	2,087	97
	Finolex Industries Ltd.	48,299	97
*	Embassy Developments Ltd.	109,715	95
	AstraZeneca Pharma India Ltd.	940	95
	Clean Science & Technology Ltd.	9,148	94
	Ramkrishna Forgings Ltd.	15,246	94
	Olectra Greentech Ltd.	6,685	94
	Maharashtra Scooters Ltd.	570	94
	Welspun Living Ltd.	55,642	93
	Vardhman Textiles Ltd.	18,985	93
	CIE Automotive India Ltd.	19,896	92
	Newgen Software Technologies Ltd.	9,279	92
	Voltamp Transformers Ltd.	989	91
	Vijaya Diagnostic Centre Ltd.	8,101	91
*	NMDC Steel Ltd.	192,559	90
	Syrma SGS Technology Ltd.	9,784	90
*	Godrej Industries Ltd.	7,586	89
	DCM Shriram Ltd.	6,563	89
	Bikaji Foods International Ltd.	11,094	89
*	Aditya Birla Fashion & Retail Ltd.	99,633	87
	SKF India Ltd.	4,051	87

		Shares	Market Value ($000)
	Supreme Petrochem Ltd.	12,053	87
*	Rategain Travel Technologies Ltd.	10,956	87
	Elecon Engineering Co. Ltd.	15,333	87
	Doms Industries Ltd.	3,075	87
	Karnataka Bank Ltd.	36,222	86
	Pricol Ltd.	12,258	86
	Aarti Pharmalabs Ltd.	10,783	85
*,3	Equitas Small Finance Bank Ltd.	117,793	85
	Vesuvius India Ltd.	15,938	85
	Procter & Gamble Health Ltd.	1,315	84
*	SBFC Finance Ltd.	68,853	84
*	Eureka Forbes Ltd.	11,555	84
	Sun TV Network Ltd.	13,364	83
	Jammu & Kashmir Bank Ltd.	69,532	83
	Time Technoplast Ltd.	36,906	83
	Graphite India Ltd.	13,217	82
	Vinati Organics Ltd.	4,540	81
*	Schneider Electric Infrastructure Ltd.	10,147	81
	Minda Corp. Ltd.	12,445	81
[3]	New India Assurance Co. Ltd.	41,672	80
	Sanofi Consumer Healthcare India Ltd.	1,538	80
*	Honasa Consumer Ltd.	24,651	80
[3]	KPI Green Energy Ltd.	16,531	80
	Action Construction Equipment Ltd.	7,077	79
	Cemindia Projects Ltd.	8,374	79
	Caplin Point Laboratories Ltd.	3,703	79
	Prudent Corporate Advisory Services Ltd.	2,839	79
	Mahindra Lifespace Developers Ltd.	16,565	78
*	SignatureGlobal India Ltd.	6,286	78
	Mrs Bectors Food Specialities Ltd.	5,328	78
	Marksans Pharma Ltd.	36,440	77
	Care Ratings Ltd.	4,496	77
	Concord Biotech Ltd.	4,855	77
	PTC India Ltd.	42,916	76
	Westlife Foodworld Ltd.	11,967	76
	Gujarat State Fertilizers & Chemicals Ltd.	36,863	76
	Arvind Fashions Ltd.	13,438	76
	Shakti Pumps India Ltd.	9,941	76
*	IFCI Ltd.	130,566	75
	Zydus Wellness Ltd.	15,630	75
	IIFL Capital Services Ltd.	20,617	74
	Jupiter Life Line Hospitals Ltd.	4,498	74
	Mastek Ltd.	2,925	73
	DCB Bank Ltd.	34,932	72
	Jyothy Labs Ltd.	21,474	72
	Tanla Platforms Ltd.	11,484	71
[3]	Tejas Networks Ltd.	12,805	71
*	Ola Electric Mobility Ltd.	152,944	71
	RITES Ltd.	26,289	70
	Bombay Burmah Trading Co.	3,378	69
	Jupiter Wagons Ltd.	21,508	69
	BLS International Services Ltd.	18,726	69
	Garware Hi-Tech Films Ltd.	1,568	69
*	Websol Energy System Ltd.	60,310	69
[3]	Godrej Agrovet Ltd.	10,211	68
	Fine Organic Industries Ltd.	1,380	68
	Vedant Fashions Ltd.	9,932	68
	Blue Dart Express Ltd.	1,046	67
	Akzo Nobel India Ltd.	1,800	67
	Genus Power Infrastructures Ltd.	18,537	66
*	Zaggle Prepaid Ocean Services Ltd.	15,081	66
	KRBL Ltd.	14,242	65
*	V-Mart Retail Ltd.	7,392	65
	Suprajit Engineering Ltd.	11,965	64
	Garware Technical Fibres Ltd.	8,057	63
	Shilpa Medicare Ltd.	16,518	63
	EPL Ltd.	27,302	62
	Trident Ltd.	187,460	60
	PNC Infratech Ltd.	21,196	59
*	VIP Industries Ltd.	14,063	59

		Shares	Market Value ($000)
	Transformers & Rectifiers India Ltd.	19,212	59
*	Nuvoco Vistas Corp. Ltd.	14,469	58
*	Borosil Renewables Ltd.	8,844	58
	NIIT Learning Systems Ltd.	13,096	58
	Archean Chemical Industries Ltd.	10,131	58
*	Raymond Lifestyle Ltd.	4,580	58
*	Infibeam Avenues Ltd.	261,334	57
	Cello World Ltd.	8,481	57
*	Network18 Media & Investments Ltd.	112,065	57
*	Bajaj Consumer Care Ltd.	18,816	56
	Triveni Engineering & Industries Ltd.	13,964	56
	Alkyl Amines Chemicals	2,943	55
*	Sterling & Wilson Renewable	21,526	55
*	Valor Estate Ltd.	37,366	55
	AurionPro Solutions Ltd.	4,415	54
	Railtel Corp. of India Ltd.	14,223	54
	JBM Auto Ltd.	7,860	54
*	Sterlite Technologies Ltd.	45,252	53
	Relaxo Footwears Ltd.	11,513	53
	Cera Sanitaryware Ltd.	854	53
	Rhi Magnesita India Ltd.	10,072	52
	Orient Electric Ltd.	23,155	50
	Bajaj Electricals Ltd.	9,251	50
*	Tata Teleservices Maharashtra Ltd.	85,777	50
	JK Paper Ltd.	12,236	50
	Rallis India Ltd.	16,583	49
	Saregama India Ltd.	11,090	49
	Texmaco Rail & Engineering Ltd.	33,832	49
	Gateway Distriparks Ltd.	72,920	48
*	Restaurant Brands Asia Ltd.	68,950	48
	ION Exchange India Ltd.	12,312	48
*	Rajesh Exports Ltd.	22,367	47
	GMM Pfaudler Ltd.	3,738	47
*	Alok Industries Ltd.	241,996	46
	TTK Prestige Ltd.	6,400	46
	G R Infraprojects Ltd.	3,796	46
	Electrosteel Castings Ltd.	53,872	45
	Thomas Cook India Ltd.	26,428	44
	KNR Constructions Ltd.	24,359	44
	Anup Engineering Ltd.	1,748	44
*	Ashoka Buildcon Ltd.	20,729	41
	ISGEC Heavy Engineering Ltd.	4,401	41
	NOCIL Ltd.	20,920	40
	Paisalo Digital Ltd.	91,590	39
	Rain Industries Ltd.	31,205	38
*	TeamLease Services Ltd.	2,055	38
*	Sheela Foam Ltd.	5,702	38
*	TVS Supply Chain Solutions Ltd.	31,467	38
	Kaveri Seed Co. Ltd.	3,282	37
*	Chemplast Sanmar Ltd.	11,255	36
	Galaxy Surfactants Ltd.	1,566	36
	Pfizer Ltd.	627	35
	Campus Activewear Ltd.	11,285	35
	Symphony Ltd.	3,473	34
*	Raymond Ltd.	6,055	33
	Polyplex Corp. Ltd.	3,353	31
	Orient Cement Ltd.	16,763	31
	Balaji Amines Ltd.	2,333	30
*	Just Dial Ltd.	3,559	29
	Vaibhav Global Ltd.	10,869	29
*	Sun Pharma Advanced Research Co. Ltd.	18,416	28
[3]	Quess Corp. Ltd.	10,991	26
	Route Mobile Ltd.	3,515	26
*	Jai Balaji Industries Ltd.	33,135	26
	NIIT Ltd.	13,822	15
*,2	Allcargo Worldwide Ltd.	43,908	11
*,2	Indiabulls Ltd.	31,605	7
*	Allcargo Logistics Ltd.	43,908	6

		Shares	Market Value ($000)
*,2	TVS Motor Co. Ltd.	187,768	—
			268,828
Indonesia (0.4%)
	Bank Central Asia Tbk. PT	9,466,616	4,714
	Bank Rakyat Indonesia Persero Tbk. PT	12,766,396	2,828
	Bank Mandiri Persero Tbk. PT	8,334,640	2,421
	Telkom Indonesia Persero Tbk. PT	8,442,800	1,795
*	Amman Mineral Internasional PT	2,265,200	899
*	Barito Pacific Tbk. PT	4,083,061	879
*	GoTo Gojek Tokopedia Tbk. PT Class A	149,875,200	576
	Bank Negara Indonesia Persero Tbk. PT	2,234,500	572
*	Bumi Resources Minerals Tbk. PT	9,593,000	563
	Sumber Alfaria Trijaya Tbk. PT	3,936,300	426
	Charoen Pokphand Indonesia Tbk. PT	1,367,300	380
	Indofood Sukses Makmur Tbk. PT	854,600	377
*	Merdeka Copper Gold Tbk. PT	2,192,700	301
	Kalbe Farma Tbk. PT	3,724,200	269
	Indah Kiat Pulp & Paper Tbk. PT	426,100	225
	Elang Mahkota Teknologi Tbk. PT	3,000,500	221
	Indofood CBP Sukses Makmur Tbk. PT	406,000	206
	Unilever Indonesia Tbk. PT	1,013,300	158
	XLSMART Telecom Sejahtera Tbk. PT	837,150	145
	Indosat Tbk. PT	996,500	143
	Trimegah Bangun Persada Tbk. PT	2,281,093	143
	Sarana Menara Nusantara Tbk. PT	4,160,400	136
	Mitra Keluarga Karyasehat Tbk. PT	883,900	132
	Medikaloka Hermina Tbk. PT	1,529,600	129
*	Bukalapak.com PT Tbk.	11,365,500	115
	Dayamitra Telekomunikasi PT	3,106,300	114
*	Bank Jago Tbk. PT	916,900	112
	Japfa Comfeed Indonesia Tbk. PT	728,500	107
	Cisarua Mountain Dairy PT Tbk.	279,100	104
	Mitra Adiperkasa Tbk. PT	1,332,000	98
	Vale Indonesia Tbk. PT	423,353	97
	Bank Syariah Indonesia Tbk. PT	612,200	86
	Ciputra Development Tbk. PT	1,616,400	85
	Mayora Indah Tbk. PT	599,700	79
	Indocement Tunggal Prakarsa Tbk. PT	197,100	78
	Map Aktif Adiperkasa PT	1,628,800	73
	Jasa Marga Persero Tbk. PT	344,300	72
	Pakuwon Jati Tbk. PT	2,817,300	65
	Avia Avian Tbk. PT	2,084,900	58
	PT Tower Bersama Infrastructure Tbk.	418,292	50
	BFI Finance Indonesia Tbk. PT	1,106,500	50
	Summarecon Agung Tbk. PT	2,027,206	47
	Bank Tabungan Negara Persero Tbk. PT	659,148	47
	Bank Pan Indonesia Tbk. PT	624,100	45
	Surya Citra Media Tbk. PT	1,799,700	42
*	Bumi Serpong Damai Tbk. PT	717,600	41
*	MNC Digital Entertainment Tbk. PT	1,605,000	40
*	Bank Neo Commerce Tbk. PT	1,508,738	39
*,2	Waskita Karya Persero Tbk. PT	3,046,719	37
	Aspirasi Hidup Indonesia Tbk. PT	1,279,700	32
*	Lippo Karawaci Tbk. PT	5,486,600	30
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	358,500	29
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	872,600	29
*	Panin Financial Tbk. PT	1,525,900	25
	Matahari Department Store Tbk. PT	218,000	22
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	462,726	22
	Bank BTPN Syariah Tbk. PT	276,900	22
*	Media Nusantara Citra Tbk. PT	608,900	9
*	Siloam International Hospitals Tbk. PT	47,400	7
			20,646
Ireland (0.3%)
	AIB Group plc	408,296	4,201
	Bank of Ireland Group plc	183,976	3,408
	Kerry Group plc Class A	31,657	2,939
	Kingspan Group plc	29,763	2,555
	Glanbia plc (XDUB)	37,503	644

		Shares	Market Value ($000)
	Ryanair Holdings plc	9,658	316
	Cairn Homes plc	101,784	241
	Glanbia plc (XLON)	28	—
			14,304
Israel (0.7%)
	Bank Leumi Le-Israel BM	285,691	5,991
	Bank Hapoalim BM	252,372	5,463
	Israel Discount Bank Ltd. Class A	234,496	2,456
*	Tower Semiconductor Ltd.	21,709	2,326
	Mizrahi Tefahot Bank Ltd.	29,160	2,043
*	Nova Ltd.	5,624	1,764
	Phoenix Financial Ltd.	43,544	1,753
*	Nice Ltd.	12,293	1,286
	Bezeq The Israeli Telecommunication Corp. Ltd.	530,067	1,043
*	Enlight Renewable Energy Ltd.	23,278	921
	Harel Insurance Investments & Financial Services Ltd.	22,340	831
	Clal Insurance Enterprises Holdings Ltd.	13,401	776
	First International Bank of Israel Ltd.	10,251	774
	ICL Group Ltd.	136,472	756
	Big Shopping Centers Ltd.	3,098	696
	Azrieli Group Ltd.	6,729	684
*	Camtek Ltd.	5,567	594
	Next Vision Stabilized Systems Ltd.	13,261	573
	Menora Mivtachim Holdings Ltd.	4,212	467
	Tel Aviv Stock Exchange Ltd.	17,056	467
	FIBI Holdings Ltd.	4,668	384
	Alony Hetz Properties & Investments Ltd.	27,583	318
	Reit 1 Ltd.	38,836	314
	Strauss Group Ltd.	9,634	290
	Matrix IT Ltd.	6,530	275
	Mega Or Holdings Ltd.	4,232	266
	Partner Communications Co. Ltd.	22,232	260
	Hilan Ltd.	3,207	255
*	Fattal Holdings 1998 Ltd.	1,329	241
	Sapiens International Corp. NV	5,341	233
*	El Al Israel Airlines	54,105	232
	Electra Ltd.	7,500	231
*	Cellcom Israel Ltd.	18,443	210
	One Software Technologies Ltd.	7,702	201
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,806	188
	Ashtrom Group Ltd.	8,267	187
	Aura Investments Ltd.	25,229	172
	YH Dimri Construction & Development Ltd.	1,449	169
	Inrom Construction Industries Ltd.	21,373	152
	Fox Wizel Ltd.	1,430	150
	Isracard Ltd.	33,062	143
	IDI Insurance Co. Ltd.	1,798	135
	Sella Capital Real Estate Ltd.	38,179	134
	Israel Canada T.R Ltd.	27,579	134
*	Nayax Ltd.	3,000	133
	Danel Adir Yeoshua Ltd.	931	132
	Summit Real Estate Holdings Ltd.	6,544	128
*	OY Nofar Energy Ltd.	4,224	123
	Delta Galil Ltd.	1,831	101
*	Perion Network Ltd.	9,141	90
*	Priortech Ltd.	1,366	90
	Elco Ltd.	1,586	79
	G City Ltd.	17,504	55
			37,869
Italy (1.9%)
	UniCredit SpA	298,629	22,231
	Intesa Sanpaolo SpA	3,000,966	19,467
	Ferrari NV	22,855	8,978
	Generali	184,617	7,328
	Stellantis NV	410,375	4,393
	Banco BPM SpA	281,441	4,056
	Banca Monte dei Paschi di Siena SpA	398,554	3,771
	BPER Banca SpA	265,790	3,203
	FinecoBank Banca Fineco SpA	118,864	2,924

		Shares	Market Value ($000)
	Moncler SpA	43,150	2,916
	Terna - Rete Elettrica Nazionale	265,451	2,799
[3]	Poste Italiane SpA	84,680	2,027
	Unipol Assicurazioni SpA	71,964	1,653
	Recordati Industria Chimica e Farmaceutica SpA	20,554	1,215
*	Telecom Italia SpA (MTAA)	1,876,584	1,058
	Buzzi SpA	17,066	1,053
	Banca Mediolanum SpA	43,288	928
*	Telecom Italia SpA	1,401,901	898
	Azimut Holding SpA	21,389	885
	Interpump Group SpA	14,818	755
	Brunello Cucinelli SpA	6,775	722
	Banca Generali SpA	9,917	632
	Reply SpA	4,349	579
[3]	Infrastrutture Wireless Italiane SpA	62,431	572
	De' Longhi SpA	12,520	533
[3]	Nexi SpA	113,864	532
[3]	Pirelli & C SpA	67,238	468
*	Technoprobe SpA	30,096	443
[3]	Technogym SpA	23,119	434
*,3	BFF Bank SpA	33,116	421
	Mediobanca Banca di Credito Finanziario SpA	20,229	392
	Amplifon SpA	23,388	360
	Webuild SpA	88,919	349
	Banca Popolare di Sondrio SPA	17,239	298
	DiaSorin SpA	4,026	289
	Brembo NV	25,716	274
	Danieli & C Officine Meccaniche SpA Saving Shares	6,714	263
	ERG SpA	10,180	259
[3]	Carel Industries SpA	8,805	255
[3]	Enav SpA	45,370	241
	Tamburi Investment Partners SpA	19,274	204
	Credito Emiliano SpA	10,310	176
	Cementir Holding NV	8,387	169
	Banca IFIS SpA	4,715	136
	Sesa SpA	1,361	133
	Intercos SpA	8,927	120
	Italmobiliare SpA	3,648	119
	Moltiply Group SpA	2,571	118
	El.En. SpA	7,843	116
	Danieli & C Officine Meccaniche SpA	2,059	115
[3]	RAI Way SpA	15,922	103
*	Salvatore Ferragamo SpA	10,924	101
[1]	MFE-MediaForEurope NV Class A	24,848	90
	MFE-MediaForEurope NV Class B	17,878	85
	Sanlorenzo SpA	2,336	83
	Ariston Holding NV	16,012	79
[1]	Piaggio & C SpA	33,025	72
[1]	Tinexta SpA	4,206	72
	Arnoldo Mondadori Editore SpA	28,394	68
*,3	GVS SpA	14,545	68
	MFE-MediaForEurope NV Class A	18,443	67
*,1	Juventus Football Club SpA	18,594	50
	MARR SpA	4,699	49
	Rizzoli Corriere Della Sera Mediagroup SpA	37,711	43
[3]	Anima Holding SpA	5,526	39
[1]	Zignago Vetro SpA	4,487	38
	Alerion Cleanpower SpA	837	18
			103,385
Japan (16.1%)
	Toyota Motor Corp.	2,035,800	41,066
	Sony Group Corp.	1,152,400	33,816
	Mitsubishi UFJ Financial Group Inc.	2,128,200	33,369
	Sumitomo Mitsui Financial Group Inc.	708,400	21,435
	SoftBank Group Corp.	187,300	20,146
	Advantest Corp.	140,600	18,708
	Tokyo Electron Ltd.	84,900	17,357
	Mizuho Financial Group Inc.	467,720	16,495
	Nintendo Co. Ltd.	192,800	16,341

	Shares	Market Value ($000)
Recruit Holdings Co. Ltd.	258,749	13,234
Tokio Marine Holdings Inc.	353,800	12,543
Fast Retailing Co. Ltd.	33,700	12,312
Keyence Corp.	35,600	12,119
Shin-Etsu Chemical Co. Ltd.	354,700	10,621
Hoya Corp.	64,600	9,704
KDDI Corp.	529,300	9,106
NEC Corp.	236,700	8,943
Fujitsu Ltd.	329,400	8,739
Takeda Pharmaceutical Co. Ltd.	301,957	8,706
Daiichi Sankyo Co. Ltd.	352,500	8,688
Aeon Co. Ltd.	470,720	8,523
SoftBank Corp.	5,423,830	7,760
Honda Motor Co. Ltd.	749,200	7,555
Murata Manufacturing Co. Ltd.	321,500	6,618
Chugai Pharmaceutical Co. Ltd.	122,800	6,575
Fujikura Ltd.	52,100	6,029
TDK Corp.	364,500	5,983
Mitsui Fudosan Co. Ltd.	499,400	5,866
Seven & i Holdings Co. Ltd.	425,300	5,852
FANUC Corp.	178,600	5,724
Sumitomo Electric Industries Ltd.	143,700	5,662
Panasonic Holdings Corp.	430,100	5,382
Sompo Holdings Inc.	167,900	5,318
MS&AD Insurance Group Holdings Inc.	237,100	5,261
Suzuki Motor Corp.	336,300	5,259
NTT Inc.	5,272,400	5,254
Dai-ichi Life Holdings Inc.	670,200	5,229
East Japan Railway Co.	199,900	5,168
Mitsubishi Estate Co. Ltd.	214,100	5,051
Bridgestone Corp.	106,800	5,011
FUJIFILM Holdings Corp.	226,700	4,867
Otsuka Holdings Co. Ltd.	85,400	4,837
Canon Inc.	164,100	4,828
Disco Corp.	16,600	4,629
Denso Corp.	350,000	4,608
Central Japan Railway Co.	163,600	4,471
Resona Holdings Inc.	425,350	4,330
Astellas Pharma Inc.	343,400	4,318
Terumo Corp.	274,900	4,287
Ajinomoto Co. Inc.	183,300	4,253
Nomura Holdings Inc.	560,100	4,230
Japan Post Bank Co. Ltd.	342,118	4,117
Oriental Land Co. Ltd.	201,600	3,878
Daiwa House Industry Co. Ltd.	110,600	3,775
SMC Corp.	10,400	3,658
Renesas Electronics Corp.	310,077	3,657
Kao Corp.	88,800	3,591
Sumitomo Mitsui Trust Group Inc.	122,900	3,570
Kyocera Corp.	259,200	3,548
Toyota Industries Corp.	31,400	3,518
Nitto Denko Corp.	131,900	3,264
Japan Post Holdings Co. Ltd.	329,867	3,240
Nomura Research Institute Ltd.	79,700	3,184
Bandai Namco Holdings Inc.	107,100	3,143
Asics Corp.	127,700	3,059
Sumitomo Realty & Development Co. Ltd.	62,500	3,020
Olympus Corp.	207,100	2,784
Kubota Corp.	188,900	2,726
Secom Co. Ltd.	78,200	2,643
Lasertec Corp.	14,600	2,636
Sekisui House Ltd.	115,800	2,597
Shionogi & Co. Ltd.	143,700	2,465
Japan Exchange Group Inc.	196,900	2,250
Pan Pacific International Holdings Corp.	367,000	2,224
SBI Holdings Inc.	105,200	2,218
Daiwa Securities Group Inc.	259,400	2,152
Daifuku Co. Ltd.	65,700	2,078
Asahi Kasei Corp.	244,800	2,045
Obic Co. Ltd.	62,800	2,020

		Shares	Market Value ($000)
	T&D Holdings Inc.	89,800	1,951
	Toray Industries Inc.	282,900	1,840
	Nexon Co. Ltd.	74,900	1,824
	Ryohin Keikaku Co. Ltd.	91,900	1,823
	Aisin Corp.	100,700	1,793
	Ibiden Co. Ltd.	23,200	1,773
	West Japan Railway Co.	86,102	1,713
*	Rakuten Group Inc.	279,200	1,709
	Yokohama Financial Group Inc.	206,800	1,636
	Eisai Co. Ltd.	51,600	1,618
	Niterra Co. Ltd.	37,400	1,617
	Isuzu Motors Ltd.	105,000	1,609
	Capcom Co. Ltd.	64,600	1,580
	Shimano Inc.	14,600	1,533
	MINEBEA MITSUMI Inc.	73,400	1,490
	Resonac Holdings Corp.	35,467	1,484
	TOPPAN Holdings Inc.	45,900	1,482
	Mitsubishi Chemical Group Corp.	260,500	1,471
	Nippon Building Fund Inc.	1,513	1,446
	Shimadzu Corp.	49,200	1,404
	TIS Inc.	42,000	1,388
	Makita Corp.	47,500	1,381
	SCREEN Holdings Co. Ltd.	16,400	1,353
	Nitori Holdings Co. Ltd.	77,900	1,350
	LY Corp.	500,200	1,343
	Unicharm Corp.	228,400	1,340
	Chiba Bank Ltd.	126,600	1,334
	Sanrio Co. Ltd.	37,200	1,333
	Dai Nippon Printing Co. Ltd.	78,300	1,324
	Shizuoka Financial Group Inc.	90,500	1,312
	Yamaha Motor Co. Ltd.	178,700	1,295
	Kikkoman Corp.	141,000	1,290
	Sekisui Chemical Co. Ltd.	75,400	1,285
	M3 Inc.	77,100	1,272
	Mitsubishi HC Capital Inc.	158,160	1,266
	Yaskawa Electric Corp.	48,800	1,264
	Nippon Sanso Holdings Corp.	37,300	1,215
	MatsukiyoCocokara & Co.	65,500	1,211
	Trend Micro Inc.	24,100	1,204
	Toyo Suisan Kaisha Ltd.	16,700	1,199
	BayCurrent Inc.	26,900	1,178
	Nippon Paint Holdings Co. Ltd.	180,013	1,174
	Mebuki Financial Group Inc.	176,100	1,151
	Toho Co. Ltd.	19,800	1,140
	Hankyu Hanshin Holdings Inc.	44,800	1,125
	Japan Real Estate Investment Corp.	1,301	1,114
	Ono Pharmaceutical Co. Ltd.	78,200	1,101
*	Sony Financial Group Inc.	1,153,200	1,091
	Japan Metropolitan Fund Investment Corp.	1,373	1,082
	Fukuoka Financial Group Inc.	35,100	1,082
	Tokyu Fudosan Holdings Corp.	115,800	1,076
	SCSK Corp.	29,500	1,075
	Shiseido Co. Ltd.	75,100	1,069
	Daito Trust Construction Co. Ltd.	55,200	1,056
	Square Enix Holdings Co. Ltd.	52,500	1,049
	Tokyu Corp.	89,600	1,046
*	Nissan Motor Co. Ltd.	425,672	1,038
	MEIJI Holdings Co. Ltd.	48,000	1,035
	Kyoto Financial Group Inc.	47,500	1,035
	Hulic Co. Ltd.	92,870	1,024
	Sumitomo Forestry Co. Ltd.	95,000	1,014
	Brother Industries Ltd.	49,500	991
	Seibu Holdings Inc.	31,800	988
	Japan Post Insurance Co. Ltd.	35,239	980
	Kokusai Electric Corp.	35,200	972
	Isetan Mitsukoshi Holdings Ltd.	61,800	964
	Yokohama Rubber Co. Ltd.	24,200	961
	Sanwa Holdings Corp.	37,200	959
	Nippon Express Holdings Inc.	45,200	959
	Omron Corp.	37,300	955

		Shares	Market Value ($000)
	Azbil Corp.	100,900	952
	Haseko Corp.	48,600	930
	Dentsu Group Inc.	39,900	907
	Rohm Co. Ltd.	67,200	902
	Nomura Real Estate Master Fund Inc.	821	896
	Hikari Tsushin Inc.	3,200	891
	Mitsui Chemicals Inc.	35,200	888
	Otsuka Corp.	44,500	880
[1]	Tsuruha Holdings Inc.	49,550	879
	NH Foods Ltd.	19,300	853
	Sysmex Corp.	89,600	850
	Hachijuni Bank Ltd.	79,000	848
	USS Co. Ltd.	75,300	840
	Kurita Water Industries Ltd.	21,100	840
	Tosoh Corp.	55,600	839
	Tokyo Tatemono Co. Ltd.	37,800	836
	Nippon Prologis REIT Inc.	1,370	826
	Furukawa Electric Co. Ltd.	12,900	824
	Mazda Motor Corp.	113,800	823
	Nissan Chemical Corp.	24,300	822
	KDX Realty Investment Corp.	708	807
	Asahi Intecc Co. Ltd.	42,500	797
*	Rakuten Bank Ltd.	16,700	793
	MISUMI Group Inc.	54,500	789
	Mitsui E&S Co. Ltd.	17,900	788
	Oji Holdings Corp.	147,400	776
	Suntory Beverage & Food Ltd.	24,500	775
	Amada Co. Ltd.	64,400	767
	Open House Group Co. Ltd.	13,000	764
	Kyowa Kirin Co. Ltd.	45,300	763
	TOTO Ltd.	29,100	762
	Iyogin Holdings Inc.	45,600	750
	Yamato Holdings Co. Ltd.	51,900	748
	Daiwa House REIT Investment Corp.	824	747
	SG Holdings Co. Ltd.	74,534	745
	Gunma Bank Ltd.	66,800	742
	MonotaRO Co. Ltd.	49,400	724
[1]	Nissin Foods Holdings Co. Ltd.	39,600	719
[1]	Yakult Honsha Co. Ltd.	45,976	719
	Odakyu Electric Railway Co. Ltd.	63,300	717
	Tokyo Ohka Kogyo Co. Ltd.	18,600	715
	CyberAgent Inc.	79,500	712
	United Urban Investment Corp.	596	704
	ZOZO Inc.	81,700	704
	Kintetsu Group Holdings Co. Ltd.	37,000	700
	Seiko Epson Corp.	56,000	698
	Orix JREIT Inc.	1,002	688
	J Front Retailing Co. Ltd.	47,500	685
	Kyushu Railway Co.	26,300	677
	Keisei Electric Railway Co. Ltd.	83,300	676
	Nomura Real Estate Holdings Inc.	109,400	671
	Rohto Pharmaceutical Co. Ltd.	41,300	669
	Persol Holdings Co. Ltd.	372,100	669
	Dexerials Corp.	34,700	664
	Hoshizaki Corp.	19,500	658
	Marui Group Co. Ltd.	32,300	656
	Invincible Investment Corp.	1,526	653
	Nikon Corp.	56,300	652
	COMSYS Holdings Corp.	23,600	650
	Medipal Holdings Corp.	37,200	649
	Santen Pharmaceutical Co. Ltd.	63,200	647
	McDonald's Holdings Co. Japan Ltd.	15,700	640
	Shimamura Co. Ltd.	8,800	631
	EXEO Group Inc.	39,400	620
	Kuraray Co. Ltd.	62,800	618
	Tobu Railway Co. Ltd.	36,200	609
	Kobe Bussan Co. Ltd.	25,000	608
	Toyo Tire Corp.	21,900	603
	77 Bank Ltd.	13,000	602
	Lixil Corp.	48,700	577

		Shares	Market Value ($000)
	Japan Airlines Co. Ltd.	30,723	573
	Hamamatsu Photonics KK	55,800	567
	Hirose Electric Co. Ltd.	5,000	564
	Takashimaya Co. Ltd.	51,600	556
	Takasago Thermal Engineering Co. Ltd.	19,000	553
	ANA Holdings Inc.	29,241	552
	BIPROGY Inc.	14,300	552
	Hokuhoku Financial Group Inc.	19,400	552
	Oracle Corp. Japan	6,400	550
	Nisshin Seifun Group Inc.	45,800	549
	Taiheiyo Cement Corp.	22,500	546
*	Sumitomo Pharma Co. Ltd.	31,100	544
	Zenkoku Hosho Co. Ltd.	26,700	542
	Kewpie Corp.	19,200	541
	THK Co. Ltd.	21,100	541
	SUMCO Corp.	68,000	538
	Toyo Seikan Group Holdings Ltd.	22,400	534
	Taiyo Yuden Co. Ltd.	25,300	529
	ALSOK Co. Ltd.	66,900	524
	Yamazaki Baking Co. Ltd.	25,000	524
	Nippon Electric Glass Co. Ltd.	14,100	523
	Koito Manufacturing Co. Ltd.	35,900	522
	GMO Payment Gateway Inc.	8,100	521
	Keio Corp.	19,900	519
	GS Yuasa Corp.	19,400	517
	Advance Residence Investment Corp.	468	513
	Japan Hotel REIT Investment Corp.	929	513
	Alfresa Holdings Corp.	33,600	508
	Credit Saison Co. Ltd.	19,700	496
	Socionext Inc.	34,700	496
	Lion Corp.	46,500	493
	Hirogin Holdings Inc.	49,700	493
	Yamaha Corp.	71,100	492
	Kansai Paint Co. Ltd.	31,500	485
	NSK Ltd.	81,800	482
*,1	Metaplanet Inc.	186,300	480
	Rinnai Corp.	18,700	477
	Kamigumi Co. Ltd.	14,900	476
	ADEKA Corp.	19,900	472
	Nagase & Co. Ltd.	20,000	470
	Sumitomo Rubber Industries Ltd.	33,700	470
	NHK Spring Co. Ltd.	28,500	466
	Nifco Inc.	15,100	465
	Sugi Holdings Co. Ltd.	19,500	460
	Nichirei Corp.	36,800	459
	Maruwa Co. Ltd.	1,500	457
	Nitto Boseki Co. Ltd.	5,200	456
	Mitsubishi Logistics Corp.	60,600	455
	Daishi Hokuetsu Financial Group Inc.	43,800	455
	INFRONEER Holdings Inc.	35,408	455
	Sankyu Inc.	8,400	454
	Japan Prime Realty Investment Corp.	665	453
	Tokyo Seimitsu Co. Ltd.	6,800	453
	Alps Alpine Co. Ltd.	34,800	452
	Mitsubishi Materials Corp.	22,300	448
	Nabtesco Corp.	20,300	443
	Air Water Inc.	31,200	440
	DMG Mori Co. Ltd.	25,000	439
	Nikkon Holdings Co. Ltd.	18,500	438
	Nishi-Nippon Financial Holdings Inc.	23,000	437
	Iida Group Holdings Co. Ltd.	27,500	437
	Fujitec Co. Ltd.	12,000	437
	Kraftia Corp.	8,600	436
	Kyushu Financial Group Inc.	70,500	435
	Yamaguchi Financial Group Inc.	33,100	432
	Nankai Electric Railway Co. Ltd.	22,900	431
	Suzuken Co. Ltd.	11,000	428
	Hazama Ando Corp.	35,500	425
	Chugin Financial Group Inc.	28,400	425
	Taiyo Holdings Co. Ltd.	14,200	424

		Shares	Market Value ($000)
	JTEKT Corp.	38,700	421
	MIRAIT ONE Corp.	19,600	420
	Coca-Cola Bottlers Japan Holdings Inc.	22,600	418
	Konica Minolta Inc.	98,500	414
	Sekisui House REIT Inc.	811	413
	Kanematsu Corp.	18,600	411
	Citizen Watch Co. Ltd.	49,600	410
	Internet Initiative Japan Inc.	22,100	407
	Stanley Electric Co. Ltd.	20,700	405
	Kokuyo Co. Ltd.	67,700	404
	Keikyu Corp.	41,000	401
	Yamato Kogyo Co. Ltd.	6,000	401
	Mitsui Fudosan Logistics Park Inc.	514	397
	Nagoya Railroad Co. Ltd.	37,500	395
	Organo Corp.	4,600	394
	Industrial & Infrastructure Fund Investment Corp.	403	389
	DIC Corp.	15,500	385
	Kadokawa Corp.	18,044	383
	Nissui Corp.	47,600	377
	Activia Properties Inc.	411	377
	Dowa Holdings Co. Ltd.	9,600	374
	Ulvac Inc.	8,700	374
	Keihan Holdings Co. Ltd.	17,100	371
	Yamada Holdings Co. Ltd.	119,000	365
	Tokyo Century Corp.	28,700	363
	Macnica Holdings Inc.	24,400	363
	Anritsu Corp.	23,800	362
	Sundrug Co. Ltd.	12,900	358
	Mitsui-Soko Holdings Co. Ltd.	13,700	358
	Canon Marketing Japan Inc.	8,100	355
	Resorttrust Inc.	28,300	352
	Ezaki Glico Co. Ltd.	9,900	349
	Miura Co. Ltd.	17,800	349
	Japan Elevator Service Holdings Co. Ltd.	27,800	346
	Japan Airport Terminal Co. Ltd.	11,900	345
	North Pacific Bank Ltd.	65,000	344
	Daicel Corp.	40,600	342
	SWCC Corp.	5,000	342
*	Mercari Inc.	20,000	341
	UACJ Corp.	25,600	338
	Sumitomo Bakelite Co. Ltd.	10,300	336
	Goldwin Inc.	17,400	329
	Japan Logistics Fund Inc.	496	329
	Senko Group Holdings Co. Ltd.	26,300	328
	Hakuhodo DY Holdings Inc.	43,200	327
	LaSalle Logiport REIT	327	325
	Kobayashi Pharmaceutical Co. Ltd.	9,600	321
	Kaneka Corp.	11,400	321
	Kakaku.com Inc.	21,600	319
	Tokuyama Corp.	12,100	319
	Nippon Kayaku Co. Ltd.	29,400	309
	Nippon Shinyaku Co. Ltd.	13,300	309
	Teijin Ltd.	36,700	309
	SKY Perfect JSAT Holdings Inc.	24,900	309
	Nihon Kohden Corp.	30,200	307
	Shiga Bank Ltd.	7,000	305
	Mizuho Leasing Co. Ltd.	34,500	303
	Amano Corp.	11,100	299
	Tsumura & Co.	11,900	298
	NSD Co. Ltd.	12,800	297
	Zeon Corp.	25,800	295
	Rengo Co. Ltd.	41,200	295
	Seino Holdings Co. Ltd.	20,400	294
	Jeol Ltd.	9,500	294
	Casio Computer Co. Ltd.	35,400	293
	GMO internet group Inc.	11,400	293
	Morinaga Milk Industry Co. Ltd.	12,100	290
	AEON REIT Investment Corp.	333	290
	Sanki Engineering Co. Ltd.	8,100	289
	Hisamitsu Pharmaceutical Co. Inc.	10,500	288

		Shares	Market Value ($000)
	Daiwabo Holdings Co. Ltd.	14,700	286
	MEITEC Group Holdings Inc.	12,900	286
	Fuji Corp.	13,000	285
	Aozora Bank Ltd.	18,300	283
	Toho Holdings Co. Ltd.	9,400	283
*	Visional Inc.	4,200	282
	Koei Tecmo Holdings Co. Ltd.	20,580	281
	OBIC Business Consultants Co. Ltd.	5,000	280
	Mabuchi Motor Co. Ltd.	15,700	279
	Mitsubishi Motors Corp.	116,400	278
	Tomy Co. Ltd.	15,000	278
	Hanwa Co. Ltd.	6,200	276
	Denka Co. Ltd.	15,700	275
	Toagosei Co. Ltd.	26,200	274
	Max Co. Ltd.	6,200	272
	NOK Corp.	15,200	271
	ABC-Mart Inc.	15,500	269
	H.U. Group Holdings Inc.	11,500	269
	Park24 Co. Ltd.	22,700	269
	Kagome Co. Ltd.	15,400	269
	Takeuchi Manufacturing Co. Ltd.	5,900	269
	Suruga Bank Ltd.	25,000	269
	Wacoal Holdings Corp.	8,300	265
	Fuyo General Lease Co. Ltd.	9,900	265
	Nipro Corp.	27,400	264
	Nihon M&A Center Holdings Inc.	56,000	263
	Makino Milling Machine Co. Ltd.	3,700	262
	Inaba Denki Sangyo Co. Ltd.	16,200	260
	Toyoda Gosei Co. Ltd.	11,300	258
	Meidensha Corp.	6,900	257
	Nippon Television Holdings Inc.	10,000	256
	San-In Godo Bank Ltd.	27,500	256
	Hulic REIT Inc.	225	255
	Hyakugo Bank Ltd.	37,900	253
	Daiwa Securities Living Investments Corp.	347	253
	Ship Healthcare Holdings Inc.	15,100	251
	Tokyo Kiraboshi Financial Group Inc.	4,600	250
	Seiko Group Corp.	5,300	249
	Frontier Real Estate Investment Corp.	407	248
	Comforia Residential REIT Inc.	117	248
	Calbee Inc.	12,900	246
	K's Holdings Corp.	24,200	244
	Taikisha Ltd.	11,800	244
	Rakus Co. Ltd.	30,800	244
	Nojima Corp.	32,400	243
	Osaka Soda Co. Ltd.	17,200	243
	Furuno Electric Co. Ltd.	4,300	242
	ARE Holdings Inc.	12,600	242
	NTN Corp.	101,100	241
	Micronics Japan Co. Ltd.	5,700	241
	Daiwa Office Investment Corp.	98	239
	Mori Hills REIT Investment Corp.	249	239
	Rorze Corp.	17,700	239
	Dai-Dan Co. Ltd.	5,100	239
	Ferrotec Corp.	7,600	239
	Meiko Electronics Co. Ltd.	3,300	238
	Ushio Inc.	15,000	236
	Yonex Co. Ltd.	10,500	236
	Shibaura Mechatronics Corp.	2,100	236
	Sotetsu Holdings Inc.	13,200	235
	Pacific Industrial Co. Ltd.	11,500	235
	Keiyo Bank Ltd.	23,700	233
	SHO-BOND Holdings Co. Ltd.	7,200	233
*	Sharp Corp.	46,500	232
	Sawai Group Holdings Co. Ltd.	18,200	231
	Blue Zones Holdings Co. Ltd.	4,200	231
	House Foods Group Inc.	12,200	228
	Seven Bank Ltd.	122,900	228
	Pigeon Corp.	21,900	227
	Musashino Bank Ltd.	7,600	227

		Shares	Market Value ($000)
	Juroku Financial Group Inc.	5,700	227
	Nippon Shokubai Co. Ltd.	18,900	226
	PAL GROUP Holdings Co. Ltd.	16,200	226
	Lintec Corp.	8,500	225
	Kusuri no Aoki Holdings Co. Ltd.	9,000	225
	H2O Retailing Corp.	16,000	223
	DTS Corp.	28,700	223
	Senshu Ikeda Holdings Inc.	44,400	223
*	SHIFT Inc.	35,800	222
	Yoshinoya Holdings Co. Ltd.	10,900	221
	Japan Securities Finance Co. Ltd.	17,800	221
	Aichi Financial Group Inc.	7,363	219
	Anycolor Inc.	5,300	219
	Inabata & Co. Ltd.	9,200	218
	OKUMA Corp.	9,000	217
	Chugoku Marine Paints Ltd.	7,400	217
	Glory Ltd.	8,600	216
	Mori Trust REIT Inc.	422	216
	Kiyo Bank Ltd.	11,000	216
	Toridoll Holdings Corp.	7,500	216
	AEON Financial Service Co. Ltd.	21,400	215
	Sinfonia Technology Co. Ltd.	3,800	212
	Maruha Nichiro Corp.	8,700	212
	Round One Corp.	32,500	211
	Joyful Honda Co. Ltd.	15,200	211
*	Money Forward Inc.	7,900	211
	Kotobuki Spirits Co. Ltd.	17,700	209
	Dentsu Soken Inc.	4,100	207
	Daihen Corp.	3,700	207
	NTT UD REIT Investment Corp.	231	207
	Mitsubishi Estate Logistics REIT Investment Corp.	246	207
	Ain Holdings Inc.	4,600	206
	DeNA Co. Ltd.	13,300	206
	Takuma Co. Ltd.	12,800	205
	Harmonic Drive Systems Inc.	10,300	204
	TS Tech Co. Ltd.	17,700	204
	Bank of Nagoya Ltd.	7,200	202
	Acom Co. Ltd.	66,000	201
	Nanto Bank Ltd.	5,500	200
	Tsubakimoto Chain Co.	13,800	200
	Aica Kogyo Co. Ltd.	8,700	199
	Duskin Co. Ltd.	7,700	199
	Morinaga & Co. Ltd.	11,600	198
	TBS Holdings Inc.	5,300	198
	Ito En Ltd.	9,500	197
	Nisshinbo Holdings Inc.	24,300	197
	Nishi-Nippon Railroad Co. Ltd.	11,300	197
	OSG Corp.	13,400	197
	Toyota Boshoku Corp.	12,600	196
*	PeptiDream Inc.	17,200	196
	Toei Co. Ltd.	5,300	196
	Relo Group Inc.	17,800	195
	Kyoritsu Maintenance Co. Ltd.	10,700	195
	JVCKenwood Corp.	25,900	195
	Nishimatsu Construction Co. Ltd.	5,325	193
	Kose Corp.	5,800	192
	Japan Excellent Inc.	195	190
	Simplex Holdings Inc.	26,800	189
	Toa Corp.	10,000	188
	DCM Holdings Co. Ltd.	18,700	188
	Mizuno Corp.	9,600	187
	Sumitomo Warehouse Co. Ltd.	8,400	186
	Hyakujushi Bank Ltd.	4,600	183
	Yodoko Ltd.	21,500	182
	Seria Co. Ltd.	8,600	180
	Oki Electric Industry Co. Ltd.	14,500	180
	Bic Camera Inc.	17,500	179
	Workman Co. Ltd.	3,900	179
	Katitas Co. Ltd.	8,700	178
	Kissei Pharmaceutical Co. Ltd.	5,900	177

		Shares	Market Value ($000)
	Toho Bank Ltd.	54,300	177
	Pilot Corp.	5,600	176
	Kureha Corp.	6,900	176
	Ogaki Kyoritsu Bank Ltd.	6,500	176
	Sumitomo Densetsu Co. Ltd.	2,800	175
	Seiren Co. Ltd.	8,400	174
	Fuji Oil Co. Ltd.	7,500	173
	Nisshin Oillio Group Ltd.	5,100	173
	Nippon REIT Investment Corp.	263	172
	C Uyemura & Co. Ltd.	1,800	172
	Okasan Securities Group Inc.	37,000	171
	Sangetsu Corp.	8,500	171
	Nihon Parkerizing Co. Ltd.	18,700	170
	Fuji Media Holdings Inc.	7,500	169
	Nippon Soda Co. Ltd.	7,400	169
	Valor Holdings Co. Ltd.	8,200	169
	Justsystems Corp.	5,100	168
	Toei Animation Co. Ltd.	9,100	168
	Aiful Corp.	50,800	167
	JAFCO Group Co. Ltd.	10,800	167
	Matsui Securities Co. Ltd.	31,500	165
	Itoham Yonekyu Holdings Inc.	4,480	165
	KYB Corp.	5,700	165
	CKD Corp.	9,900	164
	Morita Holdings Corp.	9,700	164
	EDION Corp.	12,500	163
	Okamura Corp.	11,200	163
	Starts Corp. Inc.	5,200	163
	Awa Bank Ltd.	6,100	162
	Megmilk Snow Brand Co. Ltd.	8,200	161
	Daiseki Co. Ltd.	7,180	161
	Nippn Corp.	10,500	161
	Systena Corp.	47,600	160
	Towa Corp.	11,600	160
	Heiwa Real Estate REIT Inc.	159	160
	Gunze Ltd.	6,000	159
	Tokai Tokyo Financial Holdings Inc.	38,100	158
	Exedy Corp.	4,500	157
	Kaken Pharmaceutical Co. Ltd.	6,200	154
	PALTAC Corp.	5,100	154
	Fujimi Inc.	10,000	154
	Kaga Electronics Co. Ltd.	6,400	154
	TKC Corp.	5,800	154
	TOMONY Holdings Inc.	32,200	154
	CCI Group Inc.	34,000	153
	Tokai Rika Co. Ltd.	8,000	152
	Kanamoto Co. Ltd.	6,300	152
	Okinawa Financial Group Inc.	5,100	152
	Monex Group Inc.	31,900	151
*	Sansan Inc.	14,000	151
	Nakanishi Inc.	11,800	151
	As One Corp.	9,600	150
	Takasago International Corp.	15,000	150
	Raito Kogyo Co. Ltd.	6,900	149
	Musashi Seimitsu Industry Co. Ltd.	8,000	148
	Nippon Kanzai Holdings Co. Ltd.	8,200	147
	Tamron Co. Ltd.	21,600	145
	Daiei Kankyo Co. Ltd.	6,100	145
	Takara Standard Co. Ltd.	8,100	144
	Future Corp.	10,900	143
	Nippon Light Metal Holdings Co. Ltd.	9,090	143
	Tadano Ltd.	20,800	142
	Nextage Co. Ltd.	8,200	141
	Global One Real Estate Investment Corp.	155	141
	KOMEDA Holdings Co. Ltd.	7,200	140
	Hogy Medical Co. Ltd.	3,700	139
	Tsugami Corp.	7,700	139
	MIRARTH Real Estate Investment Corp.	229	139
	Financial Partners Group Co. Ltd.	9,700	138
	Izumi Co. Ltd.	7,200	137

		Shares	Market Value ($000)
	Mitsuboshi Belting Ltd.	5,400	136
	Chudenko Corp.	4,700	135
	Jaccs Co. Ltd.	5,000	134
[1]	Shochiku Co. Ltd.	1,600	134
	U-Next Holdings Co. Ltd.	10,000	134
	Tokyu Construction Co. Ltd.	16,300	133
	Riken Keiki Co. Ltd.	6,400	133
	VT Holdings Co. Ltd.	39,800	131
	Hosiden Corp.	7,800	131
	Okinawa Cellular Telephone Co.	7,300	131
	Fuji Seal International Inc.	6,400	130
	Ichigo Inc.	50,000	130
	Artience Co. Ltd.	5,900	130
	Japan Material Co. Ltd.	12,000	130
	Bunka Shutter Co. Ltd.	9,510	129
	Fuso Chemical Co. Ltd.	3,200	129
	Aichi Steel Corp.	6,800	128
	Prima Meat Packers Ltd.	7,600	128
	Sakata Seed Corp.	4,800	128
	Nippon Paper Industries Co. Ltd.	17,900	127
	Kurimoto Ltd.	11,000	127
	Leopalace21 Corp.	30,600	127
	JMDC Inc.	4,600	127
*	Hino Motors Ltd.	50,200	126
	Megachips Corp.	2,500	126
	Tocalo Co. Ltd.	8,900	126
	Yellow Hat Ltd.	11,800	126
	Sumitomo Osaka Cement Co. Ltd.	5,100	126
	Yamanashi Chuo Bank Ltd.	5,200	126
	FP Corp.	7,200	125
	Kasumigaseki Capital Co. Ltd.	2,400	125
	Kitz Corp.	11,400	124
	Yokogawa Bridge Holdings Corp.	6,500	124
	Daiichikosho Co. Ltd.	11,400	123
	Furukawa Co. Ltd.	4,700	123
	Heiwa Real Estate Co. Ltd.	8,400	123
	Heiwado Co. Ltd.	6,400	123
	Maxell Ltd.	8,600	123
	Yamazen Corp.	12,700	123
	Nichicon Corp.	11,600	122
	Pola Orbis Holdings Inc.	13,900	120
	Eizo Corp.	8,300	120
	Itoki Corp.	7,700	120
	GungHo Online Entertainment Inc.	7,500	119
	Noritake Co. Ltd.	3,400	119
	Toyo Construction Co. Ltd.	10,600	118
	Japan Aviation Electronics Industry Ltd.	7,400	117
	Nomura Co. Ltd.	15,100	117
	Noritsu Koki Co. Ltd.	10,200	117
	Sanyo Denki Co. Ltd.	4,500	117
	Aoyama Trading Co. Ltd.	7,500	116
	San-A Co. Ltd.	6,300	116
	Elecom Co. Ltd.	10,100	116
[1]	Hokuetsu Corp.	19,900	116
	Kurabo Industries Ltd.	2,400	116
	Sun Frontier Fudousan Co. Ltd.	7,400	116
	Wellneo Sugar Co. Ltd.	6,400	116
	FCC Co. Ltd.	5,200	115
	Sumitomo Riko Co. Ltd.	6,900	115
	San ju San Financial Group Inc.	4,400	115
	Chiba Kogyo Bank Ltd.	10,800	114
	Onward Holdings Co. Ltd.	25,700	114
	Mochida Pharmaceutical Co. Ltd.	5,100	114
	Fukuda Denshi Co. Ltd.	2,500	114
	Imperial Hotel Ltd.	15,600	114
	Belluna Co. Ltd.	17,600	113
	ZERIA Pharmaceutical Co. Ltd.	8,600	113
	Key Coffee Inc.	8,800	113
	Rigaku Holdings Corp.	18,400	113
	Fujita Kanko Inc.	1,500	112

		Shares	Market Value ($000)
	Maruzen Showa Unyu Co. Ltd.	2,400	112
	Mirai Corp.	347	112
	Totech Corp.	4,800	112
	Yamaichi Electronics Co. Ltd.	3,000	112
	Wacom Co. Ltd.	20,700	111
	Nittetsu Mining Co. Ltd.	9,500	111
	Trusco Nakayama Corp.	7,200	110
	Open Up Group Inc.	9,500	110
	Hankyu Hanshin REIT Inc.	99	110
	Ariake Japan Co. Ltd.	3,100	109
	Mani Inc.	11,600	109
	Mitsubishi Pencil Co. Ltd.	7,900	109
	Yurtec Corp.	6,200	109
	Bando Chemical Industries Ltd.	8,200	108
	Japan Wool Textile Co. Ltd.	9,300	108
	YAMABIKO Corp.	6,200	108
	MOS Food Services Inc.	4,000	107
	Uchida Yoko Co. Ltd.	1,500	106
	Sakata INX Corp.	7,000	105
	MCJ Co. Ltd.	10,600	105
	JBCC Holdings Inc.	10,400	105
	Happinet Corp.	2,500	104
	Kyosan Electric Manufacturing Co. Ltd.	29,300	104
	Mitsui High-Tec Inc.	20,500	104
	Totetsu Kogyo Co. Ltd.	3,600	104
	Asanuma Corp.	15,800	104
	Ryoyo Ryosan Holdings Inc.	5,424	104
	Japan Pulp & Paper Co. Ltd.	21,300	103
	Daio Paper Corp.	16,900	103
	Ai Holdings Corp.	5,800	103
	Nippon Seiki Co. Ltd.	7,600	102
	Menicon Co. Ltd.	10,500	102
	HI-LEX Corp.	5,200	102
	Sanyo Electric Railway Co. Ltd.	7,600	101
*	Sanken Electric Co. Ltd.	2,900	101
	Sinko Industries Ltd.	11,400	101
	Denyo Co. Ltd.	4,700	100
	Galilei Co. Ltd.	4,100	100
	SMS Co. Ltd.	11,200	99
	Bank of Iwate Ltd.	3,100	98
	Konoike Transport Co. Ltd.	4,800	98
	S&B Foods Inc.	4,300	98
	Belc Co. Ltd.	2,000	97
	Digital Garage Inc.	5,000	97
	Ishihara Sangyo Kaisha Ltd.	5,400	97
	SRA Holdings	2,900	97
	JCU Corp.	3,300	96
	Matsuya Co. Ltd.	7,400	95
	Nippon Densetsu Kogyo Co. Ltd.	4,600	95
	Yushin Co.	21,700	95
	ARCLANDS Corp.	7,700	94
	Tamura Corp.	24,100	94
	Shibaura Machine Co. Ltd.	3,400	94
	Token Corp.	1,000	94
	Argo Graphics Inc.	8,800	93
	Oita Bank Ltd.	2,500	93
	Tosei Corp.	8,800	93
	Topre Corp.	6,300	93
	Genky DrugStores Co. Ltd.	2,800	93
	DKS Co. Ltd.	1,900	93
	CRE Logistics REIT Inc.	88	93
	First Bank of Toyama Ltd.	8,500	93
	Mandom Corp.	5,700	92
	BML Inc.	3,700	91
	Life Corp.	5,600	91
	Tsurumi Manufacturing Co. Ltd.	6,200	91
	Alconix Corp.	6,000	91
	TechMatrix Corp.	6,500	91
	NPR-RIKEN Corp.	4,200	91
	Komeri Co. Ltd.	4,000	90

		Shares	Market Value ($000)
	Arata Corp.	4,500	90
	JINS Holdings Inc.	2,300	90
	Hibiya Engineering Ltd.	2,900	89
	Shikoku Kasei Holdings Corp.	4,900	89
	Yokorei Co. Ltd.	10,200	89
	Ichigo Office REIT Investment Corp.	140	89
	Zacros Corp.	11,600	88
	Nitto Kogyo Corp.	3,500	88
	Towa Pharmaceutical Co. Ltd.	4,200	88
	Tri Chemical Laboratories Inc.	4,900	88
	Toyobo Co. Ltd.	11,200	87
	Cybozu Inc.	4,100	87
	Fuji Kyuko Co. Ltd.	6,400	87
	Kameda Seika Co. Ltd.	3,300	87
	Showa Sangyo Co. Ltd.	4,381	87
	T Hasegawa Co. Ltd.	4,800	87
	Appier Group Inc.	12,700	87
	Autobacs Seven Co. Ltd.	8,300	86
	Aisan Industry Co. Ltd.	6,100	86
	Hamakyorex Co. Ltd.	7,900	86
	Nissan Shatai Co. Ltd.	12,600	86
[1]	Union Tool Co.	1,400	86
	Wakita & Co. Ltd.	7,000	86
	Yondenko Corp.	8,900	86
	and ST HD Co. Ltd.	4,500	85
	Funai Soken Holdings Inc.	5,600	85
	Kumiai Chemical Industry Co. Ltd.	19,000	85
	Koshidaka Holdings Co. Ltd.	10,800	85
	Japan Investment Adviser Co. Ltd.	5,900	85
	Axial Retailing Inc.	11,500	84
	Kyokuto Kaihatsu Kogyo Co. Ltd.	4,700	84
	Transcosmos Inc.	3,500	84
	Fujibo Holdings Inc.	1,700	83
	JSP Corp.	5,500	83
	Digital Arts Inc.	1,800	83
	Nippon Parking Development Co. Ltd.	45,500	83
	Optex Group Co. Ltd.	5,300	83
	Shibuya Corp.	3,800	83
	JAC Recruitment Co. Ltd.	11,700	83
	Softcreate Holdings Corp.	6,000	83
	Nohmi Bosai Ltd.	3,500	82
	Sekisui Jushi Corp.	5,900	82
	Tochigi Bank Ltd.	18,400	82
	World Co. Ltd.	4,200	82
	KH Neochem Co. Ltd.	5,200	82
	Asahi Kogyosha Co. Ltd.	4,000	82
	Ryobi Ltd.	4,600	81
	Infomart Corp.	35,200	81
	Daiichi Jitsugyo Co. Ltd.	4,200	80
	Kyokuyo Co. Ltd.	2,600	80
	Yondoshi Holdings Inc.	7,100	80
	Tsukishima Holdings Co. Ltd.	4,700	80
	Hosokawa Micron Corp.	2,200	79
	Toenec Corp.	6,200	79
	Create SD Holdings Co. Ltd.	3,700	79
	SOSiLA Logistics REIT Inc.	100	79
	Nishio Holdings Co. Ltd.	2,700	78
	Nichiha Corp.	4,000	78
	Ricoh Leasing Co. Ltd.	2,100	78
	Tekken Corp.	2,900	78
[1]	Sakura Internet Inc.	3,900	78
	Murakami Corp.	1,800	78
	Bank of the Ryukyus Ltd.	6,700	77
	IDOM Inc.	9,400	77
	Konishi Co. Ltd.	9,100	77
	Shikoku Bank Ltd.	7,200	77
	UT Group Co. Ltd.	4,300	77
	Cresco Ltd.	7,800	77
	Japan Lifeline Co. Ltd.	7,700	76
	Eiken Chemical Co. Ltd.	4,800	76

		Shares	Market Value ($000)
	Towa Bank Ltd.	11,700	76
	Yahagi Construction Co. Ltd.	5,100	76
	OSAKA Titanium Technologies Co. Ltd.	5,200	75
	Zuken Inc.	2,500	75
	Kohnan Shoji Co. Ltd.	2,900	74
	Kyorin Pharmaceutical Co. Ltd.	7,600	74
	Miyazaki Bank Ltd.	2,000	73
	Milbon Co. Ltd.	4,500	73
	Raksul Inc.	8,900	73
	Central Glass Co. Ltd.	3,300	72
	Krosaki Harima Corp.	2,700	72
	Matsuda Sangyo Co. Ltd.	2,300	72
	dip Corp.	5,200	72
	Toyo Corp.	6,600	72
	Doutor Nichires Holdings Co. Ltd.	4,400	72
	MEC Co. Ltd.	2,200	72
	Premium Group Co. Ltd.	6,100	72
	Ichibanya Co. Ltd.	11,700	71
	Toshiba TEC Corp.	3,900	71
	Anicom Holdings Inc.	12,500	71
	Osaka Organic Chemical Industry Ltd.	2,800	71
[1]	Ise Chemicals Corp.	300	71
	CMK Corp.	21,200	70
	Riso Kyoiku Group Corp.	53,200	70
	HIS Co. Ltd.	8,500	70
	Komori Corp.	6,900	70
	TRE Holdings Corp.	6,600	70
	CTI Engineering Co. Ltd.	3,600	70
	Asahi Diamond Industrial Co. Ltd.	13,000	69
	Seikagaku Corp.	15,500	69
	Tomoku Co. Ltd.	3,100	69
	Yuasa Trading Co. Ltd.	2,000	69
	Earth Corp.	2,100	69
	Enplas Corp.	1,100	68
	Japan Transcity Corp.	9,500	68
	Noevir Holdings Co. Ltd.	2,300	68
	Idec Corp.	3,900	67
	Okamoto Industries Inc.	1,900	67
	KAWADA TECHNOLOGIES Inc.	2,500	67
	Tosei REIT Investment Corp.	71	67
	Plus Alpha Consulting Co. Ltd.	4,400	67
	Hochiki Corp.	2,400	66
	Hokuto Corp.	4,900	66
	Marusan Securities Co. Ltd.	10,500	66
	Star Micronics Co. Ltd.	4,600	66
*,1	euglena Co. Ltd.	24,500	66
	METAWATER Co. Ltd.	3,100	66
	Fukui Bank Ltd.	4,200	65
	ES-Con Japan Ltd.	9,700	65
[1]	Ministop Co. Ltd.	4,800	65
	Oiles Corp.	4,600	65
	Teikoku Sen-I Co. Ltd.	2,800	65
	Starzen Co. Ltd.	8,100	65
	eGuarantee Inc.	5,700	65
	Strike Co. Ltd.	2,500	65
	Oriental Shiraishi Corp.	24,300	65
	Nagawa Co. Ltd.	1,600	65
	Ehime Bank Ltd.	7,600	64
	Okabe Co. Ltd.	10,700	64
	Press Kogyo Co. Ltd.	12,700	64
	ESPEC Corp.	3,000	64
	CAC Holdings Corp.	4,700	63
	Chuo Spring Co. Ltd.	2,600	63
	Shibusawa Logistics Corp.	8,300	63
	TSI Holdings Co. Ltd.	9,900	63
	WingArc1st Inc.	2,800	63
	TOA Road Corp.	6,000	63
	Santec Holdings Corp.	1,100	63
	Takamatsu Construction Group Co. Ltd.	2,300	62
	Shin-Etsu Polymer Co. Ltd.	5,000	62

		Shares	Market Value ($000)
	Zojirushi Corp.	5,800	62
	Hirata Corp.	4,200	62
	One REIT Inc.	105	62
	Mirarth Holdings Inc.	24,800	61
	JCR Pharmaceuticals Co. Ltd.	12,100	61
	Studio Alice Co. Ltd.	4,600	61
	Senshu Electric Co. Ltd.	2,000	61
*,1	Medley Inc.	3,900	61
	TV Asahi Holdings Corp.	2,800	60
	Aida Engineering Ltd.	8,000	60
	SBS Holdings Inc.	2,500	60
	Sintokogio Ltd.	8,900	60
	Topy Industries Ltd.	3,100	60
	Fuji Co. Ltd.	4,400	59
	Godo Steel Ltd.	2,400	59
	Nitta Corp.	2,200	59
	Riso Kagaku Corp.	7,400	59
	AZ-COM MARUWA Holdings Inc.	8,800	59
	Curves Holdings Co. Ltd.	11,900	59
	United Arrows Ltd.	3,900	58
	Canon Electronics Inc.	3,300	58
	Central Sports Co. Ltd.	3,700	58
	Mitsubishi Logisnext Co. Ltd.	5,900	58
	Toa Corp. (XTKS)	5,300	58
	Hoosiers Holdings Co. Ltd.	6,800	58
	Optorun Co. Ltd.	4,900	58
	SIGMAXYZ Holdings Inc.	11,100	58
	m-up Holdings Inc.	5,200	58
	Dai Nippon Toryo Co. Ltd.	6,500	57
	Weathernews Inc.	2,200	57
	Hioki EE Corp.	1,500	57
	Tokyo Electron Device Ltd.	2,800	57
	Nippon Ceramic Co. Ltd.	2,300	57
	Tachibana Eletech Co. Ltd.	3,000	57
	Nichireki Group Co. Ltd.	3,600	57
	Computer Engineering & Consulting Ltd.	3,900	56
	Prestige International Inc.	12,800	56
	Tanseisha Co. Ltd.	6,300	56
	TPR Co. Ltd.	6,800	56
[1]	Tama Home Co. Ltd.	2,400	56
	Furuya Metal Co. Ltd.	2,700	56
	Akita Bank Ltd.	2,200	55
	Kanaden Corp.	4,100	55
	Koa Corp.	6,400	55
	Nippon Sharyo Ltd.	2,400	55
	Restar Corp.	3,100	55
	Procrea Holdings Inc.	4,900	55
	Asahi Yukizai Corp.	1,800	54
	Siix Corp.	6,500	54
	Noritz Corp.	4,400	54
	Broadleaf Co. Ltd.	11,200	54
	Ki-Star Real Estate Co. Ltd.	1,400	54
	Gecoss Corp.	5,800	53
	Torishima Pump Manufacturing Co. Ltd.	4,300	53
	Vision Inc.	6,300	53
	Hokkan Holdings Ltd.	3,500	52
	Iriso Electronics Co. Ltd.	2,500	52
	Nippon Carbon Co. Ltd.	1,800	52
	Tokai Corp.	3,300	52
	Septeni Holdings Co. Ltd.	19,100	52
	A&D HOLON Holdings Co. Ltd.	4,500	52
	Seikitokyu Kogyo Co. Ltd.	5,000	52
	Daido Metal Co. Ltd.	8,000	51
	ASKUL Corp.	5,600	51
	Futaba Industrial Co. Ltd.	7,800	51
	Miroku Jyoho Service Co. Ltd.	4,200	51
	Okura Industrial Co. Ltd.	1,600	51
	Daikokutenbussan Co. Ltd.	1,300	51
	Sakai Moving Service Co. Ltd.	2,800	51
	Feed One Co. Ltd.	7,780	51

		Shares	Market Value ($000)
	I'll Inc.	3,300	51
[1]	Toyo Gosei Co. Ltd.	1,200	51
	Teikoku Electric Manufacturing Co. Ltd.	2,500	50
	Amuse Inc.	4,200	50
	Nissei ASB Machine Co. Ltd.	1,200	50
	Riken Technos Corp.	5,300	50
[1]	Shoei Foods Corp.	1,900	50
	Unipres Corp.	6,400	50
	Nihon Chouzai Co. Ltd.	2,000	50
	Aeon Hokkaido Corp.	8,600	50
	Ichiyoshi Securities Co. Ltd.	7,700	49
	Nihon Tokushu Toryo Co. Ltd.	3,400	49
	Sato Corp.	3,300	49
	FIDEA Holdings Co. Ltd.	4,400	49
	PHC Holdings Corp.	7,400	49
	AOKI Holdings Inc.	4,300	48
	Katakura Industries Co. Ltd.	2,400	48
	Nachi-Fujikoshi Corp.	1,900	48
	Nichiden Corp.	2,900	48
	Sanyo Chemical Industries Ltd.	1,600	48
	Pack Corp.	5,700	48
	TOC Co. Ltd.	8,200	48
	Yokowo Co. Ltd.	3,500	48
	Qol Holdings Co. Ltd.	3,200	48
	Pasona Group Inc.	3,900	48
[1]	Change Holdings Inc.	6,700	48
	Shofu Inc.	4,000	48
	Orient Corp.	7,100	47
	FULLCAST Holdings Co. Ltd.	4,300	47
	Kanagawa Chuo Kotsu Co. Ltd.	2,000	47
	Kanto Denka Kogyo Co. Ltd.	7,100	47
	Nagaileben Co. Ltd.	4,000	47
	Yamagata Bank Ltd.	3,900	47
	Mie Kotsu Group Holdings Inc.	13,600	47
	Vital KSK Holdings Inc.	5,600	47
	RS Technologies Co. Ltd.	2,000	47
	Bell System24 Holdings Inc.	5,300	47
	Insource Co. Ltd.	8,600	47
	Goldcrest Co. Ltd.	2,100	46
	Cleanup Corp.	8,600	46
	Anest Iwata Corp.	4,600	46
	G-Tekt Corp.	3,700	46
*	Nippon Sheet Glass Co. Ltd.	14,000	46
	Chofu Seisakusho Co. Ltd.	3,500	45
	Halows Co. Ltd.	1,500	45
	Riken Vitamin Co. Ltd.	2,400	45
	Sodick Co. Ltd.	7,200	45
	Mitsubishi Research Institute Inc.	1,400	45
*	RENOVA Inc.	8,900	45
	JDC Corp.	12,600	45
	Ebase Co. Ltd.	15,800	45
[1]	KeePer Technical Laboratory Co. Ltd.	2,000	45
	Arakawa Chemical Industries Ltd.	6,100	44
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	1,700	44
	Fujiya Co. Ltd.	2,600	44
	Onoken Co. Ltd.	4,900	44
[1]	Osaka Steel Co. Ltd.	2,400	44
	ST Corp.	4,300	44
	Tachi-S Co. Ltd.	3,400	44
	Fixstars Corp.	4,200	44
	Altech Corp.	2,500	44
	Miyaji Engineering Group Inc.	3,400	44
	Aiphone Co. Ltd.	2,300	43
	Fujicco Co. Ltd.	4,200	43
	Kyodo Printing Co. Ltd.	4,500	43
	Nippon Signal Co. Ltd.	5,300	43
	Toho Titanium Co. Ltd.	5,300	43
	Warabeya Nichiyo Holdings Co. Ltd.	2,000	43
	Takara Bio Inc.	7,600	42
	J Trust Co. Ltd.	15,000	42

		Shares	Market Value ($000)
	Chubu Shiryo Co. Ltd.	3,600	42
	Cosel Co. Ltd.	5,600	42
	Joshin Denki Co. Ltd.	2,400	42
	Nissha Co. Ltd.	5,500	42
	Shinnihon Corp.	3,300	42
	Daikyonishikawa Corp.	8,600	42
	Mirai Industry Co. Ltd.	1,900	42
	TDC Soft Inc.	4,800	42
	Daiho Corp.	8,300	41
	Daiwa Industries Ltd.	4,000	41
	Gakken Holdings Co. Ltd.	5,600	41
	Kyoei Steel Ltd.	2,700	41
	Tokushu Tokai Paper Co. Ltd.	4,200	41
	Roland Corp.	1,800	41
	Chori Co. Ltd.	1,500	40
	GLOBERIDE Inc.	2,800	40
	JP-Holdings Inc.	9,400	40
	Retail Partners Co. Ltd.	4,700	40
	Mitsui DM Sugar Co. Ltd.	1,900	40
	Sakai Chemical Industry Co. Ltd.	2,000	40
	KPP Group Holdings Co. Ltd.	8,300	40
[1]	Kosaido Holdings Co. Ltd.	13,400	40
	Pronexus Inc.	5,100	39
	DyDo Group Holdings Inc.	2,400	39
	Intage Holdings Inc.	3,500	39
	J-Oil Mills Inc.	3,000	39
	Pacific Metals Co. Ltd.	2,400	39
	Shin Nippon Biomedical Laboratories Ltd.	3,300	39
	Shima Seiki Manufacturing Ltd.	6,100	39
	Shimojima Co. Ltd.	4,600	39
	Artnature Inc.	7,300	39
	EM Systems Co. Ltd.	7,300	39
	Arisawa Manufacturing Co. Ltd.	3,600	39
	Corona Corp. Class A	6,200	38
	Geo Holdings Corp.	3,500	38
	en Inc.	3,900	38
	Nippon Denko Co. Ltd.	17,700	38
	Nippon Thompson Co. Ltd.	8,000	38
	Rock Field Co. Ltd.	4,100	38
	Oisix ra daichi Inc.	3,900	38
	ASKA Pharmaceutical Holdings Co. Ltd.	2,900	38
	GMO Financial Holdings Inc.	6,400	38
	Tohokushinsha Film Corp.	9,100	38
	Avex Inc.	4,800	37
	Chiyoda Integre Co. Ltd.	1,800	37
	Cawachi Ltd.	1,900	37
	Mitsuba Corp.	6,100	37
	Sumida Corp.	4,800	37
	Takaoka Toko Co. Ltd.	1,600	37
	Base Co. Ltd.	1,700	37
*	Net Protections Holdings Inc.	9,600	37
	Avant Group Corp.	3,200	37
	Chubu Steel Plate Co. Ltd.	2,700	37
	Airman Corp.	3,000	37
	Software Service Inc.	400	37
	Fukuda Corp.	700	36
	Ines Corp.	3,200	36
	Piolax Inc.	3,300	36
*	KNT-CT Holdings Co. Ltd.	3,600	36
	Yamashin-Filter Corp.	8,800	36
	Nippon Fine Chemical Co. Ltd.	2,000	36
	MARUKA FURUSATO Corp.	2,500	36
	JSB Co. Ltd.	1,500	36
	Tokyo Individualized Educational Institute Inc.	12,190	35
	Hakuto Co. Ltd.	1,400	35
	WATAMI Co. Ltd.	5,700	35
[1]	M&A Research Institute Holdings Inc.	4,500	35
	Daiki Aluminium Industry Co. Ltd.	4,800	34
	Health Care & Medical Investment Corp.	45	34
	Shinwa Co. Ltd.	1,600	33

		Shares	Market Value ($000)
	Fudo Tetra Corp.	2,000	33
	Koatsu Gas Kogyo Co. Ltd.	4,900	33
	Nichiban Co. Ltd.	2,600	33
	Nippon Beet Sugar Manufacturing Co. Ltd.	1,400	33
	Digital Holdings Inc.	2,400	33
	St. Marc Holdings Co. Ltd.	1,900	33
	Vector Inc.	4,500	33
	Nippon Rietec Co. Ltd.	2,400	33
	West Holdings Corp.	3,400	33
	Kojima Co. Ltd.	4,200	32
*	Nippon Chemi-Con Corp.	3,400	32
	Zenrin Co. Ltd.	4,800	32
*,1	Remixpoint Inc.	17,900	32
	Istyle Inc.	10,800	32
	eRex Co. Ltd.	7,500	32
	Shinagawa Refra Co. Ltd.	2,500	32
	LIFULL Co. Ltd.	28,900	31
	Sankyo Tateyama Inc.	8,000	31
	Nittoku Co. Ltd.	2,100	31
	LITALICO Inc.	3,800	31
	V Technology Co. Ltd.	1,600	30
	Nihon Nohyaku Co. Ltd.	5,200	30
	Komatsu Matere Co. Ltd.	5,600	30
	Daito Pharmaceutical Co. Ltd.	3,540	30
	Solasto Corp.	8,200	30
	ZIGExN Co. Ltd.	9,400	30
	Sparx Group Co. Ltd.	3,100	30
	Giken Ltd.	2,400	29
	Ryoden Corp.	1,400	29
	Tv Tokyo Holdings Corp.	900	29
	Aizawa Securities Group Co. Ltd.	3,400	29
	Futaba Corp.	7,000	28
	France Bed Holdings Co. Ltd.	3,200	28
[1]	Inui Global Logistics Co. Ltd.	3,000	28
	Sumitomo Seika Chemicals Co. Ltd.	800	27
	COLOPL Inc.	9,500	27
	Obara Group Inc.	1,000	26
	Fukui Computer Holdings Inc.	1,300	26
	Ichikoh Industries Ltd.	8,300	26
	Rheon Automatic Machinery Co. Ltd.	2,700	26
	NEC Capital Solutions Ltd.	1,000	26
	Midac Holdings Co. Ltd.	2,200	26
[1]	FP Partner Inc.	1,800	26
	Iwaki Co. Ltd.	1,600	26
*	Aeon Fantasy Co. Ltd.	1,300	25
	Kenko Mayonnaise Co. Ltd.	2,000	25
	Link & Motivation Inc.	7,600	25
	GREE Holdings Inc.	9,300	25
	giftee Inc.	3,300	25
	Yukiguni Factory Co. Ltd.	3,700	25
[1]	Nafco Co. Ltd.	2,000	25
	Iseki & Co. Ltd.	1,900	24
	Shinko Shoji Co. Ltd.	3,600	24
	Taki Chemical Co. Ltd.	1,000	24
	Akatsuki Inc.	1,400	24
	YAKUODO Holdings Co. Ltd.	1,700	24
	Aichi Corp.	2,700	23
	Advan Group Co. Ltd.	4,100	23
	Fuji Pharma Co. Ltd.	1,900	22
	Hodogaya Chemical Co. Ltd.	1,800	22
	Xebio Holdings Co. Ltd.	3,200	22
	Yorozu Corp.	3,600	22
	Elan Corp.	4,800	22
	Nisso Holdings Co. Ltd.	5,000	22
	Neturen Co. Ltd.	2,700	21
	Shindengen Electric Manufacturing Co. Ltd.	1,000	21
	Central Security Patrols Co. Ltd.	1,100	20
	Chiyoda Co. Ltd.	3,000	20
	MTI Ltd.	4,000	20
	Tayca Corp.	2,500	20

		Shares	Market Value ($000)
[1]	Kitanotatsujin Corp.	22,900	20
	Moriroku Co. Ltd.	1,300	20
*,1	Sourcenext Corp.	17,100	19
	Airport Facilities Co. Ltd.	2,700	18
	Sanoh Industrial Co. Ltd.	3,300	18
	Maxvalu Tokai Co. Ltd.	800	18
	Pharma Foods International Co. Ltd.	3,600	18
	Oro Co. Ltd.	1,400	18
	Amvis Holdings Inc.	6,100	18
	Kintetsu Department Store Co. Ltd.	1,400	17
	Maezawa Kyuso Industries Co. Ltd.	1,700	17
	Asahi Co. Ltd.	2,000	17
	G-7 Holdings Inc.	1,900	17
	Shinsho Corp.	1,000	16
	Okuwa Co. Ltd.	2,700	15
	S-Pool Inc.	8,300	15
*	Furukawa Battery Co. Ltd.	1,700	15
*,1	TerraSky Co. Ltd.	1,100	15
	Carta Holdings Inc.	1,100	15
[1]	Tess Holdings Co. Ltd.	6,600	15
	Honeys Holdings Co. Ltd.	1,400	14
	Sanshin Electronics Co. Ltd.	700	14
	Media Do Co. Ltd.	1,200	14
	Alpha Systems Inc.	500	13
	Nihon Trim Co. Ltd.	400	13
	Nitto Kohki Co. Ltd.	1,300	13
	Tsutsumi Jewelry Co. Ltd.	800	13
[1]	YA-MAN Ltd.	2,600	13
	Nakayama Steel Works Ltd.	3,100	12
*,1	Japan Display Inc.	92,600	12
	GMO GlobalSign Holdings KK	800	12
	Marvelous Inc.	3,000	11
	World Holdings Co. Ltd.	600	10
	Ohara Inc.	1,400	10
*	Demae-Can Co. Ltd.	10,400	10
	Alpen Co. Ltd.	600	9
	Atrae Inc.	2,100	9
*,1	Miyakoshi Holdings Inc.	1,300	8
[1]	Airtrip Corp.	1,400	7
			867,959
Kuwait (0.3%)
	Kuwait Finance House KSCP	2,330,624	6,045
	National Bank of Kuwait SAKP	1,552,523	5,079
	Boubyan Bank KSCP	319,087	735
	Mobile Telecommunications Co. KSCP	412,542	699
	Gulf Bank KSCP	413,825	480
	Mabanee Co. KPSC	127,205	446
*	Warba Bank KSCP	430,084	408
	National Industries Group Holding SAK	412,064	385
	Al Ahli Bank of Kuwait KSCP	309,452	286
	Boursa Kuwait Securities Co. KPSC	18,430	234
	Kuwait International Bank KSCP	205,889	177
	Kuwait Telecommunications Co.	76,998	161
	Commercial Real Estate Co. KSC	242,151	159
	Humansoft Holding Co. KSC	19,392	156
	Gulf Cables & Electrical Industries Group Co. KSCP	19,802	135
	Burgan Bank SAK	182,777	134
	Salhia Real Estate Co. KSCP	73,749	99
*	Kuwait Projects Co. Holding KSCP	321,154	92
	Jazeera Airways Co. KSCP	15,409	87
*	National Real Estate Co. KPSC	227,560	57
			16,054
Malaysia (0.5%)
	Malayan Banking Bhd.	1,423,400	3,415
	CIMB Group Holdings Bhd.	1,577,400	2,923
	Public Bank Bhd.	2,757,700	2,904
	Gamuda Bhd.	968,000	1,254
	IHH Healthcare Bhd.	597,000	1,194
	Press Metal Aluminium Holdings Bhd.	663,500	1,078

		Shares	Market Value ($000)
	SD Guthrie Bhd.	679,900	858
	AMMB Holdings Bhd.	542,900	782
	RHB Bank Bhd.	398,700	671
	Sunway Bhd.	472,400	624
	Hong Leong Bank Bhd.	121,000	619
	Celcomdigi Bhd.	721,600	573
	Axiata Group Bhd.	934,300	546
	Maxis Bhd.	545,300	527
	IOI Corp. Bhd.	506,300	489
	Kuala Lumpur Kepong Bhd.	96,100	470
	TIME dotCom Bhd.	335,100	426
	Telekom Malaysia Bhd.	229,982	413
	Petronas Chemicals Group Bhd.	519,600	378
	Sime Darby Bhd.	752,000	355
	KPJ Healthcare Bhd.	535,300	336
	United Plantations Bhd.	45,750	313
	PPB Group Bhd.	113,200	302
	Inari Amertron Bhd.	559,000	297
	Nestle Malaysia Bhd.	11,400	295
	QL Resources Bhd.	271,550	266
	Westports Holdings Bhd.	203,800	265
[3]	MR DIY Group M Bhd.	641,100	234
	Bursa Malaysia Bhd.	115,600	231
	Fraser & Neave Holdings Bhd.	26,900	225
	Sime Darby Property Bhd.	615,000	207
	Alliance Bank Malaysia Bhd.	181,952	203
	Zetrix Ai Bhd.	963,300	193
	IOI Properties Group Bhd.	270,400	170
	Hong Leong Financial Group Bhd.	36,400	154
	Malaysian Pacific Industries Bhd.	16,700	129
	Top Glove Corp. Bhd.	888,400	128
	ViTrox Corp. Bhd.	121,600	123
	Sunway Construction Group Bhd.	75,700	108
	Eco World Development Group Bhd.	181,800	97
	Scientex Bhd.	115,900	97
	SP Setia Bhd. Group	472,600	93
	MBSB Bhd.	530,800	91
*	Pentamaster Corp. Bhd.	95,750	88
	Bank Islam Malaysia Bhd.	149,300	83
*	Tanco Holdings Bhd.	281,200	77
*	UWC Bhd.	82,200	71
*	Greatech Technology Bhd.	183,900	71
	Mah Sing Group Bhd.	277,400	69
	Kossan Rubber Industries Bhd.	253,500	67
	Hartalega Holdings Bhd.	273,300	66
	Mega First Corp. Bhd.	79,000	64
	VS Industry Bhd.	544,118	59
	CTOS Digital Bhd.	292,000	58
	Syarikat Takaful Malaysia Keluarga Bhd.	67,800	55
	Cahya Mata Sarawak Bhd.	134,400	46
	Padini Holdings Bhd.	101,200	44
	Malaysian Resources Corp. Bhd.	438,200	43
	Nationgate Holdings Bhd.	169,200	42
*	WCT Holdings Bhd.	235,000	36
	UEM Sunrise Bhd.	235,100	34
*	Supermax Corp. Bhd.	306,240	27
	Bermaz Auto Bhd.	186,400	26
	D&O Green Technologies Bhd.	129,900	25
			26,207
Mexico (0.7%)
	Grupo Financiero Banorte SAB de CV	552,100	5,314
	America Movil SAB de CV Class B	2,989,641	3,445
	Wal-Mart de Mexico SAB de CV	970,200	3,250
	Fomento Economico Mexicano SAB de CV	332,223	3,187
	Cemex SAB de CV	2,910,000	3,137
	Grupo Aeroportuario del Pacifico SAB de CV Class B	79,835	1,908
	Arca Continental SAB de CV	168,900	1,689
*	Industrias Penoles SAB de CV	36,630	1,566
	Grupo Aeroportuario del Sureste SAB de CV Class B	30,575	925

		Shares	Market Value ($000)
	Prologis Property Mexico SA de CV	207,217	887
	Coca-Cola Femsa SAB de CV	100,320	878
	Grupo Financiero Inbursa SAB de CV	342,400	818
	Fibra Uno Administracion SA de CV	540,000	793
	Grupo Bimbo SAB de CV Class A	227,934	722
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	52,553	705
	Kimberly-Clark de Mexico SAB de CV Class A	290,700	596
	Gruma SAB de CV Class B	30,930	539
	Corp. Inmobiliaria Vesta SAB de CV	150,100	468
	Gentera SAB de CV	193,800	459
	Promotora y Operadora de Infraestructura SAB de CV	33,105	452
	Megacable Holdings SAB de CV	149,400	420
	Grupo Comercial Chedraui SA de CV	56,800	413
[3]	Banco del Bajio SA	142,300	372
	Fibra MTY SAPI de CV	463,700	365
	Qualitas Controladora SAB de CV	35,800	356
	Regional SAB de CV	46,900	352
[3]	FIBRA Macquarie Mexico	169,416	294
	Concentradora Fibra Danhos SA de CV	173,000	277
	Alsea SAB de CV	92,300	252
	Bolsa Mexicana de Valores SAB de CV	113,200	228
	Grupo Televisa SAB	408,900	222
	El Puerto de Liverpool SAB de CV	33,400	185
	Orbia Advance Corp. SAB de CV	172,000	160
	Genomma Lab Internacional SAB de CV Class B	141,500	142
	La Comer SAB de CV	54,563	122
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	164,600	120
*	Controladora Alpek SAB de CV	735,800	113
	Operadora De Sites Mexicanos SAB de CV	130,900	108
*,3	Nemak SAB de CV	492,300	104
*,3	Grupo Traxion SAB de CV Class A	72,300	56
	Grupo Rotoplas SAB de CV	43,341	31
*	Alpek SAB de CV Class A	56,000	28
			36,458
Netherlands (3.3%)
	ASML Holding NV	75,386	79,732
	Prosus NV	244,876	15,438
	ING Groep NV	568,847	14,750
*,3	Adyen NV	5,074	7,930
	Koninklijke Ahold Delhaize NV	173,741	7,193
	ASM International NV	8,936	4,943
	Wolters Kluwer NV	44,383	4,707
	Universal Music Group NV	179,700	4,618
	Koninklijke Philips NV	148,619	4,193
	NN Group NV	49,061	3,560
	Koninklijke KPN NV	727,601	3,334
[3]	ABN AMRO Bank NV	97,847	3,315
	DSM-Firmenich AG	34,974	2,877
[3]	Euronext NV	17,486	2,680
	Akzo Nobel NV	32,480	2,111
	BE Semiconductor Industries NV	13,673	2,071
	ASR Nederland NV	30,051	2,029
	Aegon Ltd.	250,280	2,024
	EXOR NV	18,054	1,521
	JDE Peet's NV	29,023	1,066
	IMCD NV	11,294	1,014
	Randstad NV	20,710	806
[3]	CVC Capital Partners plc	39,607	654
	Allfunds Group plc	69,472	650
[3]	Signify NV	23,884	566
*	InPost SA	47,024	552
[3]	CTP NV	23,717	505
	Van Lanschot Kempen NV	5,896	356
*,3	Basic-Fit NV	9,870	325
	Koninklijke Heijmans NV	4,576	320
	TKH Group NV	6,871	306
	APERAM SA	7,573	292
	Eurocommercial Properties NV	9,016	278
*	Galapagos NV	8,742	274

		Shares	Market Value ($000)
	Corbion NV	10,785	241
*	Havas NV	11,182	189
*	Flow Traders Ltd.	5,853	162
	Wereldhave NV	5,911	137
	OCI NV	18,971	75
*	TomTom NV	11,498	71
	NSI NV	2,763	65
	PostNL NV	52,070	61
[1]	Brunel International NV	5,447	51
			178,042
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	111,155	2,382
	Auckland International Airport Ltd.	322,755	1,482
	Infratil Ltd.	176,697	1,184
	Meridian Energy Ltd.	242,923	785
	a2 Milk Co. Ltd.	106,340	668
	Mainfreight Ltd.	15,023	580
	EBOS Group Ltd.	35,200	576
	Mercury NZ Ltd.	124,891	456
	Spark New Zealand Ltd.	350,160	454
	Chorus Ltd.	84,269	445
*	Fletcher Building Ltd.	186,734	359
	Summerset Group Holdings Ltd.	40,037	289
*	Ryman Healthcare Ltd.	156,946	263
	Freightways Group Ltd.	28,780	230
	a2 Milk Co. Ltd. (XNZE)	34,200	216
	Precinct Properties Group	227,791	160
	Kiwi Property Group Ltd.	249,780	154
*	Gentrack Group Ltd.	22,389	141
	Vector Ltd.	37,626	103
	Air New Zealand Ltd.	236,505	81
	Argosy Property Ltd.	111,338	81
	Stride Property Group	99,558	81
	Scales Corp. Ltd.	20,003	70
	SKY Network Television Ltd.	23,513	47
			11,287
Norway (0.4%)
	DNB Bank ASA	156,063	4,173
	Mowi ASA	83,622	1,899
	Norsk Hydro ASA	247,366	1,773
	Telenor ASA	118,551	1,713
	Orkla ASA	129,144	1,382
	Storebrand ASA	79,126	1,231
	Yara International ASA	31,059	1,134
	Gjensidige Forsikring ASA	34,837	974
	Salmar ASA	13,815	808
	Vend Marketplaces ASA Class B	27,962	777
	SpareBank 1 Sor-Norge ASA	39,956	707
	Protector Forsikring ASA	11,362	541
	TOMRA Systems ASA	43,292	537
	SpareBank 1 SMN	25,393	481
	Sparebanken Norge	26,880	477
*	Nordic Semiconductor ASA	33,342	443
	Bakkafrost P/F	9,348	429
	Borregaard ASA	17,001	319
	Aker ASA Class A	3,942	307
	Veidekke ASA	17,092	286
[3]	Europris ASA	28,058	252
*,3	Scatec ASA	23,726	234
	Leroy Seafood Group ASA	47,795	222
*,3	AutoStore Holdings Ltd.	192,729	211
	Atea ASA	13,802	203
	Wallenius Wilhelmsen ASA	22,409	202
*	Cadeler A/S	38,339	168
	Hoegh Autoliners ASA	18,758	166
[3]	Elkem ASA	49,626	135
	MPC Container Ships ASA	66,447	118
	Austevoll Seafood ASA	13,362	117
[3]	Entra ASA	8,825	98

		Shares	Market Value ($000)
	Bonheur ASA	3,332	74
*,1	NEL ASA	299,634	71
*	Grieg Seafood ASA	7,960	57
			22,719
Philippines (0.2%)
	International Container Terminal Services Inc.	206,500	1,912
	BDO Unibank Inc.	436,156	975
	SM Prime Holdings Inc.	1,954,500	767
	Bank of the Philippine Islands	354,123	703
	Ayala Land Inc.	1,285,700	447
	PLDT Inc.	19,445	429
	Metropolitan Bank & Trust Co.	326,057	367
	Jollibee Foods Corp.	80,870	261
	JG Summit Holdings Inc.	571,700	213
	GT Capital Holdings Inc.	18,960	187
	Puregold Price Club Inc.	226,500	162
	Universal Robina Corp.	149,130	160
	Century Pacific Food Inc.	217,600	150
	AREIT Inc.	203,900	147
	Globe Telecom Inc.	5,295	145
	Manila Water Co. Inc.	212,400	139
	Converge Information & Communications Technology Solutions Inc.	469,500	125
	RL Commercial REIT Inc.	919,000	121
	Security Bank Corp.	88,909	105
	Robinsons Land Corp.	383,600	104
[3]	Monde Nissin Corp.	830,300	87
*	Cebu Air Inc.	81,400	43
	Megaworld Corp.	1,206,000	42
	Wilcon Depot Inc.	252,300	30
	D&L Industries Inc.	353,700	22
			7,843
Poland (0.4%)
	Powszechna Kasa Oszczednosci Bank Polski SA	164,413	3,486
	Powszechny Zaklad Ubezpieczen SA	108,279	1,867
	Bank Polska Kasa Opieki SA	33,592	1,843
*,3	Allegro.eu SA	139,752	1,228
	LPP SA	247	1,151
*,3	Dino Polska SA	93,801	1,049
	Santander Bank Polska SA	7,380	1,042
	CD Projekt SA	13,843	973
*	mBank SA	2,645	741
	Asseco Poland SA	13,392	714
*	Zabka Group SA	99,986	638
*	Benefit Systems SA	536	521
*	Bank Millennium SA	120,241	514
	Grupa Kety SA	1,797	474
	Alior Bank SA	16,312	462
	KRUK SA	3,241	423
	Budimex SA	2,347	402
*,1	CCC SA	10,176	377
	Orange Polska SA	113,605	300
[3]	XTB SA	14,296	277
[3]	Pepco Group NV	28,066	206
	Bank Handlowy w Warszawie SA	5,458	155
*	Cyfrowy Polsat SA	27,583	86
	Warsaw Stock Exchange	4,565	80
*	Grupa Azoty SA	8,722	45
			19,054
Portugal (0.1%)
	Banco Comercial Portugues SA	1,752,406	1,671
	Jeronimo Martins SGPS SA	53,349	1,266
	EDP Renovaveis SA	58,983	786
	Sonae SGPS SA	160,212	276
	NOS SGPS SA	39,153	168
[1]	Navigator Co. SA	36,092	127
	CTT-Correios de Portugal SA	15,477	127
[1]	Altri SGPS SA	8,211	43
			4,464

		Shares	Market Value ($000)
Qatar (0.2%)
	Qatar National Bank QPSC	831,427	4,133
	Qatar Islamic Bank QPSC	344,897	2,203
	Industries Qatar QSC	395,631	1,321
	Commercial Bank PSQC	625,226	692
	Al Rayan Bank	1,129,458	677
	Ooredoo QPSC	168,756	591
	Doha Bank QPSC	556,480	410
	Mesaieed Petrochemical Holding Co.	1,077,342	347
	Barwa Real Estate Co.	454,386	320
	Vodafone Qatar PQSC	369,439	245
	Qatar Aluminum Manufacturing Co.	456,881	192
	Al Meera Consumer Goods Co. QSC	20,566	82
			11,213
Romania (0.0%)
	Banca Transilvania SA	178,545	1,195
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	15,160	423
	Societatea Energetica Electrica SA	28,620	156
*	MED Life SA	53,645	108
	One United Properties SA	8,891	55
*	Teraplast SA	288,500	28
	TTS Transport Trade Services SA	19,649	25
			1,990
Russia (0.0%)
*,2	Sberbank of Russia PJSC	1,437,070	—
*,2	VTB Bank PJSC GDR	17,656	—
*,2	Polyus PJSC	35,250	—
*,2	VTB Bank PJSC	102,284	—
*,2	Sistema AFK PAO	466,300	—
*,2	Credit Bank of Moscow PJSC	1,108,700	—
			—
Saudi Arabia (0.8%)
	Al Rajhi Bank	373,221	9,546
	Saudi National Bank	554,628	5,459
*	Saudi Arabian Mining Co.	259,813	4,226
	Saudi Telecom Co.	358,932	4,085
	Riyad Bank	276,007	1,899
	Saudi Awwal Bank	187,067	1,528
	Alinma Bank	227,813	1,471
	SABIC Agri-Nutrients Co.	44,343	1,379
	Dr Sulaiman Al Habib Medical Services Group Co.	19,074	1,230
	Etihad Etisalat Co.	70,599	1,184
	Almarai Co. JSC	91,313	1,088
	Banque Saudi Fransi	227,333	997
	Arab National Bank	165,709	980
	Elm Co.	4,540	928
	Co. for Cooperative Insurance	13,794	443
	Riyadh Cables Group Co.	13,219	432
	Saudi Tadawul Group Holding Co.	9,276	416
*	Dar Al Arkan Real Estate Development Co.	95,278	398
*	Bank Al-Jazira	124,902	385
	Jarir Marketing Co.	104,846	355
	Arabian Internet & Communications Services Co.	5,521	331
	Electrical Industries Co.	103,250	316
	Saudia Dairy & Foodstuff Co.	4,430	283
	Sahara International Petrochemical Co.	62,837	282
	Mobile Telecommunications Co. Saudi Arabia	79,713	228
*	Rasan Information Technology Co.	7,396	225
[3]	Arabian Centres Co.	40,314	214
*	Al Rajhi Co. for Co-operative Insurance	8,693	201
*	Advanced Petrochemical Co.	22,586	191
*	Savola Group	26,031	179
*	Saudi Kayan Petrochemical Co.	128,526	178
	Al Masane Al Kobra Mining Co.	8,069	171
	Abdullah Al Othaim Markets Co.	93,220	169
	National Co. for Learning & Education	4,291	168
	Catrion Catering Holding Co.	7,034	156
*	National Industrialization Co.	56,806	151

		Shares	Market Value ($000)
	Leejam Sports Co. JSC	4,639	141
	Al Moammar Information Systems Co.	3,313	141
	Saudi Chemical Co. Holding	72,258	136
	Arriyadh Development Co.	18,933	133
	Retal Urban Development Co. Class A	40,714	128
*	Perfect Presentation For Commercial Services Co.	52,018	124
	United International Transportation Co.	6,867	121
*	Arabian Contracting Services Co.	3,655	115
*	Saudi Reinsurance Co.	14,486	114
	Yanbu Cement Co.	25,245	103
	Qassim Cement Co.	8,826	99
*	Jahez International Co.	20,105	87
*	Bawan Co.	5,791	77
	BinDawood Holding Co.	56,335	75
	Al-Dawaa Medical Services Co.	4,938	75
	Etihad GO Telecom Co.	3,021	73
	Saudi Ceramic Co.	9,291	71
*	Advanced Building Industries Co.	5,863	53
*	Middle East Paper Co.	7,987	51
	Eastern Province Cement Co.	7,888	49
	City Cement Co.	13,514	46
	Almunajem Foods Co.	3,144	45
			43,929
Singapore (1.0%)
	DBS Group Holdings Ltd.	385,750	16,158
	Oversea-Chinese Banking Corp. Ltd.	613,600	8,766
	United Overseas Bank Ltd.	233,600	6,132
	Singapore Telecommunications Ltd.	1,370,700	5,015
	Keppel Ltd.	276,700	2,188
	Singapore Exchange Ltd.	156,100	2,035
	CapitaLand Integrated Commercial Trust	1,092,637	1,985
	CapitaLand Ascendas REIT	738,000	1,603
	Singapore Airlines Ltd.	258,200	1,294
	CapitaLand Investment Ltd.	450,000	922
	Wilmar International Ltd.	327,487	820
	Keppel DC REIT	384,764	687
	Mapletree Logistics Trust	671,900	685
	Venture Corp. Ltd.	57,500	664
	Mapletree Industrial Trust	391,500	623
	UOL Group Ltd.	91,000	592
	ComfortDelGro Corp. Ltd.	441,600	491
	SATS Ltd.	182,393	479
	City Developments Ltd.	81,700	456
	Mapletree Pan Asia Commercial Trust	390,600	441
	Frasers Centrepoint Trust	244,758	431
	NetLink NBN Trust	532,800	397
	Frasers Logistics & Commercial Trust	491,389	372
	CapitaLand Ascott Trust	445,300	325
	Sheng Siong Group Ltd.	132,500	278
	ESR-REIT	123,148	263
*	Yangzijiang Maritime Development Pte. Ltd.	408,700	214
	iFAST Corp. Ltd.	30,200	206
	Hutchison Port Holdings Trust	841,100	177
	SIA Engineering Co. Ltd.	55,100	152
	Lendlease Global Commercial REIT	310,632	149
	CapitaLand China Trust	215,000	131
	First Resources Ltd.	81,700	131
	UMS Integration Ltd.	122,100	131
	Raffles Medical Group Ltd.	165,100	126
	Olam Group Ltd.	158,200	116
	Singapore Post Ltd.	299,900	95
	StarHub Ltd.	106,900	94
*	AEM Holdings Ltd.	65,363	85
	CDL Hospitality Trusts	130,600	84
[1]	Riverstone Holdings Ltd.	109,300	70
	Bumitama Agri Ltd.	36,400	42
*	Manulife US REIT	327,594	25
*	COSCO SHIPPING International Singapore Co. Ltd.	240,700	22

		Shares	Market Value ($000)
	Nanofilm Technologies International Ltd.	42,800	22
			56,174
South Africa (1.3%)
	Naspers Ltd.	152,279	9,527
	Gold Fields Ltd.	171,042	7,232
	Anglogold Ashanti plc (XJSE)	80,793	6,889
	FirstRand Ltd.	1,021,927	4,877
	Standard Bank Group Ltd.	249,896	3,863
	Capitec Bank Holdings Ltd.	16,031	3,636
	Valterra Platinum Ltd.	50,491	3,506
	Impala Platinum Holdings Ltd.	170,851	2,150
	Absa Group Ltd.	147,428	1,796
	Sanlam Ltd.	310,989	1,669
	Bid Corp. Ltd.	64,904	1,552
	Shoprite Holdings Ltd.	90,455	1,451
	Discovery Ltd.	103,517	1,331
	Nedbank Group Ltd.	86,149	1,290
	Anglogold Ashanti plc	14,945	1,280
	Northam Platinum Holdings Ltd.	69,385	1,238
[3]	Pepkor Holdings Ltd.	701,321	1,074
	Remgro Ltd.	96,808	984
	NEPI Rockcastle NV	114,318	979
	Clicks Group Ltd.	45,219	920
	Old Mutual Ltd.	930,687	758
	Vodacom Group Ltd.	89,814	704
	Tiger Brands Ltd.	33,038	694
	Mr. Price Group Ltd.	54,277	667
	OUTsurance Group Ltd.	156,115	662
	Growthpoint Properties Ltd.	591,924	606
	Woolworths Holdings Ltd.	177,850	588
	Momentum Group Ltd.	233,045	494
	Redefine Properties Ltd.	1,198,195	410
	Aspen Pharmacare Holdings Ltd.	71,194	395
	AVI Ltd.	63,376	384
	Vukile Property Fund Ltd.	259,184	370
	Foschini Group Ltd.	63,921	313
	Investec Ltd.	42,266	303
	Fortress Real Estate Investments Ltd. Class B	201,027	303
[3]	Dis-Chem Pharmacies Ltd.	142,089	288
	DRDGOLD Ltd.	76,786	228
	Netcare Ltd.	248,803	223
	Resilient REIT Ltd.	49,164	222
	Hyprop Investments Ltd.	64,840	215
	Truworths International Ltd.	64,966	211
	Motus Holdings Ltd.	28,987	193
	Kumba Iron Ore Ltd.	9,733	190
	Santam Ltd.	6,952	170
*	Pick n Pay Stores Ltd.	103,584	159
	DataTec Ltd.	32,728	155
	Life Healthcare Group Holdings Ltd.	245,329	155
	Coronation Fund Managers Ltd.	54,769	154
	Telkom SA SOC Ltd.	50,809	148
	Sappi Ltd.	104,390	137
	We Buy Cars Holdings Ltd.	48,597	135
	Equites Property Fund Ltd.	120,835	130
*	MAS plc	86,051	119
	Attacq Ltd.	122,045	116
	Omnia Holdings Ltd.	25,166	113
	JSE Ltd.	13,022	101
	Burstone Group Ltd.	165,486	93
	Ninety One Ltd.	34,143	93
	Astral Foods Ltd.	4,747	70
	Wilson Bayly Holmes-Ovcon Ltd.	7,964	70
*	KAP Ltd.	432,805	43
*,2	MultiChoice Group	4,345	32
			68,858
South Korea (3.9%)
	Samsung Electronics Co. Ltd.	899,151	61,756
	SK hynix Inc.	103,875	37,626

		Shares	Market Value ($000)
	KB Financial Group Inc.	68,407	5,835
	NAVER Corp.	28,903	4,813
	Hyundai Motor Co.	24,922	4,439
	Shinhan Financial Group Co. Ltd.	78,651	4,204
	Celltrion Inc.	27,995	3,543
*	SK Square Co. Ltd.	16,964	3,464
	Hana Financial Group Inc.	51,471	3,275
*	Alteogen Inc.	7,429	2,701
*,3	Samsung Biologics Co. Ltd.	2,232	2,447
	Samsung SDI Co. Ltd.	11,441	2,338
	Woori Financial Group Inc.	129,016	2,337
	Kakao Corp.	58,024	2,324
	Hyundai Mobis Co. Ltd.	11,018	2,323
	LG Chem Ltd.	8,602	2,192
*,1	LG Energy Solution Ltd.	7,824	2,177
	Samsung Fire & Marine Insurance Co. Ltd.	5,727	1,879
	Samsung Electro-Mechanics Co. Ltd.	10,422	1,787
	Samsung Life Insurance Co. Ltd.	14,819	1,545
	LG Electronics Inc.	18,751	1,094
[1]	Ecopro Co. Ltd.	18,664	1,076
	Meritz Financial Group Inc.	14,140	1,047
	IsuPetasys Co. Ltd.	10,354	1,019
*	ABLBio Inc.	7,568	973
*,1	Peptron Inc.	4,095	950
*,1	Ecopro BM Co. Ltd.	9,004	921
*	Krafton Inc.	5,156	906
	LS Electric Co. Ltd.	2,843	892
*,1	POSCO Future M Co. Ltd.	6,187	871
	LG Corp.	15,981	859
	Yuhan Corp.	10,206	850
	Samsung SDS Co. Ltd.	7,314	840
	Korea Investment Holdings Co. Ltd.	7,617	833
	HYBE Co. Ltd.	4,076	833
[1]	APR Corp.	4,622	804
	Korea Zinc Co. Ltd.	865	793
	Hyundai Glovis Co. Ltd.	6,939	777
	Samyang Foods Co. Ltd.	754	742
*,1	HLB Inc.	21,988	703
	DB Insurance Co. Ltd.	8,167	694
	Industrial Bank of Korea	46,410	650
	Samsung Securities Co. Ltd.	12,067	648
*,1	LigaChem Biosciences Inc.	4,617	609
	Coway Co. Ltd.	10,028	588
	Mirae Asset Securities Co. Ltd.	38,810	578
	Hankook Tire & Technology Co. Ltd.	12,667	530
[1]	KakaoBank Corp.	35,698	527
	BNK Financial Group Inc.	49,200	505
	JB Financial Group Co. Ltd.	30,528	502
*	LG Display Co. Ltd.	58,010	497
*	SK Biopharmaceuticals Co. Ltd.	5,044	481
*,1	L&F Co. Ltd.	5,118	438
	KIWOOM Securities Co. Ltd.	2,331	434
*,1	Rainbow Robotics	1,437	427
	LG Uplus Corp.	40,869	419
	LEENO Industrial Inc.	8,824	411
	Amorepacific Corp.	4,779	405
[1]	LG H&H Co. Ltd.	2,137	403
	LG Innotek Co. Ltd.	2,492	403
[1]	Hanwha Solutions Corp.	20,123	384
	Sam Chun Dang Pharm Co. Ltd.	2,589	383
	PharmaResearch Co. Ltd.	1,156	370
	NH Investment & Securities Co. Ltd.	25,187	355
*	Samsung Episholdings Co. Ltd.	1,199	350
	Hanmi Pharm Co. Ltd.	1,116	347
	NCSoft Corp.	2,319	332
	Doosan Bobcat Inc.	8,686	327
[1]	Hanjin Kal Corp.	4,515	316
	Cheil Worldwide Inc.	20,034	309
	Hyundai Steel Co.	14,908	307
*	Voronoi Inc.	1,851	298

		Shares	Market Value ($000)
	iM Financial Group Co. Ltd.	29,440	287
	CJ Corp.	2,371	284
	Orion Corp.	3,921	282
*	Hanwha Engine	9,673	278
	Eo Technics Co. Ltd.	1,452	255
	Hansol Chemical Co. Ltd.	1,548	252
*,1	SKC Co. Ltd.	3,294	250
*	Oscotec Inc.	5,866	248
	DB HiTek Co. Ltd.	5,497	238
	WONIK IPS Co. Ltd.	5,572	234
	Sanil Electric Co. Ltd.	2,351	231
	JYP Entertainment Corp.	4,948	230
	Youngone Corp.	3,757	224
	Hyundai Elevator Co. Ltd.	3,707	219
*	Hyundai Marine & Fire Insurance Co. Ltd.	10,212	209
*	HD-Hyundai Marine Engine	3,958	209
	CJ CheilJedang Corp.	1,444	206
	E-MART Inc.	3,832	204
[1]	Douzone Bizon Co. Ltd.	3,188	203
*,1	Mezzion Pharma Co. Ltd.	3,807	202
	KCC Corp.	706	201
	Misto Holdings Corp.	6,880	200
	Daeduck Electronics Co. Ltd.	5,916	199
	Korean Reinsurance Co.	24,793	195
*,1	Ecopro Materials Co. Ltd.	4,901	194
*	Kakaopay Corp.	5,498	187
	HL Mando Co. Ltd.	5,846	186
*	Hanall Biopharma Co. Ltd.	5,710	182
[1]	TechWing Inc.	5,619	181
	ST Pharm Co. Ltd.	2,257	180
*,1	Doosan Robotics Inc.	3,402	180
*	Doosan Fuel Cell Co. Ltd.	8,204	178
*,1	Hotel Shilla Co. Ltd.	5,618	174
*	Silicon2 Co. Ltd.	5,529	171
*	Lotte Energy Materials Corp.	6,377	170
*	SK Bioscience Co. Ltd.	4,565	170
	S-1 Corp.	3,302	169
	Samsung Card Co. Ltd.	4,478	167
	TKG Huchems Co. Ltd.	13,016	165
[3]	Netmarble Corp.	4,571	165
[1]	Cosmax Inc.	1,460	165
	NongShim Co. Ltd.	539	164
	Caregen Co. Ltd.	2,724	162
[1]	Posco DX Co. Ltd.	9,321	161
	Hyundai Autoever Corp.	1,174	161
	Otoki Corp.	605	160
	KCC Glass Corp.	8,359	156
[1]	HPSP Co. Ltd.	7,570	156
	Koh Young Technology Inc.	9,606	155
	Innocean Worldwide Inc.	12,483	154
*	Hugel Inc.	981	153
*	Celltrion Pharm Inc.	3,608	152
*,1	Enchem Co. Ltd.	2,927	152
	Shinsegae Inc.	1,015	150
*,1	Lunit Inc.	5,514	150
	Hyundai Department Store Co. Ltd.	2,381	148
[1]	Classys Inc.	3,628	145
	SM Entertainment Co. Ltd.	1,954	144
	Eugene Technology Co. Ltd.	2,626	144
	Samyang Corp.	4,030	143
	ISC Co. Ltd.	1,843	141
*,1	Naturecell Co. Ltd.	9,246	140
	Dongjin Semichem Co. Ltd.	5,536	137
[1]	Hana Micron Inc.	7,818	137
*	Pearl Abyss Corp.	5,519	136
*,1	CosmoAM&T Co. Ltd.	3,917	133
	Park Systems Corp.	822	133
	F&F Co. Ltd.	2,603	129
*	ISU Specialty Chemical	3,622	129
	Yuanta Securities Korea Co. Ltd.	50,368	128

		Shares	Market Value ($000)
[1]	SIMMTECH Co. Ltd.	3,410	127
	Soulbrain Co. Ltd.	702	126
	Mcnex Co. Ltd.	6,583	122
	LOTTE Fine Chemical Co. Ltd.	3,874	121
	Hansol Paper Co. Ltd.	20,968	120
	CS Wind Corp.	4,255	120
	Kolmar Korea Co. Ltd.	2,601	118
[1]	Shinsung Delta Tech Co. Ltd.	3,142	118
*	GI Innovation Inc.	9,214	118
[1]	HD Hyundai Construction Equipment Co. Ltd.	1,829	117
	ESR Kendall Square REIT Co. Ltd.	38,996	117
	SK REITs Co. Ltd.	32,647	117
	Youngone Holdings Co. Ltd.	1,026	116
*,1	GemVax & Kael Co. Ltd.	5,082	114
*	Hanwha Life Insurance Co. Ltd.	52,513	108
*,1	Fadu Inc.	5,707	108
[1]	Pharmicell Co. Ltd.	9,124	107
[1]	L&C Bio Co. Ltd.	2,708	107
	Daou Technology Inc.	4,330	106
	Partron Co. Ltd.	22,498	106
	People & Technology Inc.	3,713	104
*	Kumho Tire Co. Inc.	25,496	102
	Daewoong Pharmaceutical Co. Ltd.	843	101
	iMarketKorea Inc.	18,762	101
*	Chabiotech Co. Ltd.	10,353	98
	Pan Ocean Co. Ltd.	37,850	97
[1]	Daishin Securities Co. Ltd.	5,185	96
	HK inno N Corp.	2,707	96
[1]	Jusung Engineering Co. Ltd.	5,089	95
	Seegene Inc.	5,352	94
*,1	SFA Semicon Co. Ltd.	32,556	93
	S&S Tech Corp.	2,737	92
	Lotte Shopping Co. Ltd.	1,863	91
	YG Entertainment Inc.	2,051	91
[1]	Daejoo Electronic Materials Co. Ltd.	1,806	91
*,3	SK IE Technology Co. Ltd.	4,680	91
	Dongsuh Cos. Inc.	4,807	90
	Chong Kun Dang Pharmaceutical Corp.	1,505	90
	LX Holdings Corp.	15,973	87
*	Seojin System Co. Ltd.	5,086	85
	Green Cross Corp.	903	83
	Amorepacific Holdings Corp.	4,161	81
	Tokai Carbon Korea Co. Ltd.	823	81
*	Shin Poong Pharmaceutical Co. Ltd.	8,136	81
	SK Chemicals Co. Ltd.	1,623	79
*	CJ ENM Co. Ltd.	1,775	77
	Kolon Industries Inc.	2,780	77
*	Kakao Games Corp.	7,250	77
*	SOLUM Co. Ltd.	6,700	77
	SL Corp.	2,706	76
	Medytox Inc.	884	75
	DoubleUGames Co. Ltd.	2,068	74
[1]	NICE Information Service Co. Ltd.	6,261	73
	LX Semicon Co. Ltd.	2,067	73
*	Seoul Semiconductor Co. Ltd.	17,178	72
*	Duk San Neolux Co. Ltd.	2,518	72
	Hankook & Co. Co. Ltd.	3,492	71
*,1	Hanon Systems	27,629	71
[1]	Hana Tour Service Inc.	2,152	69
	Hyosung TNC Corp.	458	69
	PSK Inc.	3,354	68
	Dongwon Industries Co. Ltd.	2,151	67
	NEXTIN Inc.	1,496	67
*	Hanwha Investment & Securities Co. Ltd.	19,767	66
[1]	TES Co. Ltd.	2,380	64
*,1	Cosmochemical Co. Ltd.	5,429	63
	SOOP Co. Ltd.	1,312	62
[1]	Doosan Tesna Inc.	2,032	62
*	Foosung Co. Ltd.	10,740	61
*	Wemade Co. Ltd.	3,407	61

		Shares	Market Value ($000)
	HS Hyosung Advanced Materials Corp.	453	61
	Hyundai Green Food	5,779	61
	RFHIC Corp.	3,212	60
*	SHIFT UP Corp.	2,285	60
	HDC Holdings Co. Ltd.	4,934	59
	Advanced Nano Products Co. Ltd.	1,580	59
	HAESUNG DS Co. Ltd.	1,752	59
*	Ananti Inc.	10,967	58
	NHN Corp.	2,569	58
	Daesang Corp.	3,998	57
*	Cafe24 Corp.	2,357	56
	Lake Materials Co. Ltd.	6,170	56
	Seobu T&D	7,287	55
*	Synopex Inc.	13,119	55
*	Studio Dragon Corp.	2,001	54
*,1	VT Co. Ltd.	3,884	54
	Korea Petrochemical Ind Co. Ltd.	552	53
	Ecopro HN Co. Ltd.	3,013	51
	DongKook Pharmaceutical Co. Ltd.	3,882	50
	ENF Technology Co. Ltd.	1,626	50
*,1	Creative & Innovative System	10,517	50
	SD Biosensor Inc.	7,679	50
	Daewoong Co. Ltd.	3,023	49
	Hancom Inc.	2,992	49
*,1	Hyundai Bioscience Co. Ltd.	14,330	49
*,1	HLB Life Science Co. Ltd.	17,868	48
	Solid Inc.	9,403	48
	Binggrae Co. Ltd.	947	47
	Korea Electric Terminal Co. Ltd.	1,115	47
	Harim Holdings Co. Ltd.	8,158	47
*	Il Dong Pharmaceutical Co. Ltd.	2,373	47
	Sebang Global Battery Co. Ltd.	1,015	46
	DL Holdings Co. Ltd.	1,720	46
*,1	Binex Co. Ltd.	4,638	46
*	CJ CGV Co. Ltd.	11,775	46
	InBody Co. Ltd.	2,135	45
	Ahnlab Inc.	1,106	45
	Innox Advanced Materials Co. Ltd.	2,734	45
[1]	Cheryong Electric Co. Ltd.	1,881	45
	Green Cross Holdings Corp.	4,002	44
*	Eubiologics Co. Ltd.	5,035	44
	Young Poong Corp.	910	43
	BH Co. Ltd.	3,513	43
	Hanil Cement Co. Ltd.	3,553	43
*,1	Danal Co. Ltd.	9,030	43
*	GS P&L Co. Ltd.	1,365	43
	Orion Holdings Corp.	3,054	42
	SK Securities Co. Ltd.	91,530	41
	i-SENS Inc.	3,403	41
[1]	Intellian Technologies Inc.	1,443	41
	Youlchon Chemical Co. Ltd.	1,971	40
	Hyundai GF Holdings	7,406	40
	SK Networks Co. Ltd.	12,913	40
*	BNC Korea Co. Ltd.	10,353	40
*	Asiana Airlines Inc.	6,963	39
	Dong-A ST Co. Ltd.	1,055	39
*	Shinsung E&G Co. Ltd.	35,225	39
	Lotte Rental Co. Ltd.	1,780	39
	KH Vatec Co. Ltd.	4,675	37
*	Hanwha General Insurance Co. Ltd.	10,383	37
	Huons Global Co. Ltd.	996	37
	Humedix Co. Ltd.	1,194	37
	NHN KCP Corp.	3,346	37
*,1	LS Materials Ltd.	4,617	37
	JW Pharmaceutical Corp.	2,012	36
	Dong-A Socio Holdings Co. Ltd.	460	36
*	Hanssem Co. Ltd.	1,158	36
	NICE Holdings Co. Ltd.	3,866	36
	KC Tech Co. Ltd.	1,333	36
[1]	Dentium Co. Ltd.	1,010	36

		Shares	Market Value ($000)
	Advanced Process Systems Corp.	2,691	36
	Webzen Inc.	3,628	35
	DI Dong Il Corp.	2,576	35
	Samwha Capacitor Co. Ltd.	1,578	34
*,1	Daea TI Co. Ltd.	12,052	34
	MegaStudyEdu Co. Ltd.	1,133	34
*,1	Nexon Games Co. Ltd.	3,789	34
	Solus Advanced Materials Co. Ltd.	5,686	33
	OCI Co. Ltd.	809	33
[1]	Posco M-Tech Co. Ltd.	3,139	33
*	Neowiz	1,855	32
*	Tongyang Life Insurance Co. Ltd.	6,926	32
	HL Holdings Corp.	1,004	32
*	Sungeel Hitech Co. Ltd.	1,120	32
	Sungwoo Hitech Co. Ltd.	6,733	31
	Hanjin Logistics Corp.	2,330	31
*	Bioneer Corp.	3,245	31
[1]	TCC Steel	2,666	30
*	Samyang Biopharmaceuticals Corp.	666	30
*	Komipharm International Co. Ltd.	6,788	29
*	CMG Pharmaceutical Co. Ltd.	20,621	28
	Eugene Investment & Securities Co. Ltd.	11,914	28
	LF Corp.	2,298	28
	Com2uSCorp	1,316	28
*,1	HLB Therapeutics Co. Ltd.	12,818	28
*	UniTest Inc.	2,757	28
	Dongkuk Steel Mill Co. Ltd.	4,869	28
	Bukwang Pharmaceutical Co. Ltd.	9,336	26
	KISWIRE Ltd.	2,100	26
	Samyang Holdings Corp.	627	26
	Taekwang Industrial Co. Ltd.	48	26
	Kwang Dong Pharmaceutical Co. Ltd.	6,101	25
	Unid Co. Ltd.	564	25
	Vieworks Co. Ltd.	1,793	24
	PI Advanced Materials Co. Ltd.	2,086	24
	Lotte Wellfood Co. Ltd.	296	24
	Myoung Shin Industrial Co. Ltd.	4,181	24
*,1	Joongang Advanced Materials Co. Ltd.	12,006	24
	Boryung	3,724	23
	IS Dongseo Co. Ltd.	1,835	22
	Soulbrain Holdings Co. Ltd.	794	22
*	Genexine Inc.	6,305	22
	HS Industries Co. Ltd.	8,010	21
	Huons Co. Ltd.	1,104	21
*	Chunbo Co. Ltd.	542	21
*	Vaxcell-Bio Therapeutics Co. Ltd.	2,998	21
	Namyang Dairy Products Co. Ltd.	563	20
	GOLFZON Co. Ltd.	496	20
	INTOPS Co. Ltd.	1,889	19
	Nexen Tire Corp.	3,733	19
*	Amicogen Inc.	9,708	19
*	GC Cell Corp.	1,068	19
*	Humasis Co. Ltd.	21,564	18
*,2	Kum Yang Co. Ltd.	2,705	18
	Hyundai Home Shopping Network Corp.	457	17
	Zinus Inc.	2,107	17
*	W-Scope Chungju Plant Co. Ltd.	3,442	17
*	DIO Corp.	1,349	16
	Modetour Network Inc.	2,244	16
	Hansae Co. Ltd.	1,819	16
*	GeneOne Life Science Inc.	10,592	16
*	Jeju Air Co. Ltd.	4,408	16
*	Yungjin Pharmaceutical Co. Ltd.	10,899	15
	LX Hausys Ltd.	610	13
*,2	NKMax Co. Ltd.	2,034	13
	Korea United Pharm Inc.	915	12
	Songwon Industrial Co. Ltd.	1,680	10
[2]	Ilyang Pharmaceutical Co. Ltd.	837	7
*,2	Hyosung Chemical Corp.	217	6

		Shares	Market Value ($000)
	Handsome Co. Ltd.	290	3
			209,038
Spain (2.0%)
	Banco Santander SA	2,840,737	30,472
	Banco Bilbao Vizcaya Argentaria SA	1,086,128	23,475
	Industria de Diseno Textil SA	212,276	11,910
	CaixaBank SA	688,955	7,693
	Amadeus IT Group SA	83,761	6,164
[3]	Aena SME SA	133,641	3,640
	Banco de Sabadell SA	996,845	3,624
	Telefonica SA	776,935	3,369
[3]	Cellnex Telecom SA	108,065	3,246
	Bankinter SA	118,950	1,875
	Redeia Corp. SA	77,950	1,392
	Merlin Properties Socimi SA	72,771	1,075
	Acciona SA	4,711	947
	Mapfre SA	171,913	796
[3]	Unicaja Banco SA	221,057	649
	Acerinox SA	43,910	621
	Fluidra SA	21,031	584
	Viscofan SA	8,117	505
	Puig Brands SA Class B	28,753	488
	Sacyr SA	101,430	453
	Vidrala SA	4,226	411
	Colonial SFL Socimi SA	65,585	402
	CIE Automotive SA	10,250	353
*	Solaria Energia y Medio Ambiente SA	13,810	267
	Laboratorios Farmaceuticos Rovi SA	3,652	252
	Construcciones y Auxiliar de Ferrocarriles SA	3,643	230
	Almirall SA	14,521	213
[3]	Neinor Homes SA	9,993	213
	Elecnor SA	5,969	205
	Pharma Mar SA	2,171	190
	Corp. ACCIONA Energias Renovables SA	7,695	189
	Ebro Foods SA	8,349	176
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	120,320	159
	Melia Hotels International SA	17,498	148
*	Grenergy Renovables SA	1,651	131
	Atresmedia Corp. de Medios de Comunicacion SA	20,070	126
[3]	Gestamp Automocion SA	24,018	83
	Prosegur Cia de Seguridad SA	20,178	67
*	Distribuidora Internacional de Alimentacion SA	1,697	60
[3]	Global Dominion Access SA	13,399	51
[3]	Prosegur Cash SA	59,861	46
			106,950
Sweden (2.5%)
	Investor AB Class B	325,543	11,085
	Volvo AB Class B	298,650	8,958
	Atlas Copco AB Class A	495,638	8,423
	Assa Abloy AB Class B	185,817	7,067
	Sandvik AB	197,985	5,987
	Skandinaviska Enskilda Banken AB Class A	279,632	5,565
	Telefonaktiebolaget LM Ericsson Class B	525,736	5,073
	Swedbank AB Class A	153,664	4,890
	Atlas Copco AB Class B	275,305	4,214
	EQT AB	109,751	3,802
	Svenska Handelsbanken AB Class A	271,383	3,769
	Investor AB Class A	102,432	3,468
	Epiroc AB Class A	145,642	3,128
	Essity AB Class B	111,727	3,093
*	Boliden AB	53,410	2,563
	Industrivarden AB Class A	47,164	1,981
	Telia Co. AB	435,989	1,752
	SKF AB Class B	65,734	1,724
	H & M Hennes & Mauritz AB Class B	93,429	1,698
	Tele2 AB Class B	106,461	1,696
	Trelleborg AB Class B	39,707	1,669
	Skanska AB Class B	63,928	1,642
	AddTech AB Class B	43,438	1,495

		Shares	Market Value ($000)
	Svenska Cellulosa AB SCA Class B	114,426	1,488
*	Swedish Orphan Biovitrum AB	38,853	1,397
	Securitas AB Class B	90,100	1,375
	Beijer Ref AB Class B	82,202	1,310
	Nordnet AB publ	38,780	1,114
	Volvo AB Class A	36,909	1,110
	Nibe Industrier AB Class B	279,627	1,035
	Avanza Bank Holding AB	26,092	1,028
	AAK AB	35,813	1,009
*	Fastighets AB Balder Class B	133,667	961
	Getinge AB Class B	41,968	957
	SSAB AB Class B	133,442	937
	Sagax AB Class B	43,818	937
	Lagercrantz Group AB Class B	38,016	872
	Epiroc AB Class B	44,787	863
	Castellum AB	70,250	797
	Sectra AB Class B	25,590	783
	Mycronic AB	29,488	682
	L E Lundbergforetagen AB Class B	12,273	653
	Holmen AB Class B	16,824	616
	Investment AB Latour Class B	25,127	602
	Axfood AB	20,296	581
[3]	Thule Group AB	20,880	557
	Wihlborgs Fastigheter AB	54,325	529
	Loomis AB Class B	12,167	490
	Pandox AB Class B	23,759	479
	Elekta AB Class B	75,416	464
*	Camurus AB	7,087	464
	Catena AB	9,487	445
*	Kinnevik AB Class B	43,398	403
[3]	Munters Group AB	23,423	402
	Billerud Aktiebolag	40,232	398
	AddLife AB Class B	19,756	396
*,1	Volvo Car AB Class B	110,903	371
*,3	Sinch AB	112,820	345
	Fabege AB	39,115	340
*	Asmodee Group AB Class B	27,314	337
[3]	Bravida Holding AB	38,825	329
	NCC AB Class B	13,340	307
	SSAB AB Class A	41,989	302
	Storskogen Group AB Class B	250,659	299
	Cibus Nordic Real Estate AB publ	17,173	298
	Wallenstam AB Class B	65,558	298
	Husqvarna AB Class B	60,820	291
[3]	Dometic Group AB	62,063	291
	Electrolux Professional AB Class B	40,253	285
*	HMS Networks AB	5,682	284
	Lindab International AB	12,720	281
	Hemnet Group AB	15,099	281
	Granges AB	18,178	266
[3]	Scandic Hotels Group AB	26,122	254
*	Embracer Group AB Class B	26,120	254
	Bure Equity AB	9,365	253
	Bufab AB	24,145	250
	Clas Ohlson AB Class B	6,430	249
	Peab AB Class B	28,585	242
*	Electrolux AB Class B	37,961	242
	Nyfosa AB	29,014	235
[1]	Svenska Handelsbanken AB Class B	9,954	235
	Addnode Group AB Class B	21,789	228
*,3	BioArctic AB Class B	7,016	227
*	Modern Times Group MTG AB Class B	17,357	222
	Hufvudstaden AB Class A	16,486	221
	Skandinaviska Enskilda Banken AB Class C	10,991	220
	AQ Group AB	10,807	218
	Medicover AB Class B	8,611	215
	Nolato AB Class B	33,096	215
	Vitrolife AB	13,826	214
[3]	Attendo AB	23,331	208
	Vitec Software Group AB Class B	6,238	207

		Shares	Market Value ($000)
*,3	BoneSupport Holding AB	9,693	207
	Bilia AB Class A	13,976	186
	JM AB	11,745	174
*	NCAB Group AB	30,830	172
	NP3 Fastigheter AB	6,092	168
	MIPS AB	4,597	153
	Ratos AB Class B	37,678	148
	Cloetta AB Class B	35,080	146
	Industrivarden AB Class C	3,231	136
	Systemair AB	16,044	133
	Truecaller AB Class B	49,201	131
*	Sdiptech AB Class B	6,369	127
	Atrium Ljungberg AB Class B	35,610	126
*	Vimian Group AB	39,520	126
*,3	Boozt AB	10,586	121
	Arjo AB Class B	34,510	118
	Dios Fastigheter AB	16,255	111
	SkiStar AB	6,073	110
	NCC AB Class A	4,523	104
	Instalco AB	41,086	102
	Troax Group AB	6,748	100
*	Samhallsbyggnadsbolaget i Norden AB B Shares	184,210	83
*	Xvivo Perfusion AB	4,233	83
	Platzer Fastigheter Holding AB Class B	9,812	76
*	Norion Bank AB	11,023	75
*,1	Hexatronic Group AB	30,884	69
	Investment AB Oresund	4,956	61
	Sagax AB	14,648	53
	Corem Property Group AB Class B	125,246	53
	Volati AB	4,821	53
	MEKO AB	6,736	51
	Fagerhult Group AB	10,522	46
*	Samhallsbyggnadsbolaget i Norden AB	20,190	17
			134,309
Switzerland (5.9%)
	Roche Holding AG (XVTX)	134,547	51,545
	Nestle SA (Registered)	484,658	48,204
	Novartis AG (Registered)	357,370	46,623
	UBS Group AG (Registered)	611,632	23,606
	Zurich Insurance Group AG	27,370	19,679
	Swiss Re AG	56,388	9,951
	Lonza Group AG (Registered)	13,501	9,268
	Alcon AG	94,474	7,531
	Givaudan SA (Registered)	1,462	6,169
	Swiss Life Holding AG (Registered)	5,391	5,913
	Sandoz Group AG	78,977	5,587
*	Amrize Ltd.	95,303	4,907
	Partners Group Holding AG	4,102	4,869
	Geberit AG (Registered)	6,046	4,714
	Swisscom AG (Registered)	4,859	3,492
	Logitech International SA (Registered)	28,446	3,210
	Schindler Holding AG	8,807	3,149
	Chocoladefabriken Lindt & Spruengli AG	203	2,989
	Chocoladefabriken Lindt & Spruengli AG (Registered)	19	2,831
	Julius Baer Group Ltd.	39,446	2,814
	Straumann Holding AG (Registered)	20,972	2,397
	Sonova Holding AG (Registered)	9,404	2,348
	Baloise Holding AG (Registered)	8,737	2,287
[3]	VAT Group AG	5,158	2,276
	Roche Holding AG (XSWX)	5,606	2,232
	Swiss Prime Site AG (Registered)	14,652	2,161
	Belimo Holding AG (Registered)	1,914	1,878
	Kuehne + Nagel International AG (Registered)	8,757	1,758
	Helvetia Holding AG (Registered)	6,624	1,719
	PSP Swiss Property AG (Registered)	8,431	1,492
	Accelleron Industries AG	18,117	1,431
	Swissquote Group Holding SA (Registered)	2,100	1,298
	Flughafen Zurich AG (Registered)	3,628	1,083
[1]	Barry Callebaut AG (Registered)	670	1,076

		Shares	Market Value ($000)
[3]	Galenica AG	9,330	1,059
	Georg Fischer AG (Registered)	15,282	1,011
	Schindler Holding AG (Registered)	2,930	995
	Temenos AG (Registered)	10,584	963
	EMS-Chemie Holding AG (Registered)	1,322	903
	Swatch Group AG (Registered)	21,137	874
	SIG Group AG	63,464	770
	Allreal Holding AG (Registered)	2,813	707
	Cembra Money Bank AG	5,820	688
	Mobimo Holding AG (Registered)	1,535	686
*	Siegfried Holding AG (Registered)	7,405	665
	EFG International AG	28,551	655
	Bucher Industries AG (Registered)	1,409	628
	Swatch Group AG	3,074	622
	Banque Cantonale Vaudoise (Registered)	5,093	618
	Huber + Suhner AG (Registered)	2,935	535
	Valiant Holding AG (Registered)	3,057	533
	VZ Holding AG	2,695	501
	dormakaba Holding AG	5,764	475
	Inficon Holding AG (Registered)	3,708	465
	DKSH Holding AG	6,426	450
	Tecan Group AG (Registered)	2,593	448
	Kardex Holding AG (Registered)	1,214	421
	SFS Group AG	3,105	397
	Sunrise Communications AG Class A	7,636	397
	Softwareone Holding AG	32,634	362
	Landis+Gyr Group AG	5,382	349
	St. Galler Kantonalbank AG (Registered)	503	339
	Vontobel Holding AG (Registered)	4,438	336
	Luzerner Kantonalbank AG (Registered)	3,078	335
	Emmi AG (Registered)	366	331
	Interroll Holding AG (Registered)	117	326
	ALSO Holding AG (Registered)	1,156	308
	Ypsomed Holding AG (Registered)	737	304
*	Aryzta AG	4,805	302
	Bachem Holding AG	4,459	289
	Burkhalter Holding AG	1,662	288
*	Dottikon Es Holding AG (Registered)	610	270
	Daetwyler Holding AG	1,368	267
	Stadler Rail AG	9,636	242
[3]	Medacta Group SA	1,188	229
	Implenia AG (Registered)	2,580	218
*	ams-OSRAM AG	19,181	203
	Bossard Holding AG (Registered) Class A	926	181
	Forbo Holding AG (Registered)	183	168
	Intershop Holding AG	758	151
	SKAN Group AG	2,264	139
*	Basilea Pharmaceutica AG Allschwil (Registered)	2,183	133
	OC Oerlikon Corp. AG Pfaffikon (Registered)	33,613	132
	Zehnder Group AG	1,502	130
*,3	Sensirion Holding AG	1,762	128
	COSMO Pharmaceuticals NV	1,540	119
	Cie Financiere Tradition SA	320	118
	Autoneum Holding AG	548	103
	Bell Food Group AG (Registered)	360	103
*,3	Medartis Holding AG	940	101
	APG SGA SA	365	95
*,3	PolyPeptide Group AG	3,023	95
	TX Group AG	424	93
	Bystronic AG	253	79
	Vetropack Holding AG (Registered) Class A	2,711	75
	Arbonia AG	10,185	66
[3]	Medmix AG	4,583	60
*	Komax Holding AG (Registered)	653	50
*	u-blox Holding AG	271	46
	Schweiter Technologies AG	137	45
*	PIERER Mobility AG	1,807	37
	VP Bank AG Class A	345	35

		Shares	Market Value ($000)
*	LEM Holding SA (Registered)	79	32
			316,765
Taiwan (8.0%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	4,643,310	214,086
	Hon Hai Precision Industry Co. Ltd.	2,326,424	16,764
	MediaTek Inc.	278,319	12,403
	Delta Electronics Inc.	366,171	10,916
	Fubon Financial Holding Co. Ltd.	1,584,057	4,679
	CTBC Financial Holding Co. Ltd.	3,327,171	4,610
	ASE Technology Holding Co. Ltd.	620,290	4,550
	Quanta Computer Inc.	500,558	4,512
	Cathay Financial Holding Co. Ltd.	1,767,948	3,619
[1]	United Microelectronics Corp.	2,183,346	3,206
	Accton Technology Corp.	93,625	3,067
	Chunghwa Telecom Co. Ltd.	728,460	3,033
	E.Sun Financial Holding Co. Ltd.	2,975,092	2,879
	Mega Financial Holding Co. Ltd.	2,226,688	2,847
	Wiwynn Corp.	19,464	2,844
	Asia Vital Components Co. Ltd.	60,703	2,672
	Wistron Corp.	573,391	2,651
	Elite Material Co. Ltd.	51,675	2,525
	Asustek Computer Inc.	128,798	2,472
	Yuanta Financial Holding Co. Ltd.	2,071,891	2,386
	TS Financial Holding Co. Ltd.	4,128,951	2,376
	Uni-President Enterprises Corp.	932,682	2,276
	Yageo Corp.	294,560	2,213
	SinoPac Financial Holdings Co. Ltd.	2,240,646	1,926
	Lite-On Technology Corp.	369,033	1,875
[1]	Chroma ATE Inc.	71,589	1,873
	First Financial Holding Co. Ltd.	2,043,367	1,798
	Nan Ya Plastics Corp.	928,329	1,749
[1]	Bizlink Holding Inc.	33,320	1,716
	Hua Nan Financial Holdings Co. Ltd.	1,746,680	1,640
	Alchip Technologies Ltd.	15,308	1,619
	King Yuan Electronics Co. Ltd.	211,641	1,550
	Realtek Semiconductor Corp.	91,393	1,521
	Taiwan Cooperative Financial Holding Co. Ltd.	1,977,737	1,504
	KGI Financial Holding Co. Ltd.	2,969,271	1,491
	Unimicron Technology Corp.	246,850	1,473
[1]	Jentech Precision Industrial Co. Ltd.	15,591	1,450
	King Slide Works Co. Ltd.	11,367	1,387
[1]	Novatek Microelectronics Corp.	106,446	1,323
[1]	ASPEED Technology Inc.	5,500	1,289
	Gold Circuit Electronics Ltd.	62,500	1,267
	Phison Electronics Corp.	35,000	1,258
	China Steel Corp.	2,149,008	1,251
	Largan Precision Co. Ltd.	17,542	1,236
[1]	Evergreen Marine Corp. Taiwan Ltd.	206,591	1,183
	MPI Corp.	16,000	1,165
*	Winbond Electronics Corp.	611,289	1,135
	Global Unichip Corp.	15,471	1,121
*,1	Nanya Technology Corp.	222,000	1,038
[1]	Formosa Plastics Corp.	775,473	1,030
	Hotai Motor Co. Ltd.	51,344	1,000
	PharmaEssentia Corp.	57,847	952
	Chailease Holding Co. Ltd.	282,339	928
	E Ink Holdings Inc.	150,728	924
	Far EasTone Telecommunications Co. Ltd.	328,308	922
	Shanghai Commercial & Savings Bank Ltd.	732,276	913
	Taiwan Mobile Co. Ltd.	264,896	912
	Chang Hwa Commercial Bank Ltd.	1,408,045	907
	Pegatron Corp.	373,794	860
	eMemory Technology Inc.	13,000	851
	Tripod Technology Corp.	84,700	828
	United Integrated Services Co. Ltd.	31,000	792
	Airtac International Group	26,662	769
[1]	Gigabyte Technology Co. Ltd.	98,667	768
	President Chain Store Corp.	100,090	765
	Advantech Co. Ltd.	82,788	761

		Shares	Market Value ($000)
	Compal Electronics Inc.	779,401	731
*	Powerchip Semiconductor Manufacturing Corp.	661,730	722
	Formosa Chemicals & Fibre Corp.	631,701	673
	Taiwan Business Bank	1,331,263	673
	Lotes Co. Ltd.	15,840	664
[1]	Inventec Corp.	468,759	653
	Powertech Technology Inc.	128,666	646
	Catcher Technology Co. Ltd.	100,031	641
[1]	Globalwafers Co. Ltd.	53,000	636
[1]	Teco Electric & Machinery Co. Ltd.	227,000	636
	WPG Holdings Ltd.	289,678	631
	Innolux Corp.	1,383,349	598
	Taiwan Union Technology Corp.	42,000	592
	Fortune Electric Co. Ltd.	26,290	588
	Vanguard International Semiconductor Corp.	201,544	583
[1]	Zhen Ding Technology Holding Ltd.	121,667	566
	Fositek Corp.	11,000	553
	Asia Cement Corp.	437,000	541
	Eva Airways Corp.	496,846	541
[1]	WT Microelectronics Co. Ltd.	117,205	535
[1]	Walsin Lihwa Corp.	528,561	498
	Taichung Commercial Bank Co. Ltd.	745,102	495
	Far Eastern New Century Corp.	549,312	494
	Eclat Textile Co. Ltd.	34,892	488
	Compeq Manufacturing Co. Ltd.	182,785	486
	Synnex Technology International Corp.	242,175	486
	Chicony Electronics Co. Ltd.	124,000	475
	Acer Inc.	542,961	472
[1]	Mitac Holdings Corp.	160,872	472
	Makalot Industrial Co. Ltd.	46,341	468
	Voltronic Power Technology Corp.	12,505	464
	WinWay Technology Co. Ltd.	5,000	453
	AUO Corp.	1,208,703	448
	Micro-Star International Co. Ltd.	127,521	438
[1]	Wan Hai Lines Ltd.	169,260	435
	TA Chen Stainless Pipe	367,032	434
	L&K Engineering Co. Ltd.	29,744	433
	Sigurd Microelectronics Corp.	133,000	427
	Pou Chen Corp.	433,085	423
	Acter Group Corp. Ltd.	19,000	423
	China Airlines Ltd.	677,000	415
	Chenbro Micom Co. Ltd.	13,000	400
	Silergy Corp.	60,621	398
[1]	Nan Ya Printed Circuit Board Corp.	47,000	394
	Nien Made Enterprise Co. Ltd.	31,000	369
	Topco Scientific Co. Ltd.	36,813	355
	Foxconn Technology Co. Ltd.	169,368	354
	Cheng Shin Rubber Industry Co. Ltd.	343,018	348
	AURAS Technology Co. Ltd.	12,000	343
	EZconn Corp.	9,000	343
	Hiwin Technologies Corp.	54,504	336
	Feng TAY Enterprise Co. Ltd.	79,728	329
	Simplo Technology Co. Ltd.	30,000	328
*	Macronix International Co. Ltd.	301,000	328
	Sino-American Silicon Products Inc.	97,000	326
	Taiwan High Speed Rail Corp.	361,000	322
	Radiant Opto-Electronics Corp.	80,586	310
	Highwealth Construction Corp.	252,870	306
	Sinbon Electronics Co. Ltd.	43,362	302
	Co-Tech Development Corp.	41,000	301
	Win Semiconductors Corp.	64,000	293
	Lotus Pharmaceutical Co. Ltd.	29,000	289
	Walsin Technology Corp.	75,000	287
	ADATA Technology Co. Ltd.	50,054	284
	ASMedia Technology Inc.	6,866	284
	Getac Holdings Corp.	70,000	280
	Lien Hwa Industrial Holdings Corp.	182,596	279
	Parade Technologies Ltd.	13,000	275
	Ruentex Development Co. Ltd.	281,430	271
	Advanced Energy Solution Holding Co. Ltd.	6,000	270

		Shares	Market Value ($000)
	IBF Financial Holdings Co. Ltd.	500,160	267
	AP Memory Technology Corp.	19,000	263
	Cheng Loong Corp.	441,000	261
	LandMark Optoelectronics Corp.	15,000	254
	Chipbond Technology Corp.	149,000	253
	Shihlin Electric & Engineering Corp.	46,000	248
	Capital Securities Corp.	303,000	246
	Chunghwa Precision Test Tech Co. Ltd.	4,000	246
	Tatung Co. Ltd.	218,987	234
	Far Eastern International Bank	580,646	233
	Ardentec Corp.	79,000	231
	Kaori Heat Treatment Co. Ltd.	14,000	231
	Kinsus Interconnect Technology Corp.	49,000	223
[1]	Faraday Technology Corp.	39,313	219
	Taiwan Hon Chuan Enterprise Co. Ltd.	53,000	216
	WNC Corp.	65,791	214
*,1	Taiwan Glass Industry Corp.	187,000	214
	Genius Electronic Optical Co. Ltd.	15,000	214
	Transcend Information Inc.	36,000	211
[1]	Bora Pharmaceuticals Co. Ltd.	12,108	211
	Tong Yang Industry Co. Ltd.	68,000	210
	Great Wall Enterprise Co. Ltd.	125,402	208
	Innodisk Corp.	13,141	207
	Ruentex Industries Ltd.	117,002	205
	Airoha Technology Corp.	14,000	205
	Dynapack International Technology Corp.	24,000	204
	Primax Electronics Ltd.	77,000	202
	Elan Microelectronics Corp.	47,000	200
*,1	HTC Corp.	125,000	199
	Tung Ho Steel Enterprise Corp.	90,110	196
	Kinik Co.	19,000	195
[1]	Global Brands Manufacture Ltd.	45,986	193
	Sunonwealth Electric Machine Industry Co. Ltd.	36,000	192
	Grand Process Technology Corp.	4,000	189
	Yankey Engineering Co. Ltd.	11,730	188
[1]	Supreme Electronics Co. Ltd.	83,980	186
[1]	Elite Advanced Laser Corp.	23,000	186
*	Starlux Airlines Co. Ltd.	248,000	185
	YFY Inc.	206,000	182
*	FOCI Fiber Optic Communications Inc.	15,000	180
	Eternal Materials Co. Ltd.	139,495	179
	Sanyang Motor Co. Ltd.	90,000	178
	Dynamic Holding Co. Ltd.	46,997	178
	Shin Zu Shing Co. Ltd.	27,841	175
*	China Petrochemical Development Corp.	663,386	174
	Taiwan Fertilizer Co. Ltd.	115,000	173
	Giant Manufacturing Co. Ltd.	53,740	173
	Qisda Corp.	191,880	172
	Hannstar Board Corp.	49,680	172
	Huaku Development Co. Ltd.	49,770	167
*	HannsTouch Holdings Co.	755,000	166
	Goldsun Building Materials Co. Ltd.	145,753	165
	Thinking Electronic Industrial Co. Ltd.	27,000	163
[1]	Pan Jit International Inc.	58,400	161
	Arcadyan Technology Corp.	27,123	158
	Taiwan Surface Mounting Technology Corp.	48,000	157
	Global Mixed Mode Technology Inc.	24,000	157
	Wiselink Co. Ltd.	28,000	157
	Greatek Electronics Inc.	69,000	156
	Ta Ya Electric Wire & Cable	126,027	156
	Solar Applied Materials Technology Corp.	84,000	155
[1]	Pixart Imaging Inc.	23,000	154
	Foxsemicon Integrated Technology Inc.	16,000	154
[1]	Wisdom Marine Lines Co. Ltd.	73,543	154
	Charoen Pokphand Enterprise	33,600	153
	Kinpo Electronics	209,000	150
	Poya International Co. Ltd.	10,734	150
	Ennoconn Corp.	15,710	150
[1]	All Ring Tech Co. Ltd.	13,000	148
[1]	Universal Microwave Technology Inc.	9,000	148

		Shares	Market Value ($000)
	Yulon Finance Corp.	47,847	147
	Shinkong Insurance Co. Ltd.	39,000	146
	Century Iron & Steel Industrial Co. Ltd.	32,000	144
	VisEra Technologies Co. Ltd.	17,000	143
[1]	LuxNet Corp.	19,000	143
	Feng Hsin Steel Co. Ltd.	71,000	142
	Visual Photonics Epitaxy Co. Ltd.	31,000	141
	Cleanaway Co. Ltd.	180,000	141
	Fusheng Precision Co. Ltd.	18,000	140
	Test Research Inc.	28,000	138
	AcBel Polytech Inc.	111,883	138
	Coretronic Corp.	46,000	137
*	Mercuries Life Insurance Co. Ltd.	592,204	137
	President Securities Corp.	171,085	134
[1]	ITEQ Corp.	36,466	130
[1]	Phoenix Silicon International Corp.	25,000	130
	Taiwan Secom Co. Ltd.	37,000	128
	EVERGREEN Steel Corp.	34,000	128
	Taiwan Speciality Chemicals Corp.	13,000	127
	Gudeng Precision Industrial Co. Ltd.	11,491	126
	XinTec Inc.	27,000	125
	Merry Electronics Co. Ltd.	37,755	124
	Tainan Spinning Co. Ltd.	280,000	124
	Taiwan PCB Techvest Co. Ltd.	116,000	124
	Union Bank of Taiwan	197,000	124
	Sercomm Corp.	46,653	123
	ChipMOS Technologies Inc.	89,000	122
[1]	Allis Electric Co. Ltd.	39,404	122
	Stark Technology Inc.	25,000	122
	Shinkong Synthetic Fibers Corp.	233,316	121
[1]	Yulon Motor Co. Ltd.	105,185	120
*	Oneness Biotech Co. Ltd.	54,729	119
	TXC Corp.	44,000	118
	Ennostar Inc.	114,000	117
	Center Laboratories Inc.	95,207	115
	Wah Lee Industrial Corp.	33,720	114
	Tong Hsing Electronic Industries Ltd.	28,322	114
	Channel Well Technology Co. Ltd.	49,000	113
	Merida Industry Co. Ltd.	38,000	112
*	Lumosa Therapeutics Co. Ltd.	16,000	111
	C Sun Manufacturing Ltd.	17,000	111
	Machvision Inc.	6,642	110
	Far Eastern Department Stores Ltd.	142,000	109
[1]	Silicon Integrated Systems Corp.	69,602	108
	Everlight Electronics Co. Ltd.	65,000	108
[1]	Pan-International Industrial Corp.	70,000	106
	Synmosa Biopharma Corp.	103,702	106
	Sitronix Technology Corp.	18,000	105
	Nan Pao Resins Chemical Co. Ltd.	10,000	105
	Systex Corp.	27,000	104
	I-Chiun Precision Industry Co. Ltd.	33,000	104
[1]	Ability Enterprise Co. Ltd.	40,312	103
	Grape King Bio Ltd.	24,890	102
	Depo Auto Parts Ind Co. Ltd.	23,000	102
	Elite Semiconductor Microelectronics Technology Inc.	40,000	101
*	EirGenix Inc.	42,000	100
	momo.com Inc.	13,680	99
	Marketech International Corp.	13,000	98
*	BES Engineering Corp.	210,060	97
	TTY Biopharm Co. Ltd.	37,000	96
	Quanta Storage Inc.	29,000	96
	Nan Kang Rubber Tire Co. Ltd.	80,087	96
	Taiflex Scientific Co. Ltd.	38,115	96
	Unitech Printed Circuit Board Corp.	120,877	94
	Nichidenbo Corp.	33,000	94
[1]	Chenming Electronic Technology Corp.	22,000	93
	Farglory Land Development Co. Ltd.	48,000	92
	Holy Stone Enterprise Co. Ltd.	27,300	92
	Anpec Electronics Corp.	12,000	92
	Ichia Technologies Inc.	57,000	90

		Shares	Market Value ($000)
	Chang Wah Electromaterials Inc.	63,000	90
	Sakura Development Co. Ltd.	60,480	90
	ITE Technology Inc.	23,000	89
*	Episil Technologies Inc.	56,000	88
	Advanced Wireless Semiconductor Co.	26,370	87
	Weikeng Industrial Co. Ltd.	88,000	86
	Zero One Technology Co. Ltd.	23,000	86
	Evergreen International Storage & Transport Corp.	45,500	85
	Shiny Chemical Industrial Co. Ltd.	18,900	84
	China Motor Corp.	43,200	83
	Ton Yi Industrial Corp.	137,000	82
*	Etron Technology Inc.	63,937	81
	Taiwan Semiconductor Co. Ltd.	43,000	81
	Universal Cement Corp.	80,500	81
	Chicony Power Technology Co. Ltd.	26,000	81
	Fulgent Sun International Holding Co. Ltd.	22,985	81
[1]	Solomon Technology Corp.	19,000	81
[1]	Scientech Corp.	8,000	81
*	Wafer Works Corp.	87,015	80
*	Yieh Phui Enterprise Co. Ltd.	168,332	80
	Fitipower Integrated Technology Inc.	17,703	80
	O-Bank Co. Ltd.	277,000	80
	Evergreen Aviation Technologies Corp.	17,000	80
	TA-I Technology Co. Ltd.	40,000	79
	Cathay Real Estate Development Co. Ltd.	110,000	79
	Chong Hong Construction Co. Ltd.	32,000	79
	Hotai Finance Co. Ltd.	38,950	79
[1]	JPC connectivity Inc.	17,000	78
	Johnson Health Tech Co. Ltd.	15,000	78
	Taiwan Sakura Corp.	29,000	78
[1]	Lai Yih Footwear Co. Ltd.	9,000	78
	Hota Industrial Manufacturing Co. Ltd.	41,810	77
	Sonix Technology Co. Ltd.	71,000	77
	Standard Foods Corp.	79,000	77
	Via Technologies Inc.	46,000	76
*	FLEXium Interconnect Inc.	43,000	76
	WUS Printed Circuit Co. Ltd.	20,000	76
	China Bills Finance Corp.	140,000	75
	Taiwan Paiho Ltd.	42,000	75
	Run Long Construction Co. Ltd.	73,260	75
	Sinon Corp.	55,000	75
	Clevo Co.	56,000	73
	Formosa Taffeta Co. Ltd.	146,000	73
	Kung Long Batteries Industrial Co. Ltd.	18,000	72
*	TaiMed Biologics Inc.	32,960	72
	Brighton-Best International Taiwan Inc.	66,000	72
	ASROCK Inc.	9,000	72
	RichWave Technology Corp.	15,650	71
*	Chung Hung Steel Corp.	149,000	71
	Chang Wah Technology Co. Ltd.	53,500	70
[1]	Kaimei Electronic Corp.	23,200	69
	Raydium Semiconductor Corp.	10,000	69
	Sporton International Inc.	13,372	68
	Kenda Rubber Industrial Co. Ltd.	105,001	68
[1]	Kindom Development Co. Ltd.	65,010	68
	Kuo Toong International Co. Ltd.	37,330	68
*	Grand Pacific Petrochemical	188,799	67
	Cheng Uei Precision Industry Co. Ltd.	53,000	66
*	HannStar Display Corp.	276,000	65
	TPK Holding Co. Ltd.	49,000	65
	YungShin Global Holding Corp.	36,000	65
	Pegavision Corp.	6,514	65
	M31 Technology Corp.	4,600	65
	CyberPower Systems Inc.	10,000	65
	Chun Yuan Steel Industry Co. Ltd.	99,000	64
	SDI Corp.	25,000	64
	TCI Co. Ltd.	17,297	64
	Topkey Corp.	12,000	64
	UPI Semiconductor Corp.	10,000	64
	Kenmec Mechanical Engineering Co. Ltd.	32,000	64

		Shares	Market Value ($000)
	Altek Corp.	44,795	62
	G Shank Enterprise Co. Ltd.	22,000	62
	JSL Construction & Development Co. Ltd.	40,068	62
	Bank of Kaohsiung Co. Ltd.	156,480	60
	Lian HWA Food Corp.	18,700	60
*	Sunplus Technology Co. Ltd.	91,000	59
	China Steel Chemical Corp.	26,000	59
	China Electric Manufacturing Corp.	147,540	59
	CMC Magnetics Corp.	194,747	59
	Advanced International Multitech Co. Ltd.	27,000	59
*	Medigen Vaccine Biologics Corp.	44,390	59
	Dimerco Express Corp.	23,451	59
	China Metal Products	64,000	58
[1]	Zyxel Group Corp.	49,961	58
*	Phihong Technology Co. Ltd.	63,380	58
	Hu Lane Associate Inc.	14,233	58
	Zeng Hsing Industrial Co. Ltd.	18,115	58
	Chief Telecom Inc.	5,000	58
	Syncmold Enterprise Corp.	26,000	56
	Continental Holdings Corp.	76,000	56
*	Polaris Group	56,415	56
[1]	TYC Brother Industrial Co. Ltd.	35,000	55
[1]	Flytech Technology Co. Ltd.	18,000	55
*	Microbio Co. Ltd.	79,762	55
	Nuvoton Technology Corp.	32,000	55
	Allied Supreme Corp.	8,000	55
	Posiflex Technology Inc.	9,000	54
*	Andes Technology Corp.	6,000	54
	Delpha Construction Co. Ltd.	59,000	54
	Gemtek Technology Corp.	63,000	53
	Promate Electronic Co. Ltd.	35,999	53
[1]	HD Renewable Energy Co. Ltd.	15,989	52
	Hsin Kuang Steel Co. Ltd.	41,000	51
	FocalTech Systems Co. Ltd.	30,203	51
	Sunny Friend Environmental Technology Co. Ltd.	19,737	51
	Speed Tech Corp.	38,000	51
	Chin-Poon Industrial Co. Ltd.	50,000	50
	IEI Integration Corp.	23,000	50
*	Taiwan-Asia Semiconductor Corp.	61,000	50
*,1	Egis Technology Inc.	12,000	50
*	Career Technology MFG. Co. Ltd.	94,188	48
	YC INOX Co. Ltd.	72,292	47
*	Lealea Enterprise Co. Ltd.	242,920	47
	Xxentria Technology Materials Corp.	39,461	47
[1]	Cub Elecparts Inc.	14,281	47
	Sampo Corp.	58,000	46
	PharmaEngine Inc.	20,000	46
	Everlight Chemical Industrial Corp.	77,000	45
	Namchow Holdings Co. Ltd.	37,000	45
	Weltrend Semiconductor	30,000	45
	Lingsen Precision Industries Ltd.	69,000	44
	Rechi Precision Co. Ltd.	58,000	44
*	General Interface Solution GIS Holding Ltd.	32,000	44
	Bioteque Corp.	11,000	44
	Genesys Logic Inc.	15,000	44
	Materials Analysis Technology Inc.	7,000	44
	Forcecon Tech Co. Ltd.	14,950	44
*,1	CyberTAN Technology Inc.	56,000	43
	TSRC Corp.	86,000	43
*	Taiwan TEA Corp.	98,000	43
*	United Renewable Energy Co. Ltd.	213,420	43
	Gamania Digital Entertainment Co. Ltd.	25,000	43
[1]	Alpha Networks Inc.	43,772	42
	Hung Sheng Construction Ltd.	63,600	41
*	Adimmune Corp.	65,000	41
	Ability Opto-Electronics Technology Co. Ltd.	14,000	41
	AmTRAN Technology Co. Ltd.	83,637	40
	Mercuries & Associates Holding Ltd.	78,969	40
	Darfon Electronics Corp.	40,000	40
*	RDC Semiconductor Co. Ltd.	9,240	40

		Shares	Market Value ($000)
*	Foresee Pharmaceuticals Co. Ltd.	16,068	40
	Wei Chuan Foods Corp.	83,000	39
	Actron Technology Corp.	9,574	39
[1]	Advancetek Enterprise Co. Ltd.	37,000	39
	Radium Life Tech Co. Ltd.	112,771	38
	Adlink Technology Inc.	19,000	38
	FSP Technology Inc.	22,000	38
	USI Corp.	108,000	38
	T3EX Global Holdings Corp.	18,000	38
	Great Tree Pharmacy Co. Ltd.	11,696	38
	Basso Industry Corp.	35,000	37
*	Lung Yen Life Service Corp.	24,000	37
	Formosan Rubber Group Inc.	49,000	37
*	Longchen Paper & Packaging Co. Ltd.	100,803	37
	Universal Vision Biotechnology Co. Ltd.	7,678	37
*	Taiwan Mask Corp.	32,000	37
	Waffer Technology Corp.	19,454	37
	AGV Products Corp.	108,000	36
	D-Link Corp.	71,760	36
	Iron Force Industrial Co. Ltd.	10,630	36
	Chlitina Holding Ltd.	11,332	36
[1]	Swancor Holding Co. Ltd.	10,000	35
*	International CSRC Investment Holdings Co.	104,990	34
*	Tong-Tai Machine & Tool Co. Ltd.	34,000	34
	Elitegroup Computer Systems Co. Ltd.	50,000	34
	Chia Hsin Cement Corp.	76,100	34
	Savior Lifetec Corp.	59,436	34
	Infortrend Technology Inc.	37,000	33
	Nantex Industry Co. Ltd.	44,000	33
	Cyberlink Corp.	10,000	32
	KMC Kuei Meng International Inc.	11,000	32
	Rich Development Co. Ltd.	122,490	31
	Sinyi Realty Inc.	43,000	31
*	Chung Hwa Pulp Corp.	78,000	31
	Hong Pu Real Estate Development Co. Ltd.	37,000	31
*	Holtek Semiconductor Inc.	26,000	31
*	TSEC Corp.	73,000	31
	Asia Polymer Corp.	71,757	30
*	China Man-Made Fiber Corp.	133,240	30
	Motech Industries Inc.	56,594	30
	Taiyen Biotech Co. Ltd.	30,000	30
*	Federal Corp.	47,000	30
	UPC Technology Corp.	91,000	30
*	Fittech Co. Ltd.	10,508	30
	ZillTek Technology Corp.	5,000	30
*	Oriental Union Chemical Corp.	75,000	29
*	Ritek Corp.	103,214	29
	Advanced Ceramic X Corp.	8,000	29
	Sensortek Technology Corp.	5,000	29
[1]	Yungshin Construction & Development Co. Ltd.	12,000	29
[1]	Shinfox Energy Co. Ltd.	23,492	29
	Soft-World International Corp.	9,000	28
	St. Shine Optical Co. Ltd.	7,000	28
	TaiDoc Technology Corp.	7,000	28
	Brogent Technologies Inc.	10,100	28
	Cenra Inc.	26,000	28
	Huang Hsiang Construction Corp.	21,554	27
*	OBI Pharma Inc.	30,988	27
	Tyntek Corp.	51,000	26
*,1	Gigastorage Corp.	40,000	26
	Gourmet Master Co. Ltd.	12,000	26
*,1	Apex International Co. Ltd.	37,688	26
	KEE TAI Properties Co. Ltd.	70,650	25
	CHC Healthcare Group	20,000	25
	91APP Inc.	11,000	25
	Tung Thih Electronic Co. Ltd.	11,440	24
*	Kuo Yang Construction Co. Ltd.	39,000	24
*	Shining Building Business Co. Ltd.	80,000	23
	Darwin Precisions Corp.	67,500	23
	Ho Tung Chemical Corp.	85,000	22

		Shares	Market Value ($000)
*	Li Peng Enterprise Co. Ltd.	128,000	22
	Firich Enterprises Co. Ltd.	30,000	22
	Rexon Industrial Corp. Ltd.	25,000	22
	Formosa Sumco Technology Corp.	7,000	21
*	Taiwan Styrene Monomer	70,000	20
*	Medigen Biotechnology Corp.	18,000	17
	Panion & BF Biotech Inc.	8,000	17
	Amazing Microelectronic Corp.	6,242	16
	China General Plastics Corp.	43,155	15
*	PChome Online Inc.	15,430	15
	Ultra Chip Inc.	10,000	14
*	ALI Corp.	16,200	13
	ScinoPharm Taiwan Ltd.	13,000	7
*,2	Pharmally International Holding Co. Ltd.	1,282	—
			430,472
Thailand (0.4%)
	Delta Electronics Thailand PCL (Foreign)	547,500	3,447
	Advanced Info Service PCL (Foreign)	202,200	1,933
	Kasikornbank PCL (Foreign)	332,800	1,930
	CP ALL PCL (Foreign)	1,043,500	1,406
	SCB X PCL (Foreign)	316,200	1,278
	Bangkok Dusit Medical Services PCL (Foreign)	2,061,300	1,219
	Airports of Thailand PCL (Foreign)	739,000	1,001
	Krung Thai Bank PCL (Foreign)	1,121,500	959
	Central Pattana PCL (Foreign)	489,500	816
	Siam Cement PCL (Foreign)	134,200	779
	True Corp. PCL (Foreign)	1,838,214	618
	Bumrungrad Hospital PCL (Foreign)	112,200	592
	Minor International PCL (Foreign)	754,100	517
	Bangkok Bank PCL (Foreign)	102,700	505
	Charoen Pokphand Foods PCL (Foreign)	666,100	421
	TMBThanachart Bank PCL (Foreign)	6,932,824	416
	Tisco Financial Group PCL (Foreign)	115,500	381
	Central Retail Corp. PCL (Foreign)	488,100	303
	Thanachart Capital PCL (Foreign)	121,600	206
	Kiatnakin Phatra Bank PCL (Foreign)	102,200	204
	Thai Union Group PCL (Foreign)	490,700	199
	Bangkok Expressway & Metro PCL (Foreign)	1,075,800	186
	Home Product Center PCL (Foreign)	864,100	172
	Indorama Ventures PCL (Foreign)	349,400	168
	WHA Premium Growth Freehold & Leasehold REIT	539,046	166
	TIDLOR Holdings PCL (Foreign)	246,217	147
	Land & Houses PCL (Foreign)	1,322,100	144
	Srisawad Corp. PCL (Foreign)	178,761	141
	CP Axtra PCL (Foreign)	275,755	139
*	BTS Group Holdings PCL (Foreign)	1,630,522	131
	Com7 PCL (Foreign)	191,800	131
	Osotspa PCL (Foreign)	252,500	124
	CPN Retail Growth Leasehold REIT	357,300	122
	Muangthai Capital PCL (Foreign)	114,600	119
	Krungthai Card PCL (Foreign)	139,500	118
	Supalai PCL (Foreign)	211,100	111
	Thai Life Insurance PCL (Foreign)	357,500	109
	AP Thailand PCL (Foreign)	404,800	108
	Sansiri PCL (Foreign)	2,360,900	103
	KCE Electronics PCL (Foreign)	157,100	102
	Central Plaza Hotel PCL (Foreign)	102,900	98
	SCG Packaging PCL (Foreign)	184,900	90
*	Energy Absolute PCL (Foreign)	889,900	75
	Asset World Corp. PCL (Foreign)	1,251,300	75
	Cal-Comp Electronics Thailand PCL (Foreign)	517,200	75
	Siam Global House PCL (Foreign)	343,069	70
	Berli Jucker PCL (Foreign)	143,500	68
	Amata Corp. PCL (Foreign)	128,493	67
	Thailand Future Fund	347,700	67
	Betagro PCL (Foreign)	124,900	67
	Bangkok Commercial Asset Management PCL (Foreign)	270,300	64
	TTW PCL (Foreign)	222,600	62
	Bangkok Airways PCL (Foreign)	137,100	62

		Shares	Market Value ($000)
	Thaifoods Group PCL (Foreign)	435,300	61
	Hana Microelectronics PCL (Foreign)	114,400	59
	Bangkok Chain Hospital PCL (Foreign)	190,200	59
	PTG Energy PCL (Foreign)	257,700	57
	I-TAIL Corp. PCL (Foreign)	110,500	56
	Mega Lifesciences PCL (Foreign)	56,000	55
	AEON Thana Sinsap Thailand PCL (Foreign)	17,700	53
	Thai Vegetable Oil PCL (Foreign)	72,670	51
	Tipco Asphalt PCL (Foreign)	118,200	51
	Sri Trang Agro-Industry PCL (Foreign)	141,300	50
	VGI PCL (Foreign)	1,471,199	49
	MBK PCL (Foreign)	90,600	48
	Bangkok Life Assurance PCL NVDR	77,600	46
	BCPG PCL (Foreign)	199,152	44
	Chularat Hospital PCL (Foreign)	885,000	42
	Quality Houses PCL (Foreign)	994,900	40
	TOA Paint Thailand PCL (Foreign)	87,400	35
	GFPT PCL (Foreign)	111,400	34
	Bangkok Life Assurance PCL (Foreign)	58,000	34
	Plan B Media PCL (Foreign)	269,068	33
	Sri Trang Gloves Thailand PCL (Foreign)	142,600	33
*,1	Jasmine Technology Solution PCL (Foreign)	31,600	33
*	Thaicom PCL (Foreign)	115,300	31
	JMT Network Services PCL (Foreign)	114,192	31
	Dhipaya Group Holdings PCL (Foreign)	50,400	30
*	Stecon Group PCL (Foreign)	169,600	30
*	Jasmine International PCL (Foreign)	655,813	28
*	Thonburi Healthcare Group PCL (Foreign)	105,140	28
	Major Cineplex Group PCL (Foreign)	127,400	27
	MK Restaurants Group PCL (Foreign)	37,800	25
	Dohome PCL (Foreign)	200,829	24
	Bangkok Land PCL (Foreign)	1,730,200	23
*	SKY ICT PCL (Foreign)	60,500	23
	Jaymart Group Holdings PCL (Foreign)	83,900	19
	SPCG PCL (Foreign)	57,800	16
			23,969
Turkiye (0.2%)
	BIM Birlesik Magazalar A/S	85,077	1,076
	Akbank TAS	586,120	894
	Turk Hava Yollari AO	113,094	726
	Turkcell Iletisim Hizmetleri A/S	242,981	536
*	Yapi ve Kredi Bankasi A/S	629,176	523
	Turkiye Is Bankasi A/S Class C	1,561,001	499
	Turkiye Garanti Bankasi A/S	114,970	376
	Eregli Demir ve Celik Fabrikalari TAS	621,009	349
	Ford Otomotiv Sanayi A/S	126,235	281
	Turkiye Sise ve Cam Fabrikalari A/S	241,289	212
*	TAV Havalimanlari Holding A/S	31,485	206
*	Pegasus Hava Tasimaciligi A/S	41,277	196
	Migros Ticaret A/S	15,861	195
*	Isiklar Enerji ve Yapi Holding A/S	137,624	188
	Coca-Cola Icecek A/S	145,345	176
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	349,864	174
*	Pasifik Eurasia Lojistik Dis Ticaret A/S	44,843	147
*	Sasa Polyester Sanayi A/S	1,900,831	131
	Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret A/S	59,509	127
*	Turk Telekomunikasyon A/S	92,376	121
	Tofas Turk Otomobil Fabrikasi A/S	21,871	118
*	Ral Yatirim Holding A/S	22,281	111
*	Turk Altin Isletmeleri A/S	128,877	106
*	Gubre Fabrikalari TAS	13,869	102
	Nuh Cimento Sanayi A/S	19,126	102
	Oyak Cimento Fabrikalari A/S	182,404	99
	Turkiye Sigorta A/S	339,220	97
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	162,844	96
[3]	Mavi Giyim Sanayi ve Ticaret A/S Class B	104,776	93
*	Arcelik A/S	36,843	92
	Yeni Gimat Gayrimenkul Ortakligi A/S	29,795	90
	Is Yatirim Menkul Degerler A/S	94,936	89

		Shares	Market Value ($000)
*	Petkim Petrokimya Holding A/S	214,602	86
*	Turkiye Vakiflar Bankasi TAO	124,344	84
[3]	Enerjisa Enerji A/S	43,953	83
*,3	MLP Saglik Hizmetleri A/S	10,450	81
	Ulker Biskuvi Sanayi A/S	30,197	79
*	Turkiye Halk Bankasi A/S	93,985	79
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	147,769	77
	TAB Gida Sanayi ve Ticaret A/S	14,801	75
	Borusan Yatirim ve Pazarlama A/S	1,252	67
	Katilimevim Tasarruf Finansman A/S	177,134	67
	GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret A/S	14,964	66
*	Margun Enerji Uretim Sanayi ve Ticaret A/S	87,857	65
	Cimsa Cimento Sanayi ve Ticaret A/S	59,555	64
	Anadolu Anonim Turk Sigorta Sirketi	120,412	64
	Dogus Otomotiv Servis ve Ticaret A/S	14,658	62
	Turk Traktor ve Ziraat Makineleri A/S	4,876	59
	Global Yatirim Holding A/S	213,030	59
*	MIA Teknoloji A/S	72,289	59
*	Turkiye Sinai Kalkinma Bankasi A/S	191,324	58
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	32,485	56
*	Europower Enerji ve Otomasyon Teknolojileri Sanayi Ticaret A/S	84,116	56
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	24,671	54
*	Girsim Elektrik Sanayi Taahut ve Ticaret A/S	53,580	54
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	54,140	54
*	Odine Solutions Teknoloji Ticaret ve Sanayi A/S	10,168	54
*	Sok Marketler Ticaret A/S	47,018	51
	Dogan Sirketler Grubu Holding A/S	124,692	50
	Logo Yazilim Sanayi ve Ticaret A/S	13,392	48
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	29,756	48
	Anadolu Hayat Emeklilik A/S	21,577	48
	Albaraka Turk Katilim Bankasi A/S	251,755	47
*	Hektas Ticaret TAS	627,865	47
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	133,424	47
	Kontrolmatik Enerji ve Muhendislik A/S	57,933	46
	LDR Turizm A/S	42,660	42
*	Fenerbahce Futbol A/S	165,612	42
*	Baticim Bati Anadolu Cimento Sanayii A/S	506,064	41
*	Europen Endustri Insaat Sanayi ve Ticaret A/S	278,772	40
*	Is Gayrimenkul Yatirim Ortakligi A/S	87,038	39
	AKIS Gayrimenkul Yatirimi A/S	220,620	38
*	Lydia Yesil Enerji Kaynaklari Anonimsirketi	116	38
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	43,687	35
	Sekerbank Turk A/S	177,616	34
*	Is Finansal Kiralama A/S	76,041	34
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	302,799	34
	EGE Endustri ve Ticaret A/S	195	32
	Akcansa Cimento A/S	9,388	28
*	Vestel Elektronik Sanayi ve Ticaret A/S	34,099	26
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	592,201	24
*	Aksigorta A/S	146,487	23
	Kocaer Celik Sanayi ve Ticaret A/S	94,117	23
*	Tukas Gida Sanayi ve Ticaret A/S	376,438	23
*	BatiSoke Soke Cimento Sanayii TAS	68,072	23
*	Akfen Yenilenebilir Enerji A/S	54,444	22
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	78,492	20
*	Investco Holding A/S	3,977	20
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	31,509	19
*	Tat Gida Sanayi A/S	56,770	17
*	Polisan Holding A/S	45,381	17
	Bursa Cimento Fabrikasi A/S	119,826	17
	SUN Tekstil Sanayi ve Ticaret A/S	18,923	16
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	11,745	16
*	Biotrend Cevre ve Enerji Yatirimlari A/S	34,211	16
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	7,642	15
*	Kartonsan Karton Sanayi ve Ticaret A/S	7,571	15
*	Imas Makina Sanayi A/S	145,988	15
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	42,724	14
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	23,030	14
*	Karsan Otomotiv Sanayii ve Ticaret A/S	63,945	14
	Alfa Solar Enerji Sanayi ve Ticaret A/S	13,773	14

		Shares	Market Value ($000)
	Ebebek Magazacilik A/S Class B	10,694	14
	Iskenderun Demir ve Celik A/S	15,458	13
*	Besler Gida ve Kimya Sanayi ve Ticaret A/S	44,755	13
*	Qua Granite Hayal	164,436	13
	Galata Wind Enerji A/S	23,533	13
*	Kervan Gida Sanayi ve Ticaret A/S Class B	200,961	12
*	Yayla Agro Gida Sanayi ve Nakliyat A/S	52,321	12
	Suwen Tekstil Sanayi Pazarlama A/S	53,215	12
	Eczacibasi Yatirim Holding Ortakligi A/S	1,512	12
*	Kordsa Teknik Tekstil A/S	9,659	11
*	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	1,514	11
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	171,118	10
*	Kimteks Poliuretan Sanayi ve Ticaret A/S	27,777	10
*	Karel Elektronik Sanayi ve Ticaret A/S	49,347	10
	Escar Turizm Tasimacilik Ticaret A/S	19,478	9
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A/S Class C	6,632	8
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	38,437	8
*	Marmara Holding A/S	180,463	8
*	Bagfas Bandirma Gubre Fabrikalari A/S	10,206	7
*	Aydem Yenilenebilir Enerji A/S	16,135	7
*	Link Bilgisayar Sistemleri Yazilimi ve Donanimi Sanayi ve Ticaret A/S	1,257	6
			11,541
United Arab Emirates (0.5%)
	Emaar Properties PJSC	1,184,981	4,293
	First Abu Dhabi Bank PJSC	865,426	3,733
	Emirates Telecommunications Group Co. PJSC	664,648	3,258
	Emirates NBD Bank PJSC	350,615	2,330
	Abu Dhabi Commercial Bank PJSC	551,643	2,118
	Aldar Properties PJSC	721,627	1,602
	Abu Dhabi Islamic Bank PJSC	272,178	1,475
	Dubai Islamic Bank PJSC	549,802	1,373
	Alpha Dhabi Holding PJSC	294,251	722
	Emaar Development PJSC	157,481	631
	Salik Co. PJSC	367,548	575
	Air Arabia PJSC	474,020	555
*	Two Point Zero Group PJSC	621,703	433
	Agility Global plc	1,378,592	428
	Borouge plc	528,377	360
	Dubai Investments PJSC	376,468	352
	GFH Financial Group BSC	514,580	301
	Americana Restaurants International plc - Foreign Co.	515,412	243
*	Abu Dhabi Ports Co. PJSC	179,974	214
	Parkin Co. PJSC	130,320	199
	Abu Dhabi National Hotels	1,531,081	177
	Ajman Bank PJSC	465,977	174
	Emirates Central Cooling Systems Corp.	366,329	156
	Fertiglobe plc	196,108	129
	Dubai Financial Market PJSC	301,364	128
*	RAK Properties PJSC	291,102	101
*	Space42 plc	177,131	75
	Amanat Holdings PJSC	203,336	63
	Agthia Group PJSC	53,297	59
*,2	Arabtec Holding PJSC	101,139	—
			26,257
United Kingdom (7.1%)
	AstraZeneca plc	287,249	53,259
	Unilever plc	460,531	27,709
	GSK plc	777,445	18,500
	Barclays plc	2,705,020	15,345
	Lloyds Banking Group plc	11,536,262	14,631
	RELX plc	353,026	14,158
	NatWest Group plc	1,553,622	12,967
	London Stock Exchange Group plc	97,128	11,441
	Compass Group plc	324,089	10,190
	Reckitt Benckiser Group plc	130,440	10,109
	Haleon plc	1,719,427	8,456
	Standard Chartered plc	354,467	7,851
	Experian plc	175,754	7,724
	3i Group plc	181,003	7,569

		Shares	Market Value ($000)
	Tesco plc	1,225,547	7,309
	Prudential plc	491,743	7,125
	Ashtead Group plc	81,072	5,186
	Aviva plc	578,503	4,992
	Vodafone Group plc	3,614,576	4,501
	Next plc	22,006	4,116
	Coca-Cola Europacific Partners plc	41,313	3,801
	InterContinental Hotels Group plc	27,902	3,704
	Legal & General Group plc	1,066,822	3,489
	Halma plc	72,543	3,423
	Informa plc	251,689	3,200
	Smith & Nephew plc	168,049	2,792
	Rentokil Initial plc	479,663	2,641
	Sage Group plc	183,718	2,616
	BT Group plc	1,077,874	2,585
	Segro plc	261,851	2,474
	Antofagasta plc	65,304	2,388
	International Consolidated Airlines Group SA	424,128	2,226
	United Utilities Group plc	129,097	2,114
	Admiral Group plc	47,658	1,999
	Severn Trent plc	51,471	1,920
	Coca-Cola HBC AG	37,885	1,901
	Diploma plc	25,737	1,864
	St. James's Place plc	99,396	1,831
	Marks & Spencer Group plc	391,120	1,801
	Bunzl plc	62,192	1,782
	Endeavour Mining plc	36,459	1,687
*	Wise plc Class A	143,250	1,676
	M&G plc	458,353	1,652
	Pearson plc	124,736	1,649
	Games Workshop Group plc	6,329	1,627
	Associated British Foods plc	55,882	1,581
	ICG plc	52,884	1,454
[3]	Auto Trader Group plc	166,881	1,411
	J Sainsbury plc	326,442	1,392
	Kingfisher plc	337,834	1,368
	Barratt Redrow plc	260,079	1,359
	Phoenix Group Holdings plc	142,775	1,316
	DCC plc	18,791	1,243
	Fresnillo plc	35,292	1,231
	Beazley plc	116,353	1,227
	Hiscox Ltd.	66,573	1,180
	Howden Joinery Group plc	105,215	1,172
	Land Securities Group plc	143,924	1,152
	Whitbread plc	33,440	1,102
	Rightmove plc	149,030	1,083
	British Land Co. plc	199,223	1,072
	Spectris plc	19,490	1,068
	LondonMetric Property plc	428,756	1,068
[3]	Convatec Group plc	340,059	1,062
*	Burberry Group plc	70,101	1,060
	Persimmon plc	59,521	1,053
	Croda International plc	27,651	996
	Aberdeen Group plc	352,428	966
	IG Group Holdings plc	63,849	958
[1]	Mondi plc	82,835	953
	RS Group plc	120,759	937
	Taylor Wimpey plc	684,911	931
	Berkeley Group Holdings plc	18,349	913
	Johnson Matthey plc	32,476	855
	WPP plc	212,474	854
	Bellway plc	21,785	818
	Investec plc	111,525	808
	Lion Finance Group plc	6,213	737
	Schroders plc	139,974	719
	Cranswick plc	10,328	706
	ITV plc	626,633	683
	Pennon Group plc	93,355	682
	Inchcape plc	64,384	657
[3]	Quilter plc	256,921	649

		Shares	Market Value ($000)
*	Carnival plc	25,709	616
	Primary Health Properties plc	467,812	604
	Man Group plc	219,206	600
	Hikma Pharmaceuticals plc	28,623	589
	UNITE Group plc	83,824	585
	Shaftesbury Capital plc	297,076	569
	Just Group plc	197,513	560
*	Vistry Group plc	61,608	544
	Plus500 Ltd.	12,851	539
[3]	Airtel Africa plc	129,409	533
	Big Yellow Group plc	33,489	514
[3]	JTC plc	30,304	512
	OSB Group plc	65,444	496
	Softcat plc	25,267	485
	JD Sports Fashion plc	470,617	482
	Derwent London plc	21,308	479
	TP ICAP Group plc	137,303	463
	TBC Bank Group plc	8,544	461
	Canal+ SA	129,527	458
	Paragon Banking Group plc	40,209	448
	Computacenter plc	11,268	443
	International Workplace Group plc	144,596	443
	easyJet plc	66,708	441
	Mitie Group plc	208,245	439
	Grafton Group plc	34,849	437
	Sirius Real Estate Ltd.	330,595	429
	B&M European Value Retail SA	189,260	424
	Genus plc	11,989	418
	Pan African Resources plc	310,847	413
	AJ Bell plc	55,456	396
	Coats Group plc	356,603	382
	Safestore Holdings plc	38,666	379
	Greggs plc	17,934	371
	Grainger plc	147,992	362
	Hammerson plc	82,315	355
	Lancashire Holdings Ltd.	44,939	348
	Dunelm Group plc	23,604	348
*	Helios Towers plc	162,765	344
[3]	Bridgepoint Group plc	90,616	341
	Renishaw plc	7,398	340
	Tate & Lyle plc	66,619	331
	Travis Perkins plc	37,857	320
	Currys plc	178,259	311
	Great Portland Estates plc	72,327	306
	Savills plc	22,623	305
	Hochschild Mining plc	54,856	293
	Telecom Plus plc	13,475	282
	SSP Group plc	139,395	280
	Volution Group plc	33,388	279
	Baltic Classifieds Group plc	89,206	279
	Greencore Group plc	85,355	271
*	Ocado Group plc	107,236	262
*,3	Watches of Switzerland Group plc	40,002	255
	Dowlais Group plc	226,009	255
	Premier Foods plc	106,819	253
	4imprint Group plc	4,861	251
	Firstgroup plc	104,191	243
	Clarkson plc	4,753	238
*,3	Trainline plc	76,010	237
	MONY Group plc	93,566	234
	Rathbones Group plc	9,511	233
	Pets at Home Group plc	78,854	232
	Breedon Group plc	52,809	230
	Hays plc	295,287	226
	IntegraFin Holdings plc	47,586	219
	Kainos Group plc	15,577	215
	WH Smith plc	23,374	212
*	Frasers Group plc	20,524	209
	Vesuvius plc	36,985	187
*	Alphawave IP Group plc	67,944	187

		Shares	Market Value ($000)
*	Molten Ventures plc	28,440	185
	Bytes Technology Group plc	40,088	184
	Zigup plc	40,065	182
	Genuit Group plc	41,445	181
	Pagegroup plc	52,440	167
	Moonpig Group plc	58,770	165
	AG Barr plc	18,819	162
[3]	Petershill Partners plc	38,970	161
	Ashmore Group plc	74,008	160
*	Close Brothers Group plc	26,745	159
	Domino's Pizza Group plc	68,904	159
*,3	Trustpilot Group plc	61,455	156
	Ninety One plc	53,082	151
	Future plc	17,868	150
*	Oxford Nanopore Technologies plc	78,344	146
*	IP Group plc	159,483	136
	Jupiter Fund Management plc	68,814	133
[3]	Spire Healthcare Group plc	43,341	132
	Wickes Group plc	42,103	131
	RHI Magnesita NV	3,442	115
	Workspace Group plc	21,264	107
[3]	Ibstock plc	60,143	107
	Marshalls plc	41,669	99
	Dr. Martens plc	95,335	97
	NCC Group plc	48,301	95
	Hilton Food Group plc	13,782	93
[3]	Bakkavor Group plc	30,028	91
*	AO World plc	62,553	91
	Crest Nicholson Holdings plc	43,431	83
	Picton Property Income Ltd.	81,152	81
*,1	THG plc	122,226	73
[3]	CMC Markets plc	18,876	72
*	Auction Technology Group plc	17,769	66
	PZ Cussons plc	40,812	43
*,1,3	Aston Martin Lagonda Global Holdings plc	49,662	42
*,1	Raspberry PI Holdings plc	9,788	42
*,1	ASOS plc	11,038	35
*,2	NMC Health plc	4,208	—
			382,913
Total Common Stocks (Cost $4,001,181)			5,306,402
Preferred Stocks (0.7%)
	Samsung Electronics Co. Ltd. Preference Shares	154,745	7,914
	Itau Unibanco Holding SA Preference Shares	1,003,011	7,823
	Banco Bradesco SA Preference Shares	982,846	3,635
	Itausa SA Preference Shares	1,141,175	2,627
	Henkel AG & Co. KGaA Preference Shares	28,314	2,284
*	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	22,362	1,437
	Bayerische Motoren Werke AG Preference Shares	10,193	962
	Grupo Cibest SA Preference Shares	57,578	904
	Gerdau SA Preference Shares	244,093	877
	Hyundai Motor Co. Preference Shares (XARX)	6,194	821
	Cia Energetica de Minas Gerais Preference Shares	309,066	664
	Hyundai Motor Co. Preference Shares	4,916	644
	FUCHS SE Preference Shares	10,985	501
	Sixt SE Preference Shares	4,152	251
	Isa Energia Brasil SA Preference Shares	47,385	248
	Metalurgica Gerdau SA Preference Shares	112,200	233
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	84,900	233
	LG Chem Ltd. Preference Shares	1,735	225
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	786	198
	Grupo de Inversiones Suramericana SA Preference Shares	16,622	198
	LG Electronics Inc. Preference Shares	5,698	182
	Daishin Securities Co. Ltd. Preference Shares	11,910	168
	Mirae Asset Securities Co. Ltd. Preference Shares	23,582	159
	Marcopolo SA Preference Shares	124,400	149
	Bradespar SA Preference Shares	38,509	139
	Draegerwerk AG & Co. KGaA Preference Shares	1,573	129
	Amorepacific Corp. Preference Shares	4,016	127

			Shares	Market Value ($000)
		Banco Pan SA Preference Shares	53,100	113
		Unipar Carbocloro SA Preference Shares Class B	9,373	107
		Corem Property Group AB Preference Shares	3,950	102
*		Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	71,600	73
		Samsung SDI Co. Ltd. Preference Shares	575	70
		Alpargatas SA Preference Shares	30,400	65
		Cia de Ferro Ligas da Bahia FERBASA Preference Shares	40,400	53
		Banco ABC Brasil SA Preference Shares	11,600	53
		LG H&H Co. Ltd. Preference Shares	474	38
		Randoncorp SA Preference Shares	27,400	34
*		Azul SA Preference Shares	169,763	32
		CJ CheilJedang Corp. Preference Shares	25	2
Total Preferred Stocks (Cost $29,230)				34,474
Rights (0.0%)
*,2		Abu Dhabi Commercial Bank PJSC Exp. 12/4/2025	44,631	39
*		Viscofan SA Exp. 12/4/2025	8,117	14
*,1		Eutelsat Communications SACA Exp. 12/9/2025	16,879	11
*		Vulcabras SA Exp. 12/4/2025	3,232	4
*,1		Hanon Systems Exp. 12/22/2025	11,318	2
*,2		Taichung Commercial Bank Co. Ltd. Exp. 12/8/2025	9,437	—
*,2		Unimicron Technology Corp. Exp. 1/5/2026	5,567	—
*		Grupo Mateus SA Exp. 12/22/2025	2,605	—
*,2		Brogent Technologies Inc. Exp. 12/9/2025	394	—
Total Rights (Cost $47)				70
Warrants (0.0%)
*,2		Webuild SpA Exp. 8/31/2030	3,597	4
*		VGI PCL Exp. 5/23/2027	88,419	—
Total Warrants (Cost $—)				4
		Coupon
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[4,5]	Vanguard Market Liquidity Fund (Cost $48,661)	4.024%	486,667	48,667
Total Investments (100.2%) (Cost $4,079,119)				5,389,617
Other Assets and Liabilities—Net (-0.2%)				(9,565)
Net Assets (100%)				5,380,052
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $30,682.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2025, the aggregate value was $168,190, representing 3.1% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $34,897 was received for securities on loan, of which $34,869 is held in Vanguard Market Liquidity Fund and $28 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	December 2025	193	27,202	353
MSCI Emerging Markets Index	December 2025	212	14,603	179
				532

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	12/17/2025	INR	848,498	USD	9,578	—	(100)
Deutsche Bank AG	12/17/2025	USD	472	AUD	715	4	—
Toronto-Dominion Bank	12/17/2025	USD	4,343	CHF	3,418	79	—
Toronto-Dominion Bank	12/17/2025	USD	3,493	EUR	2,957	59	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	2,128	EUR	1,835	—	(2)
JPMorgan Chase Bank, N.A.	12/17/2025	USD	2,434	GBP	1,794	59	—
Toronto-Dominion Bank	12/17/2025	USD	303	HKD	2,356	—	—
Toronto-Dominion Bank	12/17/2025	USD	5,839	JPY	866,152	285	—
UBS AG	12/17/2025	USD	3,002	JPY	437,038	199	—
Goldman Sachs International	12/17/2025	USD	774	KRW	1,069,562	46	—
Deutsche Bank AG	12/17/2025	USD	985	SGD	1,256	15	—
UBS AG	12/17/2025	USD	1,404	TWD	42,050	63	—
						809	(102)

AUD—Australian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	464,208	4,840,159	2,035	5,306,402
Preferred Stocks	19,697	14,777	—	34,474
Rights	29	2	39	70
Warrants	—	—	4	4
Temporary Cash Investments	48,667	—	—	48,667
Total	532,601	4,854,938	2,078	5,389,617

Derivative Financial Instruments
Assets
Futures Contracts[1]	532	—	—	532
Forward Currency Contracts	—	809	—	809
Total	532	809	—	1,341
Liabilities
Forward Currency Contracts	—	(102)	—	(102)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.